The

                            Flippin, Bruce & Porter

                                     Funds

                               Semi-Annual Report
                               September 30, 1998
                                  (Unaudited)

--------------------------
FBP Contrarian Equity Fund
--------------------------
----------------------------
FBP Contrarian Balanced Fund
----------------------------

Letter to Shareholders                                          October 21, 1998
================================================================================

We would like to report on your Fund and its investments for the semi-annual period ending September 30, 1998. The following table displays the total return (capital change plus income) of the Funds for this and longer time periods.

------------------------------------------------------------------------------------
                                                        Five Years   Since Inception
                                Six Months   One Year   Annualized      Annualized
------------------------------------------------------------------------------------
FBP Contrarian Equity Fund       -15.7%       -6.1%        15.2%           15.3%
FBP Contrarian Balanced Fund      -9.2%       -1.4%        12.5%           10.9%
------------------------------------------------------------------------------------

Review and Outlook

The Fund's semi-annual period ended during a very difficult time for the equity markets. As the most recent quarter progressed, investors grew more fearful that the economic problems confronting Southeast Asia, Japan and Russia were quickly spreading to Latin America and would soon engulf the United States. Prior expectations of continued strong economic growth in our country gave way to fear of weakening corporate profits and the potential for a domestic recession. Also adding to the uncertainty were the political problems confronting our nation.

The result of all this uncertainty was an adjustment in stock prices. While not unexpected after many years of above average returns, the slide in stock prices has been none the less both swift and painful. From the peak on July 17 to the bottom on August 31, most broad indices dropped 20% or more, with many individual companies dropping twice that rate. Large quality growth stocks, utilities, telecommunications and international oil companies held their values better than most. There was good news if one looks at the returns of U.S. Treasury bonds. With investors nervous worldwide, there has been a tremendous flight to quality. Thus, intermediate and longterm Treasuries provided excellent results during this period. However, investors have shunned most other types of fixed income investments resulting in a widening of the yield spread between Treasury and corporate bonds. This lead to weaker performance in the corporate sector, albeit better than equities.

Fortunately, our government and key financial leaders realize the need to do whatever is necessary to stabilize the situation and put the foundation in place to restore the potential for longer term growth. Inflation is low, interest rates are low and our economy is still strong, although showing some signs of weakness. In order to put the current global economic problems into a rational context, one needs to reflect on history and have confidence in the global economic system. Since 1948, there has not been a world recession and global GDP growth has never gone negative for more than two quarters. It is clear the rate of growth worldwide may slow dramatically and painfully for many countries, but the risk of a true global recession should be viewed as a low probability. The Asian region continues its slow and painful struggle to stabilize its currencies and return to moderate growth. As one of the key countries in the process, Japan continues to search for the right formula to get its economy back on track. Europe still looks like a recovery is in progress with some disruptions due to the impact of Russia. Latin America seems to be on the edge, but again Brazil appears to be taking corrective steps.

Where do we go from here? The widening yield spread between treasury and corporate fixed income issues is now providing the opportunity to begin increasing the corporate bond exposure relative to treasuries in the Balanced Fund. For equities, we cannot predict the exact bottom of this market correction and we expect volatility to continue for some time. However, we do believe strongly that the market is giving us an opportunity to own companies with excellent long-term prospects at very reasonable prices and in some cases overly depressed prices. It is times like these when extreme pessimism presents rare investment opportunities. While our value approach is currently out of favor, we firmly believe that the investments made during this period of uncertainty will provide excellent long-term results.

Comparative Charts

Performance for each Fund is compared on the next page to the most appropriate broad-based index, the S&P 500, an unmanaged index of 500 large common stocks. Over time, this index has outpaced the FBP Contrarian Balanced Fund which maintains at least 25% bonds. Balanced funds have the growth potential to outpace inflation, but they will typically be outperformed by a 100% stock index over the long term because of the bond portion of their portfolios. However, the advantage of the bond portion is that it can make the return and principal of a balanced fund more stable than a portfolio completely invested in stocks. Results are also compared to the Consumer Price Index, a measure of inflation.

Thank you for your continued confidence and investment in The Flippin, Bruce & Porter Funds.

/s/ John T. Bruce

John T. Bruce, CFA
Vice President-Portfolio Manager

                           FBP Contrarian Equity Fund

Comparison of the Change in Value of a $10,000 Investment in the FBP Contrarian
   Equity Fund, the Standard & Poor's 500 Index and the Consumer Price Index

                                             Sept 98
                                             -------
FBP Contrarian Equity Fund                   $20,893
Standard & Poor's 500 Index                  $25,532
Consumer Price Index                         $11,330

Past performance is not predictive of future performance.


                      ------------------------------------
                           FBP Contrarian Equity Fund
                          Average Annual Total Returns

                      1 Year    5 Years   Since Inception*
                      -6.06%     15.18%        15.32%
                      ------------------------------------

             * Initial public offering of shares was July 30, 1993


                          FBP Contrarian Balanced Fund

Comparison of the Change in Value of a $10,000 Investment in the FBP Contrarian
  Balanced Fund, the Stancerd & Poor's 500 Index and the Consumer Price Index

                                             Sept 98
                                             -------
FBP Contrarian Balanced Fund                 $25,985
Standard & Poor's 500 Index                  $40,986
Consumer Price Index                         $13,204

Past performance is not predictive of future performance.


                      ------------------------------------
                          FBP Contrarian Balanced Fund
                          Average Annual Total Returns

                      1 Year    5 Years   Since Inception*
                      -1.41%     12.46%        10.89%
                      ------------------------------------

              * Initial public offering of shares was July 3, 1989

FBP CONTRARIAN EQUITY FUND
PORTFOLIO OF INVESTMENTS
September 30, 1998 (Unaudited)
================================================================================
   Shares      COMMON STOCKS -- 99.7%                                   Value
--------------------------------------------------------------------------------
               ADVERTISING -- 0.1%
     1,800     R.H. Donnelley Corporation ...................       $    22,275
                                                                    -----------

               BUSINESS INFORMATION SERVICES -- 0.7%
     9,000     Dun & Bradstreet Corporation .................           243,000
                                                                    -----------
               CHEMICALS -- 4.0%
     7,000     Dow Chemical Company .........................           598,062
    11,500     Ethyl Corporation ............................            46,000
    16,400     Great Lakes Chemical Corporation .............           637,550
     4,100     Octel Corporation(a) .........................            56,375
                                                                    -----------
                                                                      1,337,987
                                                                    -----------
               COMMERCIAL BANKING -- 9.7%
    11,000     Banc One Corporation .........................           468,875
    16,000     Chase Manhattan Corporation ..................           692,000
     8,500     Citicorp .....................................           789,969
     8,000     First Chicago NBD Corporation ................           548,000
    14,000     NationsBank Corporation ......................           749,000
                                                                    -----------
                                                                      3,247,844
                                                                    -----------
               COMMUNICATIONS -- 4.3%
    11,500     GTE Corporation ..............................           632,500
    18,000     Harris Corporation ...........................           576,000
    40,000     Paging Network, Inc.(a) ......................           241,250
                                                                    -----------
                                                                      1,449,750
                                                                    -----------
               COMPUTERS/COMPUTER TECHNOLOGY SERVICES -- 13.0%
    25,620     Compaq Computer Corporation ..................           810,233
    20,000     Electronic Data Systems Corporation ..........           663,750
     9,000     Hewlett-Packard Company ......................           476,438
    14,000     International Business Machines Corporation ..         1,792,000
    50,000     Novell, Inc.(a) ..............................           612,500
                                                                    -----------
                                                                      4,354,921
                                                                    -----------
               CONSUMER GOODS & SERVICES -- 8.7%
    88,000     Cendant Corporation(a) .......................         1,023,000
    19,000     Philip Morris Companies, Inc. ................           875,187
    40,000     Shaw Industries, Inc. ........................           650,000
    13,000     UST, Inc. ....................................           384,313
                                                                    -----------
                                                                      2,932,500
                                                                    -----------
               DRUGS/MEDICAL EQUIPMENT -- 16.3%
    14,800     Allergan, Inc. ...............................           863,950
    12,500     Amgen, Inc.(a) ...............................           944,531
     8,000     Bristol-Myers Squibb Company .................           831,000
     6,000     Johnson & Johnson ............................           469,500
    60,000     Mallinckrodt, Inc. ...........................         1,218,750
     3,800     Merck & Company, Inc. ........................           492,337
    13,000     Pharmacia & Upjohn, Inc. .....................           652,438
                                                                    -----------
                                                                      5,472,506
                                                                    -----------
4

FBP CONTRARIAN EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
   Shares      COMMON STOCKS -- 99.7% (Continued)                       Value
--------------------------------------------------------------------------------
               DURABLE GOODS -- 2.7%
     4,000     General Electric Company .....................       $   318,250
    12,325     Waste Management, Inc.(a) ....................           592,370
                                                                    -----------
                                                                        910,620
                                                                    -----------
               FINANCE -- 4.1%
    25,000     SLM Holding Corporation ......................           810,937
    50,000     United Dominion Realty .......................           568,750
                                                                    -----------
                                                                      1,379,687
                                                                    -----------
               HOTELS -- 0.7%
    26,200     Circus Circus Enterprises, Inc.(a) ...........           247,263
                                                                    -----------
               HUMAN RESOURCES -- 0.9%
    52,800     Olsten Corporation ...........................           300,300
                                                                    -----------
               INSURANCE -- 3.0%
    10,000     Aetna Life & Casualty Company ................           695,000
     6,600     Marsh & McLennan Companies, Inc. .............           328,350
                                                                    -----------
                                                                      1,023,350
                                                                    -----------
               OIL & OIL DRILLING -- 6.4%
    16,000     Equitable Resources, Inc. ....................           407,000
    44,200     Oryx Energy Company(a) .......................           571,838
    14,000     Pennzoil Company .............................           490,875
    13,700     Schlumberger Limited .........................           689,281
                                                                    -----------
                                                                      2,158,994
                                                                    -----------
               PACKAGING -- 1.7%
    21,000     Crown Cork & Seal Company, Inc. ..............           561,750
                                                                    -----------
               PAPER & FOREST PRODUCTS -- 1.3%
    10,000     Weyerhaeuser Company .........................           421,875
                                                                    -----------
               PHOTOGRAPHICAL PRODUCTS -- 3.2%
    14,000     Eastman Kodak Company ........................         1,082,375
                                                                    -----------
               PRINTING -- 1.8%
    17,000     R. R. Donnelley & Sons Company ...............           598,187
                                                                    -----------
               RETAIL STORES -- 12.4%
    12,000     Applebee's International, Inc. ...............           250,500
    19,000     Apple South, Inc. ............................           211,375
    15,000     Circuit City Stores, Inc.(b) .................           499,687
    25,000     Cracker Barrel Old Country Store, Inc. .......           568,750
    48,000     IKON Office Solutions, Inc. ..................           345,000
    36,500     K-Mart Corporation(a) ........................           435,719
    34,000     The Pep Boys - Manny, Moe & Jack .............           454,750
    35,000     Toys R Us, Inc.(a) ...........................           566,562
    15,500     Wal-Mart Stores, Inc.(b) .....................           846,688
                                                                    -----------
                                                                      4,179,031
                                                                    -----------

FBP CONTRARIAN EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
   Shares      COMMON STOCKS -- 99.7% (Continued)                       Value
--------------------------------------------------------------------------------
               TRANSPORTATION -- 4.0%
    14,000     FDX Corporation(a) ...........................       $   631,750
    17,000     Union Pacific Corporation ....................           724,625
                                                                    -----------
                                                                       1,356,375
                                                                    -----------
               TRAVEL & INVESTMENT SERVICES -- 0.7%
     3,000     American Express Company .....................           232,875
                                                                    -----------

               TOTAL COMMON STOCKS (COST $30,518,776)               $33,513,465
                                                                    -----------

================================================================================
    Face
   Amount      REPURCHASE AGREEMENTS(c) -- 1.4%                         Value
--------------------------------------------------------------------------------
$  479,000     Star Bank, N.A., 5.15%, dated 09/30/98,
               due 10/01/98, repurchase proceeds
               $479,068 (Cost $479,000) .....................       $   479,000
                                                                    -----------

               TOTAL INVESTMENTS AND REPURCHASE
                 AGREEMENTS AT VALUE -- 101.1% ..............       $33,992,465

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.1%)         (362,227)
                                                                    -----------

               NET ASSETS -- 100.0% .........................       $33,630,238
                                                                    ===========

(a)  Non-income producing security.

(b)  Security covers a call option.

(c) Joint repurchase agreement is fully collateralized by $12,560,000 GNMA II, Pool #8375, 6.875%, due 02/20/24; $12,360,000 GNMA II, Pool #8932, 6.875%,
     due 03/20/22; and $5,510,000 GNMA II, Pool #8395, 6.875%, due 03/20/24. The
     aggregate market value of the collateral at September 30, 1998 was $30,730,289. The Fund's pro-rata interest in the collateral at September 30, 1998 was $538,359.

================================================================================
FBP CONTRARIAN EQUITY FUND
SCHEDULE OF OPEN OPTIONS WRITTEN
September 30, 1998 (Unaudited)
================================================================================
                                                        Market
 Option                                                Value of        Premiums
Contracts      COVERED CALL OPTIONS                     Options        Received
--------------------------------------------------------------------------------
               Circuit City Stores, Inc.,
        21       10/17/98 at $45 ..................     $    --     $    13,303
               Wal-Mart Stores, Inc.,
        30       01/16/99 at $70 ..................       4,313          15,255
                                                        -------     -----------
                                                        $ 4,313     $    28,558
                                                        =======     ===========

See accompanying notes to financial statements.

FBP CONTRARIAN BALANCED FUND
PORTFOLIO OF INVESTMENTS
September 30, 1998 (Unaudited)
================================================================================
   Shares      COMMON STOCKS -- 66.4%                                   Value
--------------------------------------------------------------------------------
               ADVERTISING -- 0.1%
     1,800     R.H. Donnelley Corporation ...................       $    22,275
                                                                    -----------
               BUSINESS INFORMATION SERVICES -- 0.5%
     9,000     Dun & Bradstreet Corporation .................           243,000
                                                                    -----------
               CHEMICALS -- 2.4%
     8,000     Dow Chemical Company .........................           683,500
    20,000     Ethyl Corporation ............................            80,000
    11,700     Great Lakes Chemical Corporation .............           454,838
     2,925     Octel Corporation(a) .........................            40,219
                                                                    -----------
                                                                      1,258,557
                                                                    -----------
               COMMERCIAL BANKING -- 5.9%
    14,949     Banc One Corporation .........................           637,201
    15,350     Chase Manhattan Corporation ..................           663,888
     6,125     Citicorp .....................................           569,242
     5,430     First Chicago NBD Corporation ................           371,955
    16,250     NationsBank Corporation ......................           869,375
                                                                    -----------
                                                                      3,111,661
                                                                    -----------
               COMMUNICATIONS -- 3.2%
    15,000     GTE Corporation ..............................           825,000
    17,000     Harris Corporation ...........................           544,000
    50,000     Paging Network, Inc.(a) ......................           301,562
                                                                    -----------
                                                                      1,670,562
                                                                    -----------
               COMPUTERS/COMPUTER TECHNOLOGY SERVICES -- 9.5%
    25,914     Compaq Computer Corporation ..................           819,530
    20,000     Electronic Data Systems Corporation ..........           663,750
     6,100     Hewlett-Packard Company ......................           322,919
    20,400     International Business Machines Corporation(b)         2,611,200
    45,000     Novell, Inc.(a) ..............................           551,250
                                                                    -----------
                                                                      4,968,649
                                                                    -----------
               CONSUMER GOODS & SERVICES -- 5.0%
    88,000     Cendant Corporation(a) .......................         1,023,000
    19,300     Philip Morris Companies, Inc. ................           889,006
    29,000     Shaw Industries, Inc. ........................           471,250
     8,500     UST, Inc. ....................................           251,281
                                                                    -----------
                                                                      2,634,537
                                                                    -----------
               DRUGS/MEDICAL EQUIPMENT -- 11.1%
    14,000     Allergan, Inc. ...............................           817,250
    14,000     Amgen, Inc.(a) ...............................         1,057,875
     6,000     Bristol-Myers Squibb Company .................           623,250
    14,600     Johnson & Johnson ............................         1,142,450
    46,000     Mallinckrodt, Inc. ...........................           934,375
     3,200     Merck & Company, Inc. ........................           414,600
    16,400     Pharmacia & Upjohn, Inc. .....................           823,075
                                                                    -----------
                                                                      5,812,875
                                                                    -----------

FBP CONTRARIAN BALANCED FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
   Shares      COMMON STOCKS -- 66.4% (Continued)                       Value
--------------------------------------------------------------------------------
               DURABLE GOODS -- 2.7%
    11,200     General Electric Company .....................       $   891,100
    11,600     Waste Management, Inc.(a) ....................           557,525
                                                                    -----------
                                                                      1,448,625
                                                                    -----------
               FINANCE -- 2.6%
    24,000     SLM Holding Corporation ......................           778,500
    50,000     United Dominion Realty .......................           568,750
                                                                    -----------
                                                                      1,347,250
                                                                    -----------
               HOTELS -- 0.6%
    31,000     Circus Circus Enterprises, Inc.(a) ...........           292,563
                                                                    -----------
               HUMAN RESOURCES -- 0.6%
    54,000     Olsten Corporation ...........................           307,125
                                                                    -----------
               INSURANCE -- 3.6%
     8,300     Aetna Life & Casualty Company ................           576,850
     7,368     American International Group .................           567,336
    15,000     Marsh & McLennan Companies, Inc. .............           746,250
                                                                    -----------
                                                                      1,890,436
                                                                    -----------
               OIL & OIL DRILLING -- 3.1%
     6,800     Equitable Resources, Inc. ....................           172,975
    33,400     Oryx Energy Company(a) .......................           432,113
    12,000     Pennzoil Company .............................           420,750
    12,150     Schlumberger Limited .........................           611,297
                                                                    -----------
                                                                      1,637,135
                                                                    -----------
               PACKAGING -- 1.1%
    21,000     Crown Cork & Seal Company, Inc. ..............           561,750
                                                                    -----------
               PAPER & FOREST PRODUCTS -- 0.8%
    10,000     Weyerhaeuser Company .........................           421,875
                                                                    -----------
               PHOTOGRAPHICAL PRODUCTS -- 1.6%
    11,000     Eastman Kodak Company ........................           850,437
                                                                    -----------
               PRINTING -- 1.1%
    17,000     R. R. Donnelley & Sons Company ...............           598,188
                                                                    -----------
               RETAIL STORES -- 7.2%
     8,200     Applebee's International, Inc. ...............           171,175
    23,300     Apple South, Inc. ............................           259,212
    10,400     Circuit City Stores, Inc.(b) .................           346,450
    18,650     Cracker Barrel Old Country Store, Inc. .......           424,288
    50,000     IKON Office Solutions, Inc. ..................           359,375
    39,500     K-Mart Corporation(a) ........................           471,531
    34,100     The Pep Boys - Manny, Moe & Jack .............           456,087
    19,000     Toys R Us, Inc.(a) ...........................           307,562
    18,500     Wal-Mart Stores, Inc.(b) .....................         1,010,563
                                                                    -----------
                                                                      3,806,243
                                                                    -----------

FBP CONTRARIAN BALANCED FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
   Shares      COMMON STOCKS -- 66.4% (Continued)                       Value
--------------------------------------------------------------------------------
               TRANSPORTATION -- 2.5%
    13,000     FDX Corporation(a) ...........................       $   586,625
    17,200     Union Pacific Corporation ....................           733,150
                                                                    -----------
                                                                      1,319,775
                                                                    -----------
               TRAVEL & INVESTMENT SERVICES -- 1.2%
     8,300     American Express Company .....................           644,287
                                                                    -----------

               TOTAL COMMON STOCKS (COST $23,889,994) .......       $34,847,805
                                                                    -----------

================================================================================
Par Value      U.S. GOVERNMENT OBLIGATIONS -- 17.5%                     Value
--------------------------------------------------------------------------------
               U.S. TREASURY NOTES -- 17.5%
$1,000,000       5.50%, due 02/28/99 ........................       $ 1,003,750
   500,000       6.75%, due 06/30/99 ........................           507,656
 1,000,000       5.75%, due 09/30/99 ........................         1,010,938
   500,000       7.75%, due 01/31/00 ........................           520,469
 1,000,000       5.875%, due 06/30/00 .......................         1,024,063
   500,000       5.625%, due 02/28/01 .......................           514,063
   750,000       5.625%, due 05/15/01 .......................           775,079
   750,000       6.125%, due 12/31/01 .......................           788,906
   500,000       6.625%, due 04/30/02 .......................           536,719
   500,000       6.375%, due 08/15/02 .......................           535,156
   500,000       6.25%, due 02/15/03 ........................           537,500
   500,000       7.25%, due 05/15/04 ........................           570,938
   750,000       7.00%, due 07/15/06 ........................           873,985
                                                                    -----------

               TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $8,725,154)  $ 9,199,222
                                                                    -----------

================================================================================
Par Value      CORPORATE BONDS -- 10.7%                                 Value
--------------------------------------------------------------------------------
               FINANCE -- 4.5%
               Bankers Trust New York Corporation,
$  750,000       7.375%, due 05/01/08 .......................       $   799,162
               Green Tree Financial Corporation,
   750,000       7.55%, due 10/15/99 ........................           760,388
               Macsaver Financial Services,
   500,000       7.60%, due 08/01/07 ........................           344,728
               Signet Banking Corporation,
   150,000       9.625%, due 06/01/99 .......................           154,018
               United Dominion Realty,
   300,000       7.25%, due 04/01/99 ........................           300,088
                                                                    -----------
                                                                      2,358,384
                                                                    -----------

FBP CONTRARIAN BALANCED FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
Par Value      CORPORATE BONDS -- 10.7% (Continued)                     Value
--------------------------------------------------------------------------------
               INDUSTRIAL -- 1.5%
               Baxter International, Inc.,
$   75,000       9.25%, due 12/15/99 ........................       $    78,450
               Dayton Hudson Corporation,
    52,000       9.875%, due 06/01/17 .......................            53,380
               Hilton Hotels Corporaton,
   300,000       7.70%, due 07/15/02 ........................           307,151
               USG Corporation,
   375,000       8.75%, due 03/01/17 ........................           371,250
                                                                    -----------
                                                                        810,231
                                                                    -----------
               UTILITIES -- 4.7%
               Dayton Power & Light, Inc.,
   500,000       8.40%, due 12/01/22 ........................           527,711
               Niagara Mohawk Power,
  525,000        9.50%, due 03/01/21 ........................           557,900
               Potomac Edison Company,
   515,000       8.875%, due 08/01/21 .......................           542,475
               West Penn Power Company,
   775,000       8.875%, due 02/01/21 .......................           814,350
                                                                    -----------
                                                                      2,442,436
                                                                    -----------

               TOTAL CORPORATE BONDS (COST $5,591,757) ......       $ 5,611,051
                                                                    -----------
               TOTAL INVESTMENTS AT VALUE
                 (COST $38,206,905) -- 94.6% ................       $49,658,078
                                                                    -----------

================================================================================
    Face
   Amount      REPURCHASE AGREEMENTS(c) -- 5.4%                         Value
--------------------------------------------------------------------------------
$2,853,000     Star Bank, N.A., 5.15%, dated 09/30/98,
               due 10/01/98, repurchase proceeds
               $2,853,408 (Cost $2,853,000) .................       $ 2,853,000
                                                                    -----------

               TOTAL INVESTMENTS AND REPURCHASE
                 AGREEMENTS AT VALUE -- 100.0% ..............       $52,511,078

               LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%             (2,324)
                                                                    -----------

               NET ASSETS -- 100.0% .........................       $52,508,754
                                                                    ===========

(a)  Non-income producing security.

(b)  Security covers a call option.

(c) Joint repurchase agreement is fully collateralized by $12,560,000 GNMA II, Pool #8375, 6.875%, due 02/20/24; $12,360,000 GNMA II, Pool #8932, 6.875%,
     due 03/20/22; and $5,510,000 GNMA II, Pool #8395, 6.875%, due 03/20/24. The
     aggregate market value of the collateral at September 30, 1998 was $30,730,289. The Fund's pro-rata interest in the collateral at September 30, 1998 was $3,206,551.

See accompanying notes to financial statements.

FBP CONTRARIAN BALANCED FUND
SCHEDULE OF OPEN OPTIONS WRITTEN
September 30, 1998 (Unaudited)
================================================================================
                                                        Market
 Option                                                Value of        Premiums
Contracts      COVERED CALL OPTIONS                     Options        Received
--------------------------------------------------------------------------------
               Circuit City Stores, Inc.,
        14       10/17/98 at $45 ..................     $   --      $     8,869
               International Business Machines
                 Corporation,
        62       01/16/99 at $140 .................      37,975          49,350
               Wal-Mart Stores, Inc.,
        36       01/16/99 at $70 ..................       5,175          18,305
                                                        -------     -----------
                                                        $43,150     $    76,524
                                                        =======     ===========

See accompanying notes to financial statements.

THE FLIPPIN, BRUCE & PORTER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 1998 (Unaudited)
=========================================================================================
                                                                  FBP            FBP
                                                               Contrarian     Contrarian
                                                                 Equity        Balanced
                                                                  Fund           Fund
-----------------------------------------------------------------------------------------
ASSETS
   Investments in securities:
      At acquisition cost .................................    $30,518,776    $38,206,905
                                                               ===========    ===========
      At value (Note 1) ...................................    $33,513,465    $49,658,078
   Investments in repurchase agreements (Note 1) ..........        479,000      2,853,000
   Cash ...................................................            702            175
   Interest receivable ....................................             69        210,267
   Dividends receivable ...................................         42,868         43,966
   Receivable for capital shares sold .....................          4,235         12,066
   Other assets ...........................................          6,822         11,525
                                                               -----------    -----------
      TOTAL ASSETS ........................................     34,047,161     52,789,077
                                                               -----------    -----------
LIABILITIES
   Dividends payable ......................................          8,803         17,309
   Payable for securities purchased .......................        354,870        159,975
   Payable for capital shares redeemed ....................         16,626         16,714
   Accrued investment advisory fees (Note 3) ..............         20,891         32,499
   Accrued administration fees (Note 3) ...................          5,500          8,160
   Other accrued expenses .................................          5,920          2,516
   Covered call options, at value (Notes 1 and 4)
      (premiums received $28,558 and $76,524, respectively)          4,313         43,150
                                                               -----------    -----------
      TOTAL LIABILITIES ...................................        416,923        280,323
                                                               -----------    -----------

NET ASSETS ................................................    $33,630,238    $52,508,754
                                                               ===========    ===========
Net assets consist of:
   Paid-in capital ........................................    $29,637,595    $39,424,174
   Undistributed net investment income ....................            207          2,981
   Accumulated net realized gains
      from security transactions ..........................        973,502      1,597,052
   Net unrealized appreciation on investments .............      3,018,934     11,484,547
                                                               -----------    -----------
Net assets ................................................    $33,630,238    $52,508,754
                                                               ===========    ===========
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) .............      1,865,049      3,066,176
                                                               ===========    ===========
Net asset value, offering price and redemption
   price per share (Note 1) ...............................    $     18.03    $     17.13
                                                               ===========    ===========

See accompanying notes to financial statements.

THE FLIPPIN, BRUCE & PORTER FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended September 30, 1998 (Unaudited)
=========================================================================================
                                                                  FBP            FBP
                                                               Contrarian     Contrarian
                                                                 Equity        Balanced
                                                                  Fund           Fund
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest ...............................................    $    56,435    $   595,282
   Dividends ..............................................        261,679        294,634
                                                               -----------    -----------
      TOTAL INVESTMENT INCOME .............................        318,114        889,916
                                                               -----------    -----------
EXPENSES
   Investment advisory fees (Note 3) ......................        134,802        209,608
   Administration fees (Note 3) ...........................         34,497         51,164
   Postage and supplies ...................................          5,831          6,002
   Professional fees ......................................          4,063          5,933
   Printing of shareholder reports ........................          4,584          4,449
   Trustees' fees and expenses ............................          3,210          3,210
   Custodian fees .........................................          2,676          3,477
   Pricing costs ..........................................            723          2,334
   Insurance expense ......................................          1,089          1,245
   Other expenses .........................................          6,234          3,234
                                                               -----------    -----------
      TOTAL EXPENSES ......................................        197,709        290,656
                                                               -----------    -----------

NET INVESTMENT INCOME .....................................        120,405        599,260
                                                               -----------    -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains on security transactions ............        946,547      1,560,846
   Net realized gains on option contracts written .........         26,719         36,186
   Net change in unrealized appreciation/depreciation
     on investments .......................................     (7,071,285)    (7,475,373)
                                                               -----------    -----------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS .........     (6,098,019)    (5,878,341)
                                                               -----------    -----------

NET DECREASE IN NET ASSETS FROM OPERATIONS ................    $(5,977,614)   $(5,279,081)
                                                               -----------    -----------

See accompanying notes to financial statements.

THE FLIPPIN, BRUCE & PORTER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
Periods Ended September 30, 1998 and March 31, 1998
==========================================================================================================================
                                                                   FBP Contrarian                    FBP Contrarian
                                                                    Equity Fund                      Balanced Fund
                                                           -----------------------------     -----------------------------
                                                            Six Months                         Six Months
                                                               Ended            Year              Ended           Year
                                                           September 30,        Ended         September 30,       Ended
                                                               1998           March 31,           1998          March 31,
                                                           (Unaudited)          1998          (Unaudited)         1998
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ..............................    $    120,405     $    256,331     $    599,260     $  1,134,978
   Net realized gains on:
      Security transactions ...........................         946,547          691,750        1,560,846        2,146,818
      Option contracts written ........................          26,719           11,978           36,186           31,530
   Net change in unrealized appreciation/
      depreciation on investments .....................      (7,071,285)       6,925,224       (7,475,373)       9,325,106
                                                           ------------     ------------     ------------     ------------
Net increase (decrease) in net assets from operations .      (5,977,614)       7,885,283       (5,279,081)      12,638,432
                                                           ------------     ------------     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income .........................        (121,266)        (256,571)        (600,382)      (1,138,576)
   From net realized gains ............................              --         (865,431)              --       (2,862,386)
                                                           ------------     ------------     ------------     ------------
Decrease in net assets from
   distributions to shareholders ......................        (121,266)      (1,122,002)        (600,382)      (4,000,962)
                                                           ------------     ------------     ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ..........................       5,835,814       12,609,930        4,343,002        5,859,836
   Net asset value of shares issued in reinvestment
      of distributions to shareholders ................         103,484          963,147          566,070        3,827,435
   Payments for shares redeemed .......................      (1,532,496)      (1,354,310)      (2,461,184)      (3,238,764)
                                                           ------------     ------------     ------------     ------------
Net increase in net assets from
   capital share transactions .........................       4,406,802       12,218,767        2,447,888        6,448,507
                                                           ------------     ------------     ------------     ------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS ......................................      (1,692,078)      18,982,048       (3,431,575)      15,085,977
NET ASSETS
   Beginning of period ................................      35,322,316       16,340,268       55,940,329       40,854,352
                                                           ------------     ------------     ------------     ------------
   End of period (including undistributed net
      investment income of $207, $1,068,
      $2,981 and $4,103, respectively) ................    $ 33,630,238     $ 35,322,316     $ 52,508,754     $ 55,940,329
                                                           ============     ============     ============     ============
CAPITAL SHARE ACTIVITY
   Sold ...............................................         287,000          651,600          237,219          323,989
   Reinvested .........................................           5,294           48,841           31,284          211,834
   Redeemed ...........................................         (74,207)         (69,562)        (134,268)        (177,851)
                                                           ------------     ------------     ------------     ------------
   Net increase in shares outstanding .................         218,087          630,879          134,235          357,972
   Shares outstanding at beginning of period ..........       1,646,962        1,016,083        2,931,941        2,573,969
                                                           ------------     ------------     ------------     ------------
   Shares outstanding at end of period ................       1,865,049        1,646,962        3,066,176        2,931,941
                                                           ============     ============     ============     ============

See accompanying notes to financial statements.

FBP CONTRARIAN EQUITY FUND
FINANCIAL HIGHLIGHTS
============================================================================================================================
                                           Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
============================================================================================================================
                                                       Six Months
                                                          Ended                                                     July 30,
                                                        Sept. 30,               Years Ended March 31,              1993(a) to
                                                          1998      --------------------------------------------    March 31,
                                                       (Unaudited)    1998        1997        1996        1995        1994
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............    $  21.45    $  16.08    $  14.21    $  11.21    $  10.15    $  10.00
                                                        --------    --------    --------    --------    --------    --------
Income (loss) from investment operations:
   Net investment income ...........................        0.07        0.19        0.22        0.24        0.21        0.12
   Net realized and unrealized gains (losses)
      on investments ...............................       (3.42)       5.98        2.24        3.05        1.14        0.19
                                                        --------    --------    --------    --------    --------    --------
Total from investment operations ...................       (3.35)       6.17        2.46        3.29        1.35        0.31
                                                        --------    --------    --------    --------    --------    --------

Less distributions:
   Dividends from net investment income ............       (0.07)      (0.19)      (0.22)      (0.24)      (0.23)      (0.10)
   Distributions from net realized gains ...........          --       (0.61)      (0.37)      (0.05)      (0.06)      (0.06)
                                                        --------    --------    --------    --------    --------    --------
Total distributions ................................       (0.07)      (0.80)      (0.59)      (0.29)      (0.29)      (0.16)
                                                        --------    --------    --------    --------    --------    --------

Net asset value at end of period ...................    $  18.03    $  21.45    $  16.08    $  14.21    $  11.21    $  10.15
                                                        ========    ========    ========    ========    ========    ========

Total return .......................................     (15.65%)     38.90%      17.65%      29.54%      13.52%       4.59%(c)
                                                        ========    ========    ========    ========    ========    ========

Net assets at end of period (000's) ................    $ 33,630    $ 35,322    $ 16,340    $  9,090    $  5,323    $  3,135
                                                        ========    ========    ========    ========    ========    ========

Ratio of net expenses to average net assets(b) .....       1.10%(c)    1.12%       1.21%       1.25%       1.25%       1.25%(c)

Ratio of net investment income to average net assets       0.67%(c)    1.04%       1.50%       1.89%       2.15%       1.98%(c)

Portfolio turnover rate ............................          8%         10%          9%         12%          9%          7%

(a)  Commencement of operations.

(b) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.25%, 1.67%, 2.27% and 3.10%(c) for the periods ended March 31, 1997, 1996, 1995 and 1994, respectively.

(c)  Annualized.

See accompanying notes to financial statements.

FBP CONTRARIAN BALANCED FUND
FINANCIAL HIGHLIGHTS
============================================================================================================================
                                           Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
============================================================================================================================
                                                       Six Months
                                                         Ended
                                                        Sept. 30,                     Years Ended March 31,
                                                          1998      --------------------------------------------------------
                                                       (Unaudited)    1998        1997        1996        1995        1994
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............    $  19.08    $  15.87    $  14.86    $  12.80    $  12.19    $  12.10
                                                        --------    --------    --------    --------    --------    --------
Income (loss) from investment operations:
   Net investment income ...........................        0.20        0.41        0.42        0.43        0.38        0.33
   Net realized and unrealized gains (losses)
      on investments ...............................       (1.95)       4.26        1.49        2.44        0.87        0.15
                                                        --------    --------    --------    --------    --------    --------
Total from investment operations ...................       (1.75)       4.67        1.91        2.87        1.25        0.48
                                                        --------    --------    --------    --------    --------    --------
Less distributions:
   Dividends from net investment income ............       (0.20)      (0.41)      (0.42)      (0.43)      (0.39)      (0.32)
   Distributions from net realized gains ...........          --       (1.05)      (0.48)      (0.38)      (0.25)      (0.07)
                                                        --------    --------    --------    --------    --------    --------
Total distributions ................................       (0.20)      (1.46)      (0.90)      (0.81)      (0.64)      (0.39)
                                                        --------    --------    --------    --------    --------    --------

Net asset value at end of period ...................    $  17.13    $  19.08    $  15.87    $  14.86    $  12.80    $  12.19
                                                        ========    ========    ========    ========    ========    ========

Total return .......................................      (9.23%)     30.22%      13.15%      22.86%      10.54%       3.88%
                                                        ========    ========    ========    ========    ========    ========

Net assets at end of period (000's) ................    $ 52,509    $ 55,940    $ 40,854    $ 35,641    $ 25,976    $ 21,969
                                                        ========    ========    ========    ========    ========    ========

Ratio of net expenses to average net assets ........       1.04%(c)    1.04%       1.08%       1.17%       1.17%(a)    1.25%(b)

Ratio of net investment income to average net assets       2.14%(c)    2.33%       2.65%       3.04%       3.10%       2.64%

Portfolio turnover rate ............................         10%         21%         24%         17%         14%         28%

(a) In an effort to reduce the total operating expenses of the Fund, a portion of the Fund's custodian fees for the year ended March 31, 1995 was paid through an arrangement with a third-party broker-dealer who was compensated through commission trades. Payment of the fees was based on a percentage of commissions earned. Absent expenses reimbursed through the directed brokerage arrangement, the ratio of expenses to average net assets would have been 1.20% for the year ended March 31, 1995.

(b) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.36% for the year ended March 31, 1994.

(c)  Annualized.

See accompanying notes to financial statements.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 1998 (Unaudited)
================================================================================
1.   SIGNIFICANT ACCOUNTING POLICIES

The FBP Contrarian Equity Fund and the FBP Contrarian Balanced Fund (the Funds) are no-load, diversified series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on July 18, 1988.

The FBP Contrarian Equity Fund seeks long-term growth of capital through investment in a diversified portfolio comprised primarily of equity securities, with current income as a secondary objective.

The FBP Contrarian Balanced Fund seeks long-term capital appreciation and current income through investment in a balanced portfolio of equity and fixed income securities assuming a moderate level of investment risk.

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange
(currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service.

Repurchase agreements -- The Funds generally enter into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market value. At the time the Funds enter into the joint repurchase agreement, the Funds take possession of the underlying securities and the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, each Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends arising from net investment income are declared and paid quarterly to shareholders of each Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

Options transactions -- The Funds may write covered call options for which premiums are received and are recorded as liabilities, and are subsequently valued daily at the closing prices on their primary exchanges. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the security. If a closing purchase transaction is used to terminate the Funds' obligation on a call, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the call written.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments and covered call options as of September 30, 1998:

--------------------------------------------------------------------------------
                                              FBP Contrarian      FBP Contrarian
                                                Equity Fund        Balanced Fund
--------------------------------------------------------------------------------
Gross unrealized appreciation ..........       $  7,324,107        $ 14,715,057
Gross unrealized depreciation ..........         (4,305,173)         (3,230,510)
                                               ------------        ------------
Net unrealized appreciation ............       $  3,018,934        $ 11,484,547
                                               ============        ============

Federal income tax cost ................       $ 30,518,776        $ 38,206,905
                                               ============        ============
--------------------------------------------------------------------------------

2.   INVESTMENT TRANSACTIONS

During the six months ended September 30, 1998, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $9,534,573 and $2,653,153, respectively, for the FBP Contrarian Equity Fund and $7,675,302 and $5,307,988, respectively, for the FBP Contrarian Balanced Fund.

3.   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by Flippin, Bruce & Porter, Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of .75% on its average daily net assets up to $250 million; .65% on the next $250 million of such net assets; and .50% on such net assets in excess of $500 million. Certain trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and Countrywide Fund Services, Inc. (CFS), CFS provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Funds. For these services, CFS receives a monthly fee from each Fund at an annual rate of .20% on its average daily net assets up to $25 million; .175% on the next $25 million of such net assets; and .15% on such net assets in excess of $50 million, subject to a $2,000 minimum monthly fee for each Fund. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds' portfolio securities. Certain officers of the Trust are also officers of CFS.

4.   COVERED CALL OPTIONS

A summary of covered call option contracts during the six months ended September 30, 1998 is as follows:

------------------------------------------------------------------------------------------------
                                                     FBP Contrarian            FBP Contrarian
                                                       Equity Fund              Balanced Fund
                                                   -------------------       -------------------
                                                     Option    Option          Option    Option
                                                   Contracts  Premiums       Contracts  Premiums
------------------------------------------------------------------------------------------------
Options outstanding at beginning of period ..         125     $ 62,686          144     $ 66,996
Options written .............................          30       15,255           98       67,655
Options expired .............................         (65)     (26,719)         (90)     (36,186)
Options exercised ...........................         (39)     (22,664)         (40)     (21,941)
                                                      ---     --------          ---     --------
Options outstanding at end of period ........          51     $ 28,558          112     $ 76,524
                                                      ===     ========          ===     ========
------------------------------------------------------------------------------------------------

---------------------------------
The Flippin, Bruce & Porter Funds
---------------------------------

INVESTMENT ADVISER
Flippin, Bruce & Porter, Inc.
800 Main Street, Suite 202
P.O. Box 6138
Lynchburg, Virginia 24505
800-FBP-9375

TRANSFER AGENT AND
SHAREHOLDER SERVICING AGENT
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354
800-443-4249

LEGAL COUNSEL
Sullivan & Worcester LLP
One Post Office Square
Boston, Massachusetts 02109

OFFICERS
John M. Flippin, President
John T. Bruce, Vice President
     and Portfolio Manager
R. Gregory Porter, III, Vice President

TRUSTEES
Austin Brockenbrough, III
John T. Bruce
Charles M. Caravati, Jr.
J. Finley Lee, Jr.
Richard Mitchell
Richard L. Morrill
Harris V. Morrissette
Fred T. Tattersall
Erwin H. Will, Jr.
Samuel B. Witt, III

                          The Government Street Funds
                         The Alabama Tax Free Bond Fund
                         ------------------------------
                              No Load Mutual Funds


                               Semi-Annual Report
                               September 30, 1998
                                  (Unaudited)


                               Investment Adviser
                         T. Leavell & Associates, Inc.
                                  Founded 1979

THE GOVERNMENT STREET FUNDS
THE ALABAMA TAX FREE BOND FUND
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 1998 (Unaudited)
========================================================================================================
                                                            Government      Government        Alabama
                                                              Street          Street          Tax Free
                                                              Equity           Bond             Bond
                                                               Fund            Fund             Fund
--------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost ................................    $ 43,928,925    $ 36,780,606     $ 18,535,440
                                                           ============    ============     ============
   At value (Note 1) ..................................    $ 67,903,711    $ 38,192,212     $ 19,569,312
Investments in repurchase agreements (Note 1) .........       3,680,000       1,711,000               --
Cash ..................................................             665             577               --
Receivable for capital shares sold ....................          22,959          49,530              350
Interest receivable ...................................             526         644,121          251,213
Dividends receivable ..................................          76,252              --               --
Other assets ..........................................           8,175           7,622            4,389
                                                           ------------    ------------     ------------
   TOTAL ASSETS .......................................      71,692,288      40,605,062       19,825,264
                                                           ------------    ------------     ------------
LIABILITIES
Dividends payable .....................................           3,321          19,913           17,743
Payable for securities purchased ......................              --         649,453               --
Payable for capital shares redeemed ...................           1,200          27,887            2,500
Accrued investment advisory fees (Note 3) .............          35,100          16,114            3,141
Accrued administrative fees (Note 3) ..................          10,500           2,450            2,450
Other accrued expenses and liabilities ................           3,485           7,337            3,300
                                                           ------------    ------------     ------------
   TOTAL LIABILITIES ..................................          53,606         723,154           29,134
                                                           ------------    ------------     ------------
NET ASSETS ............................................    $ 71,638,682    $ 39,881,908     $ 19,796,130
                                                           ============    ============     ============
Net assets consist of:
Paid-in capital .......................................    $ 44,423,316    $ 38,964,950     $ 18,961,544
Undistributed net investment income ...................             883           5,974               --
Accumulated net realized gains (losses)
   from security transactions .........................       3,239,697        (500,622)        (199,286)
Net unrealized appreciation on investments ............      23,974,786       1,411,606        1,033,872
                                                           ------------    ------------     ------------
Net assets ............................................    $ 71,638,682    $ 39,881,908     $ 19,796,130
                                                           ============    ============     ============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) .........       1,776,407       1,847,413        1,857,710
                                                           ============    ============     ============
Net asset value, offering price and
   redemption price per share (Note 1) ................    $      40.33    $      21.59     $      10.66
                                                           ============    ============     ============

See accompanying notes to financial statements.

THE GOVERNMENT STREET FUNDS
THE ALABAMA TAX FREE BOND FUND
STATEMENTS OF OPERATIONS
Six Months Ended September 30, 1998 (Unaudited)
========================================================================================================
                                                            Government      Government        Alabama
                                                              Street          Street          Tax Free
                                                              Equity           Bond             Bond
                                                               Fund            Fund             Fund
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest ...........................................    $     81,191    $  1,309,587     $    470,136
   Dividends ..........................................         516,810              --               --
                                                           ------------    ------------     ------------
      TOTAL INVESTMENT INCOME .........................         598,001       1,309,587          470,136
                                                           ------------    ------------     ------------
EXPENSES
   Investment advisory fees (Note 3) ..................         228,811          95,131           34,047
   Administrative fees (Note 3) .......................          66,412          14,235           14,541
   Professional fees ..................................           5,506           5,506            3,992
   Pricing costs ......................................           1,164           6,187            6,737
   Printing of shareholder reports ....................           5,903           5,242            6,487
   Custodian fees .....................................           4,718           2,222            1,800
   Trustees' fees and expenses ........................           3,210           3,210            3,210
   Postage and supplies ...............................           5,043           4,357            3,659
   Insurance expense ..................................           1,401           1,153              778
   Other expenses .....................................           1,980           1,649              563
                                                           ------------    ------------     ------------
   TOTAL EXPENSES .....................................         324,148         138,892           75,814
Fees waived by the Adviser (Note 3) ...................              --              --          (12,584)
                                                           ------------    ------------     ------------
   NET EXPENSES .......................................         324,148         138,892           63,230
                                                           ------------    ------------     ------------
NET INVESTMENT INCOME .................................         273,853       1,170,695          406,906
                                                           ------------    ------------     ------------
REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS
   Net realized gains (losses)
      from security transactions ......................       1,310,062         (66,512)            (350)
   Net change in unrealized appreciation/depreciation
      on investments ..................................      (7,421,186)      1,024,706          302,697
                                                           ------------    ------------     ------------
NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS ............................      (6,111,124)        958,194          302,347
                                                           ------------    ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS ....................................    $ (5,837,271)   $  2,128,889     $    709,253
                                                           ============    ============     ============

See accompanying notes to financial statements.

THE GOVERNMENT STREET FUNDS
THE ALABAMA TAX FREE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
Periods Ended September 30, 1998 and March 31, 1998
====================================================================================================================================
                                                           Government Street         Government Street         Alabama Tax Free
                                                              Equity Fund                Bond Fund                 Bond Fund
                                                        ------------------------  ------------------------  ------------------------
                                                        Six Months                Six Months                Six Months
                                                           Ended         Year        Ended         Year       Ended          Year
                                                         Sept. 30,      Ended      Sept. 30,      Ended     Sept. 30,       Ended
                                                           1998        March 31,     1998        March 31,     1998        March 31,
                                                        (Unaudited)      1998     (Unaudited)      1998     (Unaudited)      1998
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ............................  $   273,853  $   516,281  $ 1,170,695  $ 2,087,331  $   406,906  $   782,390
   Net realized gains (losses)
      from security transactions ....................    1,310,062    2,517,491      (66,512)     (36,286)        (350)       1,079
   Net change in unrealized appreciation/
      depreciation on investments ...................   (7,421,186)  17,143,907    1,024,706      906,779      302,697      546,731
                                                       -----------  -----------  -----------  -----------  -----------  -----------
Net increase in net assets from operations ..........   (5,837,271)  20,177,679    2,128,889    2,957,824      709,253    1,330,200
                                                       -----------  -----------  -----------  -----------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income .......................     (273,854)    (527,419)  (1,168,577)  (2,095,202)    (406,906)    (782,390)
   From net realized gains ..........................           --   (1,732,108)          --           --           --           --
                                                       -----------  -----------  -----------  -----------  -----------  -----------
   Decrease in net assets from distributions
      to shareholders ...............................     (273,854)  (2,259,527)  (1,168,577)  (2,095,202)    (406,906)    (782,390)
                                                       -----------  -----------  -----------  -----------  -----------  -----------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ........................    3,852,373   10,616,273    2,823,805    7,696,201      823,137    2,804,374
   Net asset value of shares issued in
      reinvestment of distributions
      to shareholders ...............................      267,514    2,175,993    1,048,973    1,871,979      296,460      555,482
   Payments for shares redeemed .....................   (2,013,117)  (4,696,332)  (1,859,135)  (2,965,314)  (1,564,110)    (770,028)
                                                       -----------  -----------  -----------  -----------  -----------  -----------
Net increase (decrease) in net assets from
   capital share transactions .......................    2,106,770    8,095,934    2,013,643    6,602,866     (444,513)   2,589,828
                                                       -----------  -----------  -----------  -----------  -----------  -----------
TOTAL INCREASE (DECREASE)
        IN NET ASSETS ...............................   (4,004,355)  26,014,086    2,973,955    7,465,488     (142,166)   3,137,638

NET ASSETS:
   Beginning of period ..............................   75,643,037   49,628,951   36,907,953   29,442,465   19,938,296   16,800,658
                                                       -----------  -----------  -----------  -----------  -----------  -----------
   End of period ....................................  $71,638,682  $75,643,037  $39,881,908  $36,907,953  $19,796,130  $19,938,296
                                                       ===========  ===========  ===========  ===========  ===========  ===========
UNDISTRIBUTED NET
   INVESTMENT INCOME ................................  $       883  $       884  $     5,974  $     3,856  $        --  $        --
                                                       ===========  ===========  ===========  ===========  ===========  ===========
Capital share activity:
      Sold ..........................................       88,755      268,759      133,331      365,904       78,356      270,970
      Reinvested ....................................        6,338       56,533       49,499       89,389       28,162       53,306
      Redeemed ......................................      (45,963)    (121,016)     (87,874)    (141,456)    (148,767)     (73,918)
                                                       -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease) in shares outstanding .       49,130      204,276       94,956      313,837      (42,249)     250,358
      Shares outstanding, beginning of period .......    1,727,277    1,523,001    1,752,457    1,438,620    1,899,959    1,649,601
                                                       -----------  -----------  -----------  -----------  -----------  -----------
      Shares outstanding, end of period .............    1,776,407    1,727,277    1,847,413    1,752,457    1,857,710    1,899,959
                                                       ===========  ===========  ===========  ===========  ===========  ===========

See accompanying notes to financial statements.

THE GOVERNMENT STREET EQUITY FUND
FINANCIAL HIGHLIGHTS
===============================================================================================================================
                                              Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
===============================================================================================================================
                                                 Six Months
                                                    Ended
                                                  Sept. 30,                            Years Ended March 31,
                                                     1998         -------------------------------------------------------------
                                                 (Unaudited)         1998         1997         1996         1995         1994
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .........  $   43.79       $   32.59    $   29.41    $   23.87    $   22.69    $   23.06
                                                  ---------       ---------    ---------    ---------    ---------    ---------
Income (loss) from investment operations:
   Net investment income .......................       0.16            0.32         0.37         0.40         0.38         0.30
   Net realized and unrealized
      gains (losses) on investments ............      (3.46)          12.28         4.50         5.75         1.19        (0.37)
                                                  ---------       ---------    ---------    ---------    ---------    ---------
Total from investment operations ...............      (3.30)          12.60         4.87         6.15         1.57        (0.07)
                                                  ---------       ---------    ---------    ---------    ---------    ---------
Less distributions:
   Dividends from net investment income ........      (0.16)          (0.32)       (0.36)       (0.40)       (0.39)       (0.30)
   Distributions from net realized gains .......         --           (1.08)       (1.33)       (0.21)          --           --
                                                  ---------       ---------    ---------    ---------    ---------    ---------
Total distributions ............................      (0.16)          (1.40)       (1.69)       (0.61)       (0.39)       (0.30)
                                                  ---------       ---------    ---------    ---------    ---------    ---------

Net asset value at end of period ...............  $   40.33       $   43.79    $   32.59    $   29.41    $   23.87    $   22.69
                                                  =========       =========    =========    =========    =========    =========

Total return ...................................     (7.56%)         39.31%       16.94%       25.96%        7.02%       (0.31%)
                                                  =========       =========    =========    =========    =========    =========

Net assets at end of period (000's) ............  $  71,639       $  75,643    $  49,629    $  41,421    $  31,473    $  27,101
                                                  =========       =========    =========    =========    =========    =========

Ratio of net expenses to average net assets(a) .      0.85%(b)        0.86%        0.89%        0.94%        0.91%        1.00%
Ratio of net investment income
   to average net assets .......................      0.72%(b)        0.82%        1.17%        1.50%        1.71%        1.33%
Portfolio turnover rate ........................        10%             18%          20%          31%          55%          63%

(a) In an effort to reduce the total operating expenses of the Fund, a portion of the Fund's administrative and custodian fees for years ended prior to March 31, 1996 were paid through an arrangement with a third-party broker-dealer who was compensated through commission trades. Payment of the fees was based on a percentage of commissions earned. Absent expenses reimbursed through the directed brokerage arrangement, the ratios of expenses to average net assets would have been 1.00% and 1.16% for the years ended March 31, 1995 and 1994, respectively.

(b)  Annualized.

See accompanying notes to financial statements.

THE GOVERNMENT STREET BOND FUND
FINANCIAL HIGHLIGHTS
=============================================================================================================================
                                            Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
=============================================================================================================================
                                                Six Months
                                                  Ended
                                                Sept. 30,                            Years Ended March 31,
                                                   1998         -------------------------------------------------------------
                                               (Unaudited)         1998         1997         1996         1995         1994
                                                ---------       ---------    ---------    ---------    ---------    ---------
Net asset value at beginning of period .......  $   21.06       $   20.47    $   20.87    $   20.33    $   20.87    $   21.77
                                                ---------       ---------    ---------    ---------    ---------    ---------
Income from investment operations:
   Net investment income .....................       0.65            1.32         1.34         1.35         1.35         1.32
   Net realized and unrealized
      gains (losses) on investments ..........       0.53            0.60        (0.40)        0.54        (0.53)       (0.90)
                                                ---------       ---------    ---------    ---------    ---------    ---------
Total from investment operations .............       1.18            1.92         0.94         1.89         0.82         0.42
                                                ---------       ---------    ---------    ---------    ---------    ---------
Less distributions:
   Dividends from net investment income ......      (0.65)          (1.33)       (1.34)       (1.35)       (1.36)       (1.32)
                                                ---------       ---------    ---------    ---------    ---------    ---------

Net asset value at end of period .............  $   21.59       $   21.06    $   20.47    $   20.87    $   20.33    $   20.87
                                                =========       =========    =========    =========    =========    =========

Total return .................................      5.71%           9.61%        4.60%        9.43%        4.12%        1.85%
                                                =========       =========    =========    =========    =========    =========

Net assets at end of period (000's) ..........  $  39,882       $  36,908    $  29,442    $  28,718    $  27,780    $  22,633
                                                =========       =========    =========    =========    =========    =========

Ratio of net expenses to average net assets ..      0.73%(b)        0.74%        0.75%        0.76%        0.85%        0.86%(a)

Ratio of net investment income
   to average net assets .....................      6.15%(b)        6.35%        6.44%        6.38%        6.68%        6.15%

Portfolio turnover rate ......................        13%             10%          20%          10%          11%          10%

(a) Absent investment advisory fees waived by the Adviser, the ratios of expenses to average net assets would have been 1.03% for the year ended March 31, 1994.

(b)   Annualized.

See accompanying notes to financial statements.

THE ALABAMA TAX FREE BOND FUND
FINANCIAL HIGHLIGHTS
=================================================================================================================================
                                                Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
=================================================================================================================================
                                                     Six
                                                    Months                                                   Seven
                                                    Ended                                                    Months      Jan. 15,
                                                   Sept. 30.              Years Ended March 31,              Ended      1993(b) to
                                                     1998       -----------------------------------------   Mar. 31,     Aug. 31,
                                                 (Unaudited)      1998       1997       1996       1995      1994(a)       1993
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..........  $  10.49     $  10.18   $  10.23   $   9.96   $   9.96   $  10.30     $  10.00
                                                   --------     --------   --------   --------   --------   --------     --------
Income (loss) from investment operations:
   Net investment income ........................      0.22         0.44       0.43       0.42       0.45       0.26         0.23
   Net realized and unrealized
      gains (losses) on investments .............      0.17         0.31      (0.05)      0.27         --      (0.34)        0.30
                                                   --------     --------   --------   --------   --------   --------     --------
Total from investment operations ................      0.39         0.75       0.38       0.69       0.45      (0.08)        0.53
                                                   --------     --------   --------   --------   --------   --------     --------
Less distributions:
   Dividends from net investment income .........     (0.22)       (0.44)     (0.43)     (0.42)     (0.45)     (0.26)       (0.23)
                                                   --------     --------   --------   --------   --------   --------     --------

Net asset value at end of period ................  $  10.66     $  10.49   $  10.18   $  10.23   $   9.96   $   9.96     $  10.30
                                                   ========     ========   ========   ========   ========   ========     ========

Total return ....................................     3.77%        7.44%      3.82%      7.02%      4.66%     (1.50%)(d)    8.79%(d)
                                                   ========     ========   ========   ========   ========   ========     ========

Net assets at end of period (000's) .............  $ 19,796     $ 19,938   $ 16,801   $ 15,480   $ 12,816   $  9,716     $  3,429
                                                   ========     ========   ========   ========   ========   ========     ========

Ratio of net expenses to average net assets(c) ..     0.65%(d)     0.65%      0.66%      0.75%      0.75%      0.75%(d)     0.75%(d)

Ratio of net investment income
   to average net assets ........................     4.19%(d)     4.19%      4.24%      4.11%      4.56%      4.46%(d)     4.01%(d)

Portfolio turnover rate .........................        2%           2%         6%         4%        36%         3%           2%

(a) Effective April 1, 1994, the Fund was reorganized and changed its fiscal year end from August 31 to March 31.

(b)  Commencement of operations.

(c) Absent investment advisory fees waived and/or expenses reimbursed by the Adviser, the ratios of expenses to average net assets would have been 0.78%(d), 0.75%, 0.78%, 0.86%, 1.05%, 1.76%(d) and 2.75%(d) for the periods ended September 30, 1998, March 31, 1998, 1997, 1996, 1995, 1994 and August
     31, 1993, respectively (Note 3).

(d)  Annualized.

See accompanying notes to financial statements.

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS
September 30, 1998 (Unaudited)
================================================================================
    Shares   COMMON STOCKS -- 94.8%                                    Value
--------------------------------------------------------------------------------
             AEROSPACE -- 0.9%
    18,200     Boeing Company ...............................       $   624,488
                                                                    -----------
             CHEMICALS AND DRUGS -- 18.2%
    40,000     Becton Dickinson & Company ...................         1,645,000
    15,000     Biomet, Inc.(a) ..............................           520,312
    20,000     Cardinal Health, Inc. ........................         2,065,000
    18,000     duPont (E.I.) de Nemours & Company ...........         1,010,250
    14,000     Eli Lilly & Company ..........................         1,096,375
    10,000     Engelhard Corporation ........................           176,875
    14,000     Goodrich (B.F.) Company ......................           457,625
    15,000     Johnson & Johnson ............................         1,173,750
    25,800     Mallinckrodt, Inc. ...........................           524,063
     9,700     Merck & Company, Inc. ........................         1,256,756
     5,000     Pfizer, Inc. .................................           529,687
    20,000     Schering-Plough Corporation ..................         2,071,250
    18,000     Sigma-Aldrich Corporation ....................           519,750
                                                                    -----------
                                                                     13,046,693
                                                                    -----------
             CASINO HOTELS -- 0.1%
     7,000     Circus Circus Enterprises, Inc.(a) ...........            66,063
                                                                    -----------
             CONSTRUCTION -- 4.7%
     3,000     Armstrong World Industries, Inc. .............           160,500
    25,500     Blount, Inc. - Class A .......................           605,625
    20,000     Caterpiller, Inc. ............................           891,250
    20,312     Clayton Homes, Inc. ..........................           344,034
     3,000     Florida Rock Industries, Inc. ................            74,250
    16,000     Lowe's Companies, Inc. .......................           509,000
    25,600     Valspar Corporation ..........................           766,400
                                                                    -----------
                                                                      3,351,059
                                                                    -----------
             CONSUMER PRODUCTS -- 7.7%
    22,746     Archer-Daniels-Midland Company ...............           380,996
    27,000     Belo (A.H.) Corporation - Class A ............           540,000
     7,000     Cendant Corporation(a) .......................            81,375
     4,000     Clorox Company ...............................           330,000
    12,000     General Motors Corporation ...................           656,250
    25,000     Gillette Company .............................           956,250
     3,500     Hewlett-Packard Company ......................           185,281
     2,500     Microsoft Corporation(a) .....................           275,156
     8,000     Newell Company ...............................           368,500
    12,000     Polygram NV ..................................           681,000
    15,000     Procter & Gamble Company .....................         1,064,063
                                                                    -----------
                                                                      5,518,871
                                                                    -----------
             DURABLE GOODS -- 13.6%
    12,000     Advanced Micro Devices, Inc.(a) ..............           222,750
    20,000     Andrew Corporation(a) ........................           265,000
    49,500     Cisco Systems, Inc.(a) .......................         3,059,719
    10,000     Computer Associates International, Inc. ......           370,000
     9,000     Deere & Company ..............................           272,250
     2,000     Diebold, Inc. ................................            44,000
    23,000     General Electric Company .....................         1,829,938
    15,000     General Signal Corporation ...................           509,062
     9,500     Intel Corporation ............................           814,625
     3,000     International Business Machines Corporation ..           384,000
    16,000     Philips Electronics NV .......................           854,000
    11,500     Raytheon Company .............................           620,281
     6,000     Shared Medical Systems, Inc. .................           319,125
     5,000     Springs Industries, Inc. .....................           173,750
                                                                    -----------
                                                                      9,738,500
                                                                    -----------

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
    Shares   COMMON STOCKS -- 94.8%                                    Value
--------------------------------------------------------------------------------
             ELECTRONICS -- 1.2%
    17,400     AMP, Inc. ....................................       $   622,050
    25,000     National Semiconductor Corporation(a) ........           242,187
                                                                    -----------
                                                                        864,237
                                                                    -----------
             FINANCIAL -- 13.7%
     9,695     Aetna, Inc. ..................................           673,803
    30,000     AFLAC, Inc. ..................................           856,875
    10,000     American Express Company .....................           776,250
    10,000     Fleet Financial Group, Inc. ..................           734,375
    22,000     Freddie Mac ..................................         1,087,625
     7,500     Marsh & McLennan Companies, Inc. .............           373,125
     6,000     MBNA Corporation .............................           171,750
    28,000     Mellon Bank Corporation ......................         1,541,750
    33,000     Star Banc Corporation ........................         2,182,125
    21,000     Synovus Financial Corporation ................           414,750
    15,000     Torchmark Corporation ........................           539,063
    12,000     Travelers, Inc. ..............................           450,000
                                                                    -----------
                                                                      9,801,491
                                                                    -----------
             FOOD/BEVERAGES -- 2.6%
     6,000     Anheuser-Busch Companies, Inc. ...............           324,000
    10,000     Campbell Soup Company ........................           501,875
    40,000     Coca-Cola Enterprises ........................         1,010,000
     1,000     Vlasic Foods International Inc.(a) ...........            18,688
                                                                    -----------
                                                                      1,854,563
                                                                    -----------
             MANUFACTURING -- 0.9%
    15,000     Pall Corporation .............................           332,812
     6,000     Tyco International Ltd. ......................           331,500
                                                                    -----------
                                                                        664,312
                                                                    -----------
             METAL AND MINING -- 1.7%
     9,000     Aluminum Company of America ..................           639,000
    10,000     Newmont Mining Corporation ...................           242,500
     7,000     Phelps Dodge Corporation .....................           365,312
                                                                    -----------
                                                                      1,246,812
                                                                    -----------
             OIL/ENERGY -- 7.8%
    25,000     Amoco Corporation ............................         1,346,875
    13,000     Chevron Corporation ..........................         1,092,813
    14,650     Exxon Corporation ............................         1,028,247
    11,000     Halliburton Company ..........................           314,187
     5,000     Helmerich & Payne, Inc. ......................           105,000
    12,000     Nabors Industries, Inc.(a) ...................           182,250
     5,000     Pennzoil Company .............................           175,312
     6,000     Schlumberger Limited .........................           301,875
    28,500     Shell Transport & Trading PLC ................         1,038,469
                                                                    -----------
                                                                      5,585,028
                                                                    -----------
             PAPER AND FOREST PRODUCTS -- 2.1%
    11,000     Georgia Pacific Corporation ..................           501,875
     5,000     Georgia Pacific Corporation, Timber Group ....            97,187
     7,000     International Paper Company ..................           326,375
    10,000     Mead Corporation .............................           294,375
     3,000     Union Camp Corporation .......................           118,125
     5,000     Willamette Industries, Inc. ..................           143,438
                                                                    -----------
                                                                      1,481,375
                                                                    -----------

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
    Shares   COMMON STOCKS -- 94.8%                                    Value
--------------------------------------------------------------------------------
             RETAIL -- 7.0%
    14,000     American Stores Company ......................       $   450,625
     7,000     Cracker Barrel Old Country Store, Inc. .......           159,250
    15,000     Dillard's, Inc. ..............................           424,688
    33,000     Home Depot, Inc. .............................         1,303,500
     8,000     Nike, Inc. - Class B .........................           294,500
     8,000     Reebok International Ltd. ....................           108,500
    24,000     Toys "R" Us, Inc.(a) .........................           388,500
    14,500     Wal-Mart Stores, Inc. ........................           792,062
    25,000     Walgreen Company .............................         1,101,562
                                                                    -----------
                                                                      5,023,187
                                                                    -----------
             SERVICES - COMPUTER -- 3.4%
    11,100     Automatic Data Processing, Inc. ..............           829,725
    24,000     Computer Sciences Corporation(a) .............         1,308,000
     5,000     Electronic Data Systems Corporation ..........           165,938
     6,000     Wallace Computer Services, Inc. ..............           107,625
                                                                    -----------
                                                                      2,411,288
                                                                    -----------
             TELECOMMUNICATION EQUIPMENT -- 0.7%
    18,000     Scientific - Atlanta, Inc. ...................           380,250
     5,000     Northern Telecom Limited .....................           160,000
                                                                    -----------
                                                                        540,250
                                                                    -----------
             TRANSPORTATION -- 1.1%
    17,500     FDX Corporation(a) ...........................           789,687
                                                                    -----------
             UTILITIES -- 7.4%
    27,000     Ameritech Corporation ........................         1,279,125
     2,000     AT&T Corporation .............................           116,875
    11,000     BellSouth Corporation ........................           827,750
    15,490     Duke Power Company ...........................         1,025,244
    26,000     SBC Communications, Inc. .....................         1,155,375
    17,000     US WEST, Inc. ................................           891,438
                                                                    -----------
                                                                      5,295,807
                                                                    -----------

             TOTAL COMMON STOCKS (COST $43,928,925)                 $67,903,711
                                                                    -----------

================================================================================
     Face
    Amount   REPURCHASE AGREEMENTS(b) -- 5.1%                          Value
--------------------------------------------------------------------------------
             Star Bank, N.A.,
$3,680,000      5.15%, dated 09/30/1998, due 10/01/1998,
                repurchase proceeds $3,680,526 (Cost $3,680,000)    $ 3,680,000
                                                                    -----------

             TOTAL INVESTMENTS AND REPURCHASE
                AGREEMENTS AT VALUE -- 99.9% ................       $71,583,711

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1% ..            54,971
                                                                    -----------

             NET ASSETS -- 100.0% ...........................       $71,638,682
                                                                    ===========

(a)  Non-income producing security.

(b) Joint repurchase agreement is fully collateralized by $12,560,000 GNMA II, Pool #8375, 6.875%, due 02/20/2024; $12,360,000 GNMA II, Pool #8932,
     6.875%,  due 03/20/2022;  and $5,510,000 GNMA II, Pool #8395,  6.875%,  due
     03/20/2024. The aggregate market value of the collateral at September 30, 1998 was $30,730,289. The Fund's pro-rata interest in the collateral at September 30, 1998 was $4,136,035.

See accompanying notes to financial statements.

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS
September 30, 1998 (Unaudited)
================================================================================
 Par Value   U.S. TREASURY AND AGENCY OBLIGATIONS -- 40.3%             Value

             U.S. TREASURY NOTES -- 8.9%
$  855,000     7.125%, due 10/15/1998 .......................       $   856,069
   225,000     7.00%, due 04/15/1999 ........................           227,813
   150,000     6.375%, due 07/15/1999 .......................           152,016
   100,000     8.00%, due 08/15/1999 ........................           102,875
   250,000     7.50%, due 10/31/1999 ........................           257,500
    50,000     7.875%, due 11/15/1999 .......................            51,781
   100,000     8.50%, due 02/15/2000 ........................           105,219
    20,000     8.75%, due 08/15/2000 ........................            21,550
    50,000     8.50%, due 11/15/2000 ........................            54,141
   140,000     8.00%, due 05/15/2001 ........................           152,294
   125,000     7.875%, due 08/15/2001 .......................           136,562
   850,000     5.75%, due 04/30/2003 ........................           899,672
   250,000     5.875%, due 11/15/2005 .......................           272,812
   250,000     5.50%, due 02/15/2008 ........................           270,469
                                                                    -----------
                                                                      3,560,773
                                                                    -----------
             FEDERAL FARM CREDIT BANK BONDS-- 1.3%
   500,000     6.00%, due 01/07/2008 ........................           536,166
                                                                    -----------
             FEDERAL HOME LOAN BANK BONDS-- 5.4%
   500,000     7.57%, due 08/19/2004 ........................           570,745
   500,000     6.045%, due 12/10/2004 .......................           532,352
   500,000     5.42%, due 09/23/2008 ........................           515,396
   500,000     5.52%, due 09/23/2008 ........................           519,322
                                                                    -----------
                                                                      2,137,815
                                                                    -----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION BONDS -- 8.5%
   500,000     6.345%, due 11/01/2005 .......................           540,327
   200,000     6.73%, due 01/05/2006 ........................           200,897
   300,000     7.52%, due 04/21/2006 ........................           304,307
   500,000     7.55%, due 04/26/2006 ........................           505,984
   895,000     7.44%, due 09/20/2006 ........................           961,685
   800,000     7.04%, due 01/09/2007 ........................           858,771
                                                                    -----------
                                                                      3,371,971
                                                                    -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION BONDS -- 15.0%
   100,000     8.45%, due 07/12/1999 ........................           102,713
   500,000     6.83%, due 04/02/2003 ........................           503,498
   500,000     6.63%, due 06/20/2005 ........................           548,424
   500,000     7.90%, due 06/28/2006 ........................           507,081
   650,000     7.65%, due 10/06/2006 ........................           668,398
   500,000     7.36%, due 02/07/2007 ........................           512,505
   400,000     7.70%, due 04/10/2007 ........................           415,296
   500,000     6.62%, due 06/25/2007 ........................           557,069
   500,000     7.16%, due 06/26/2007 ........................           517,002
   500,000     7.00%, due 07/17/2007 ........................           519,286
   400,000     6.80%, due 08/27/2012 ........................           449,337
   600,000     6.875%, due 09/24/2012 .......................           671,986
                                                                    -----------
                                                                      5,972,595
                                                                    -----------
             PRIVATE EXPORT FUNDING BONDS-- 1.2%
   470,000     7.90%, due 03/31/2000 ........................           491,223
                                                                    -----------

             TOTAL U.S. TREASURY AND AGENCY
                OBLIGATIONS (COST $15,510,979) ..............       $16,070,543
                                                                    -----------

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
 Par Value   MORTGAGE-BACKED SECURITIES -- 9.0%                        Value
--------------------------------------------------------------------------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 8.8%
$   20,455     Pool #15032, 7.50%, due 02/15/2007 ...........       $    21,184
   482,943     Pool #438434, 6.50%, due 01/01/2013 ..........           495,016
    18,326     Pool #176413, 7.50%, due 09/15/2016 ..........            18,979
    24,027     Pool #170784, 8.00%, due 12/15/2016 ..........            25,026
    25,319     Pool #181540, 8.00%, due 02/15/2017 ..........            26,371
   476,158     Pool #366710, 6.50%, due 02/01/2024 ..........           486,276
   640,548     Pool #453826, 7.25%, due 09/01/2027 ..........           661,866
   968,030     Pool #412360, 7.00%, due 11/15/2027 ..........           997,978
   741,247     Pool #454162, 7.00%, due 05/15/2028 ..........           764,180
                                                                    -----------
                                                                      3,496,876
                                                                    -----------
             OTHER MORTGAGE-BACKED SECURITIES -- 0.2%
               Collateralized Mortgage Securities Corporation,
    84,662       Series #1991-8PF, 7.30%, due 08/20/2020 ....            84,781
                                                                    -----------

             TOTAL MORTGAGE-BACKED SECURITIES (COST $3,522,477)     $ 3,581,657
                                                                    -----------

================================================================================
 Par Value   CORPORATE BONDS -- 46.5%                                  Value
--------------------------------------------------------------------------------
             FINANCE -- 22.9%
             American Express Company,
$  350,000     8.50%, due 08/15/2001 ........................       $   380,998
                                                                    -----------
             AmSouth Bancorp,
   425,000     9.375%, due 05/01/1999 .......................           433,826
   550,000     7.75%, due 05/15/2004 ........................           609,544
                                                                    -----------
                                                                      1,043,370
                                                                    -----------
             Banc One Corporation,
   600,000     7.00%, due 07/15/2005 ........................           643,742
                                                                    -----------
             BankAmerica Corporation,
   496,000     8.375%, due 03/15/2002 .......................           542,079
                                                                    -----------
             Bear Stearns Company,
   170,000     9.375%, due 06/01/2001 .......................           185,422
                                                                    -----------
             General Electric Capital Corporation,
   100,000     7.24%, due 01/15/2002 ........................           106,303
   150,000     7.50%, due 03/15/2002 ........................           161,082
                                                                    -----------
                                                                        267,385
                                                                    -----------
             Merrill Lynch & Company, Inc.,
   745,000     7.375%, due 08/17/2002 .......................           799,746
                                                                    -----------
             J.P. Morgan & Company,
   500,000     7.25%, due 01/15/2002 ........................           525,651
                                                                    -----------
             NationsBank,
   550,000     7.625%, due 04/15/2005 .......................           602,461
                                                                    -----------
             Regions Financial Corporation,
   350,000     7.80%, due 12/01/2002 ........................           380,824
                                                                    -----------

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
 Par Value   CORPORATE BONDS -- 46.5%                                  Value
--------------------------------------------------------------------------------
             Salomon, Inc.,
$  400,000     7.25%, due 01/15/2000 ........................       $   407,681
   480,000     7.50%, due 02/01/2003 ........................           513,258
                                                                    -----------
                                                                        920,939
                                                                    -----------
             Sears Roebuck Acceptance Corporation,
   700,000     6.00%, due 03/20/2003 ........................           717,860
                                                                    -----------
             SouthTrust Bank of Alabama, N.A.,
   665,000     7.00%, due 11/15/2008 ........................           724,600
                                                                    -----------
             Transamerica Financial Corporation,
   785,000     7.50%, due 03/15/2004 ........................           857,712
                                                                    -----------
             Wachovia Corporation,
   535,000     7.00%, due 12/15/1999 ........................           544,967
                                                                    -----------

             TOTAL FINANCE CORPORATE BONDS ..................         9,137,756
                                                                    -----------

             INDUSTRIAL -- 18.8%
             BP America, Inc.,
   265,000     8.50%, due 04/15/2001 ........................           287,693
                                                                    -----------
             Coca-Cola Company,
   500,000     6.625%, due 08/01/2004 .......................           532,132
                                                                    -----------
             duPont (E.I.) de Nemours & Company,
   150,000     9.15%, due 04/15/2000 ........................           159,141
   300,000     6.75%, due 10/15/2002 ........................           320,562
                                                                    -----------
                                                                        479,703
                                                                    -----------
             Hanson Overseas,
 1,100,000     7.375%, due 01/15/2003 .......................         1,183,606
                                                                    -----------
             International Business Machines Corporation,
 1,000,000     7.25%, due 11/01/2002 ........................         1,088,536
                                                                    -----------
             Kimberly-Clark Corporation,
   240,000     8.625%, due 05/01/2001 .......................           261,781
                                                                    -----------
             Limited, Inc.,
   150,000     8.875%, due 08/15/1999 .......................           154,113
                                                                    -----------
             Mobil Corporation,
   100,000     8.375%, due 02/12/2001 .......................           107,651
                                                                    -----------
             Philip Morris Companies, Inc.,
   305,000     7.375%, due 02/15/1999 .......................           307,000
   175,000     7.75%, due 05/01/1999 ........................           177,246
   700,000     7.125%, due 10/01/2004 .......................           759,045
                                                                    -----------
                                                                      1,243,291
                                                                    -----------
             Procter & Gamble Company,
   150,000     8.70%, due 08/01/2001 ........................           165,011
                                                                    -----------

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
 Par Value   CORPORATE BONDS -- 46.5%                                  Value
--------------------------------------------------------------------------------
             Raytheon Company,
$  800,000     6.50%, due 07/15/2005 ........................       $   852,871
                                                                    -----------
             Wal-Mart Stores, Inc.,
   170,000     9.10%, due 07/15/2000 ........................           182,172
   100,000     8.625%, due 04/01/2001 .......................           108,902
   745,000     7.50%, due 05/15/2004 ........................           840,031
                                                                    -----------
                                                                      1,131,105
                                                                    -----------

             TOTAL INDUSTRIAL CORPORATE BONDS ...............         7,487,493
                                                                    -----------
             UTILITY -- 4.8%
             Consolidated Edison,
   785,000     7.60%, due 01/15/2000 ........................           807,734
                                                                    -----------
             Emerson Electric Company,
   552,000     6.30%, due 11/01/2005 ........................           590,865
                                                                    -----------
             Scana Corporation,
   500,000     6.05%, due 01/13/2003 ........................           516,164
                                                                    -----------

             TOTAL UTILITY CORPORATE BONDS ..................         1,914,763
                                                                    -----------

             TOTAL CORPORATE BONDS (COST $17,747,150) .......       $18,540,012
                                                                    -----------

             TOTAL INVESTMENTS AT VALUE
               (COST $36,780,606) -- 95.8% ..................       $38,192,212
                                                                    -----------

================================================================================
     Face
    Amount   REPURCHASE AGREEMENTS(a) -- 4.3%                          Value
--------------------------------------------------------------------------------
             Star Bank, N.A.,
$1,711,000     5.15%, dated 09/30/1998, due 10/01/1998,
               repurchase proceeds $1,711,245 (Cost $1,711,000)     $ 1,711,000
                                                                    -----------
             TOTAL INVESTMENTS AND REPURCHASE
               AGREEMENTS AT VALUE -- 100.1% ................       $39,903,212

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)            (21,304)
                                                                    -----------

             NET ASSETS -- 100.0% ...........................       $39,881,908
                                                                    ===========

(a) Joint repurchase agreement is fully collateralized by $12,560,000 GNMA II, Pool #8375, 6.875%, due 02/20/2024; $12,360,000 GNMA II, Pool #8932,
     6.875%,  due 03/20/2022;  and $5,510,000 GNMA II, Pool #8395,  6.875%,  due
     03/20/2024. The aggregate market value of the collateral at September 30, 1998 was $30,730,289. The Fund's pro-rata interest in the collateral at September 30, 1998 was $1,923,031.

See accompanying notes to financial statements.

THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS
September 30, 1998
================================================================================
             ALABAMA FIXED RATE REVENUE AND GENERAL
 Par Value   OBLIGATION (GO) BONDS -- 96.7%                            Value
--------------------------------------------------------------------------------
             Alabama Housing Finance Auth. Rev.,
$  245,000     4.90%, due 10/01/1998 ........................       $   245,007
                                                                    -----------
             Alabama Mental Health Finance Auth. Special Tax,
   300,000     5.00%, due 05/01/2006 ........................           319,452
                                                                    -----------
             Alabama State, GO,
   200,000     5.90%, due 03/01/1999 ........................           202,172
   100,000     5.70%, due 12/01/2002 ........................           106,752
                                                                    -----------
                                                                        308,924
                                                                    -----------
             Alabama State Industrial Access Road & Bridge Corp., GO,
   100,000     5.25%, due 06/01/2003 ........................           105,576
                                                                    -----------
             Alabama State Mun. Elec. Auth. Power Supply Rev.,
   150,000     5.625%, due 09/01/2000 .......................           155,157
   340,000     5.75%, due 09/01/2001 ........................           357,636
   400,000     6.50%, due 09/01/2005, prerefunded 09/01/2001 at 101     434,800
                                                                    -----------
                                                                        947,593
                                                                    -----------
             Alabama State Public School & College Auth. Rev.,
   100,000     4.40%, due 12/01/2000 ........................           101,657
   205,000     5.00%, due 06/01/2003 ........................           218,579
   250,000     5.25%, due 11/01/2005 ........................           270,070
                                                                    -----------
                                                                        590,306
                                                                    -----------
             Alabama Water Pollution Control Rev.,
    25,000     7.00%, due 08/15/2001, prerefunded 08/15/1999 at 100      25,781
   190,000     6.25%, due 08/15/2004 ........................           213,231
                                                                    -----------
                                                                        239,012
                                                                    -----------
             Anniston, AL, GO,
   250,000     5.50%, due 01/01/2004 ........................           269,555
                                                                    -----------


             Anniston, AL, Regional Medical Center Board Hospital Rev.,
    25,000     7.375%, due 07/01/2006, ETM ..................            27,823
                                                                    -----------
             Auburn University, Alabama, Rev.,
    25,000     6.10%, due 06/01/1999 ........................            25,453
   150,000     5.20%, due 06/01/2004 ........................           159,903
   325,000     5.25%, due 04/01/2005 ........................           347,864
                                                                    -----------
                                                                        533,220
                                                                    -----------
             Baldwin Co., AL, GO,
   200,000     5.85%, due 08/01/2003 ........................           218,222
   400,000     5.00%, due 02/01/2007 ........................           426,344
                                                                    -----------
                                                                        644,566
                                                                    -----------
             Baldwin Co., AL, Board of Education Rev.,
    50,000     5.40%, due 12/01/1998 ........................            50,171
   300,000     5.90%, due 12/01/2001 ........................           307,194
                                                                    -----------
                                                                        357,365
                                                                    -----------
             Birmingham, AL, GO,
   100,000     5.80%, due 04/01/2002 ........................           106,502
   200,000     5.90%, due 04/01/2003 ........................           216,802
                                                                    -----------
                                                                        323,304
                                                                    -----------

THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)

================================================================================
             ALABAMA FIXED RATE REVENUE AND GENERAL
 Par Value   OBLIGATION (GO) BONDS -- 96.7%                            Value
--------------------------------------------------------------------------------
             Birmingham, AL, Industrial Water Board Rev.,
$  100,000     5.00%, due 03/01/2001 ........................       $   103,080
   100,000     6.00%, due 07/01/2007 ........................           114,402
                                                                    -----------
                                                                        217,482
                                                                    -----------
             Birmingham, AL, Medical Clinic Board Rev.,
    60,000     7.30%, due 07/01/2005, ETM ...................            67,615
                                                                    -----------
             Birmingham, AL, Special Facilities Rev.,
   100,000     4.45%, due 06/01/1999 ........................           100,756
                                                                    -----------
             Birmingham, AL, Waterworks & Sewer Board Rev.,
    50,000     5.90%, due 01/01/2003 ........................            54,034
   400,000     6.15%, due 01/01/2006 ........................           433,632
                                                                    -----------
                                                                        487,666
                                                                    -----------
             Birmingham-Southern College, AL,
              Private Education Bldg. Auth. Rev.,
   500,000     5.10%, due 12/01/2012 ........................           515,825
                                                                    -----------
             DCH Health Care Auth. of Alabama Rev.,
    55,000     5.00%, due 06/01/2004 ........................            57,762
                                                                    -----------
             Decatur, AL, GO,
   300,000     5.00%, due 06/01/2009 ........................           318,894
                                                                    -----------
             Fairhope, AL, Utility, Rev.,
   200,000     5.10%, due 12/01/2008 ........................           209,770
                                                                    -----------
             Greenville, AL, GO,
   300,000     5.10%, due 12/01/2009 ........................           321,321
                                                                    -----------
             Hoover, AL, Board of Education, GO,
   400,000     6.00%, due 02/15/2006 ........................           443,356
                                                                    -----------
             Hoover, AL, Board of Education Special Tax,
   200,000     6.625%, due 02/01/2010, prerefunded 02/01/2001 at 102    216,904
                                                                    -----------
             Houston Co., AL, GO,
   100,000     4.20%, due 10/01/1998 ........................           100,002
   250,000     5.00%, due 07/01/2002 ........................           260,565
                                                                    -----------
                                                                        360,567
                                                                    -----------
             Huntsville, AL, GO,
   115,000     5.15%, due 08/01/2000 ........................           118,211
   100,000     5.20%, due 11/01/2000 ........................           103,240
   500,000     5.50%, due 11/01/2002 ........................           533,625
   100,000     5.90%, due 11/01/2005 ........................           109,191
   300,000     5.40%, due 02/01/2010 ........................           321,891
                                                                    -----------
                                                                      1,186,158
                                                                    -----------
             Huntsville, AL, Electric Systems Rev.,
   150,000     6.10%, due 12/01/2000 ........................           157,503
   150,000     5.00%, due 12/01/2003 ........................           158,008
   250,000     4.80%, due 12/01/2012 ........................           253,745
                                                                    -----------
                                                                        569,256
                                                                    -----------
             Huntsville, AL, Water Systems Rev.,
   150,000     5.15%, due 05/01/2004 ........................           158,877
   150,000     5.25%, due 05/01/2005 ........................           159,115
                                                                    -----------
                                                                        317,992
                                                                    -----------

THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
             ALABAMA FIXED RATE REVENUE AND GENERAL
 Par Value   OBLIGATION (GO) BONDS -- 96.7%                            Value
--------------------------------------------------------------------------------
             Jefferson Co., AL, GO,
$  150,000     5.55%, due 04/01/2002 ........................       $   158,333
   100,000     5.00%, due 04/01/2004 ........................           105,148
                                                                    -----------
                                                                        263,481
                                                                    -----------
             Jefferson Co., AL, Board of Education Capital Outlay Warrants,
   300,000     5.70%, due 02/15/2011 ........................           327,759
                                                                    -----------
             Jefferson Co., AL, Sewer Rev.,
   140,000     5.15%, due 09/01/2002 ........................           147,115
    50,000     5.50%, due 09/01/2003, ETM ...................            53,726
   300,000     5.75%, due 09/01/2005 ........................           327,336
                                                                    -----------
                                                                        528,177
                                                                    -----------
             Lee Co., AL, GO,
   300,000     5.50%, due 02/01/2007 ........................           328,554
                                                                    -----------
             Madison, AL, Board of Education School Warrants,
   100,000     5.00%, due 02/01/1999 ........................           100,570
                                                                    -----------
             Madison, AL, Warrants,
   325,000     5.55%, due 04/01/2007 ........................           358,225
                                                                    -----------
             Madison Co., AL, Board of Education
              Capital Outlay Tax Antic. Warrants,
   175,000     5.20%, due 09/01/2004 ........................           186,916
   250,000     5.10%, due 09/01/2011 ........................           264,260
                                                                    -----------
                                                                        451,176
                                                                    -----------
             Mobile, AL, GO,
   150,000     5.20%, due 02/15/1999 ........................           151,080
   200,000     5.40%, due 08/15/2000 ........................           206,454
    25,000     6.25%, due 08/01/2001 ........................            26,733
    25,000     6.30%, due 08/01/2001 ........................            25,219
   275,000     6.20%, due 02/15/2007, ETM ...................           314,735
                                                                    -----------
                                                                        724,221
                                                                    -----------
             Mobile, AL, Water & Sewer Commissioners Rev.,
    55,000     6.30%, due 01/01/2003 ........................            60,029
                                                                    -----------
             Mobile Co., AL, GO,
    50,000     6.10%, due 02/01/2002, prerefunded 02/01/2000 at 102      52,583
   160,000     6.70%, due 02/01/2011, prerefunded 02/01/2000 at 102     169,526
                                                                    -----------
                                                                        222,109
                                                                    -----------
             Mobile Co., AL., Board of Education Capital Outlay Warrants,
   400,000     5.00%, due 03/01/2008 ........................           421,768
                                                                    -----------
             Mobile Co., AL, Gas Tax Antic. Warrants Rev.,
   100,000     4.50%, due 02/01/2003 ........................           101,824
                                                                    -----------
             Montgomery, AL, GO,
   200,000     4.25%, due 05/01/1999, ETM ...................           201,092
   200,000     4.70%, due 05/01/2002 ........................           206,110
   500,000     5.10%, due 10/01/2008 ........................           537,205
                                                                    -----------
                                                                        944,407
                                                                    -----------
             Montgomery, AL, Waterworks & Sanitation Rev.,
   200,000     5.85%, due 03/01/2003 ........................           215,770
   400,000     5.60%, due 09/01/2009 ........................           439,976
                                                                    -----------
                                                                        655,746
                                                                    -----------

THE ALABAMA TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
===============================================================================
             ALABAMA FIXED RATE REVENUE AND GENERAL
 Par Value   OBLIGATION (GO) BONDS -- 96.7%                            Value
-------------------------------------------------------------------------------
             Montgomery Co., AL, GO,
$  100,000     5.20%, due 11/01/2006 ........................       $   106,219
                                                                    -----------
             Mountain Brook, AL, Board of Education Capital Outlay Warrants,
   405,000     4.80%, due 02/15/2011 ........................           417,660
                                                                    -----------
             Muscle Shoals, AL, GO,
   400,000     5.60%, due 08/01/2010 ........................           439,580
                                                                    -----------
             Opelika, AL, GO,
   100,000     4.60%, due 03/01/2003 ........................           103,347
   100,000     5.30%, due 07/01/2003 ........................           106,595
                                                                    -----------
                                                                        209,942
                                                                    -----------
             Shelby Co., AL, GO,
   205,000     5.20%, due 08/01/2000 ........................           210,867
    50,000     5.35%, due 08/01/2001 ........................            52,279
                                                                    -----------
                                                                        263,146
             Shelby Co., AL, Hospital Board Rev.,
    35,000     6.60%, due 02/01/2001, ETM ...................            37,263
    25,000     6.60%, due 02/01/2002, ETM ...................            27,189
    40,000     6.60%, due 02/01/2003, ETM ...................            44,301
                                                                    -----------
                                                                        108,753
                                                                    -----------
             Tuscaloosa, AL, Board of Education, GO,
   300,000     4.625%, due 08/01/2001 .......................           308,928
   100,000     5.10%, due 02/01/2004 ........................           105,775
                                                                    -----------
                                                                        414,703
                                                                    -----------
             Tuscaloosa, AL, Board of Education Special Tax Warrants,
    75,000     5.70%, due 02/15/2005 ........................            80,444
   125,000     6.00%, due 02/15/2009 ........................           135,414
                                                                    -----------
                                                                        215,858
                                                                    -----------
             University of Alabama General Fee Series A Rev.,
   250,000     4.15%, due 10/01/1999 ........................           251,967
    50,000     5.00%, due 11/01/2000 ........................            51,350
   240,000     5.10%, due 10/01/2002 ........................           251,666
   400,000     5.25%, due 06/01/2010 ........................           430,108
                                                                    -----------
                                                                        985,091
                                                                    -----------
             Vestavia Hills, AL, Board of Education Capital Outlay Rev.,
    55,000     5.25%, due 02/01/2004 ........................            57,682
                                                                    -----------
             Vestavia Hills, AL, Warrants,
   125,000     4.90%, due 04/01/2005 ........................           131,605
                                                                    -----------

             TOTAL ALABAMA (COST $18,107,440) ...............       $19,141,312
                                                                    -----------

================================================================================
    Shares   MONEY MARKETS -- 2.2%                                     Value
--------------------------------------------------------------------------------
   428,000   Star Tax-Free Money Market Fund (Cost $428,000)        $   428,000
                                                                    -----------
             TOTAL INVESTMENTS AT VALUE
               (COST $18,535,440)-- 98.9% ...................       $19,569,312

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1% ..           226,818
                                                                    -----------

             NET ASSETS -- 100.0% ...........................       $19,796,130
                                                                    ===========

ETM - Escrowed to maturity.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 1998 (Unaudited)
===============================================================================
1.   SIGNIFICANT ACCOUNTING POLICIES

The Government Street Equity Fund, The Government Street Bond Fund, and The Alabama Tax Free Bond Fund (the Funds) are each a no-load series of The Williamsburg Investment Trust (the Trust). The Trust, an open-end management investment company registered under the Investment Company Act of 1940, was organized as a Massachusetts business trust on July 18, 1988.

The Government Street Equity Fund's investment objective is capital appreciation through the compounding of dividends and capital gains, both realized and unrealized, on its investments in common stocks. Current income is of secondary importance.

The Government Street Bond Fund's investment objectives are to preserve capital, to provide current income and to protect the value of the portfolio against the effects of inflation by limiting investments to fixed income securities in the four highest quality ratings. Capital appreciation is of secondary importance.

The Alabama Tax Free Bond Fund's investment objectives are to provide current income exempt from both federal income taxes and the personal income taxes of Alabama and to preserve capital. Capital appreciation is of secondary importance.

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange
(currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service.

Repurchase agreements -- The Funds generally enter into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market value. At the time the Funds enter into the joint repurchase agreement, the Funds take possession of the underlying securities and the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, each Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends arising from net investment income are declared and paid quarterly to shareholders of The Government Street Equity Fund; declared and paid monthly to shareholders of The Government Street Bond Fund; and declared daily and paid monthly to shareholders of The Alabama Tax Free Bond Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of each Fund as of September 30, 1998:

-------------------------------------------------------------------------------
                                     Government      Government       Alabama
                                       Street          Street        Tax Free
                                    Equity Fund      Bond Fund       Bond Fund
-------------------------------------------------------------------------------
Gross unrealized appreciation ..   $ 27,387,306    $  1,623,374    $  1,035,773
Gross unrealized depreciation ..     (3,412,520)       (211,768)         (1,901)
                                   ------------    ------------    ------------
Net unrealized appreciation ....   $ 23,974,786    $  1,411,606    $  1,033,872
                                   ============    ============    ============
Federal income tax cost ........   $ 43,928,925    $ 36,780,606    $ 18,535,440
                                   ============    ============    ============
-------------------------------------------------------------------------------

As of March 31, 1998, The Government Street Bond Fund and The Alabama Tax Free Bond Fund had capital loss carryforwards for federal income tax purposes of $434,110 and $198,936, respectively, which expire through the year 2006.

2.   INVESTMENT TRANSACTIONS

During the six months ended September 30, 1998, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $11,065,284 and $7,041,377, respectively, for The Government Street Equity Fund, $6,475,795 and $4,728,990, respectively, for The Government Street Bond Fund, and $324,492 and $405,000, respectively, for The Alabama Tax Free Bond Fund.

3.   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by T. Leavell & Associates, Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, The Government Street Equity Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of .60% of its average daily net assets up to $100 million and .50% of such assets in excess of $100 million. The Government Street Bond Fund pays the Adviser a fee at an annual rate of .50% of its average daily net assets up to $100 million and .40% of such net assets in excess of $100 million. The Alabama Tax Free Bond Fund pays the Adviser a fee at an annual rate of .35% of its average daily net assets up to $100 million and .25% of such net assets in excess of $100 million.

The Adviser currently intends to limit the total operating expenses of The Alabama Tax Free Bond Fund to .65% of its average daily net assets. Accordingly, the Adviser voluntarily waived $12,584 of its investment advisory fees for the Fund during the six months ended September 30, 1998.

Certain trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and Countrywide Fund Services, Inc. (CFS), CFS provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Funds. For these services, CFS receives a monthly fee from The Government Street Equity Fund at an annual rate of .20% of its average daily net assets up to $25 million; .175% of the next $25 million of such assets; and .15% of such net assets in excess of $50 million. From The Government Street Bond Fund, CFS receives a monthly fee of .075% of its average daily net assets up to $200 million and .05% of such assets in excess of $200 million. From The Alabama Tax Free Bond Fund, CFS receives a monthly fee of .15% of its average daily net assets up to $200 million and .10% of such assets in excess of $200 million. The fee for each Fund is subject to a $2,000 monthly minimum. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds' portfolio securities.

Certain officers of the Trust are also officers of CFS.

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                                                                              21

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22

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                                                                              23

                          The Government Street Funds
                         The Alabama Tax Free Bond Fund
                         ------------------------------
                              No Load Mutual Funds

INVESTMENT ADVISER
T. Leavell & Associates, Inc.
150 Government Street
Post Office Box 1307
Mobile, AL 36633

ADMINISTRATOR
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, OH 45201-5354
1-800-443-4249

LEGAL COUNSEL
Sullivan & Worcester LLP
One Post Office Square
Boston, MA 02109

BOARD OF TRUSTEES
Richard Mitchell, President
Austin Brockenbrough, III
John T. Bruce
Charles M. Caravati, Jr.
J. Finley Lee, Jr.
Richard L. Morrill
Harris V. Morrissette
Fred T. Tattersall
Erwin H. Will, Jr.
Samuel B. Witt, III

PORTFOLIO MANAGERS
Thomas W. Leavell,
   The Government Street Equity Fund
Mary Shannon Hope,
   The Government Street Bond Fund
Timothy S. Healey,
   The Alabama Tax Free Bond Fund

                                      THE
                                   JAMESTOWN
                                     FUNDS

                                 No-Load Funds

                               SEMI-ANNUAL REPORT
                               September 30, 1998
                                  (Unaudited)

                               Investment Adviser
                      Lowe, Brockenbrough & Company, Inc.
                               Richmond, Virginia

THE JAMESTOWN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 1998 (Unaudited)
====================================================================================================================
                                                                                          Jamestown      Jamestown
                                                          Jamestown      Jamestown        Tax Exempt   International
                                                           Balanced        Equity          Virginia        Equity
                                                             Fund           Fund             Fund           Fund
--------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities:
      At acquisition cost ...........................    $74,675,695    $ 37,834,120     $20,077,048    $ 35,941,626
                                                         ===========    ============     ===========    ============
      At value (Note 1) .............................    $91,136,544    $ 45,615,725     $21,075,385    $ 39,131,736
   Investments in repurchase agreements (Note 1) ....      3,531,000       1,630,000              --              --
   Cash .............................................         11,623             624              --       1,727,260
   Cash denominated in foreign currency (Cost $6,102)             --              --              --           6,142
   Receivable for securities sold ...................      1,037,193         945,210              --         114,911
   Dividends receivable .............................         57,008          46,740              --         158,153
   Interest receivable ..............................        426,139             233         293,282              --
   Other assets .....................................          4,905           5,487           3,973           3,767
                                                         -----------    ------------     -----------    ------------
      TOTAL ASSETS ..................................     96,204,412      48,244,019      21,372,640      41,141,969
                                                         -----------    ------------     -----------    ------------
LIABILITIES
   Dividends payable ................................         30,318           9,144          34,533              --
   Payable for securities purchased .................      1,390,207              --              --              --
   Payable for capital shares redeemed ..............         74,266          21,600             419              --
   Net unrealized depreciation on forward foreign
      currency exchange contracts (Note 6) ..........             --              --              --         147,352
   Accrued investment advisory fees (Note 3) ........         50,842          26,140           6,910          34,902
   Accrued administration fees (Note 3) .............         13,450           7,700           2,630           8,480
   Other accrued expenses ...........................         11,248           4,372           6,577          37,006
                                                         -----------    ------------     -----------    ------------
      TOTAL LIABILITIES .............................      1,570,331          68,956          51,069         227,740
                                                         -----------    ------------     -----------    ------------

NET ASSETS ..........................................    $94,634,081    $ 48,175,063     $21,321,571    $ 40,914,229
                                                         ===========    ============     ===========    ============
Net assets consist of:
   Paid-in capital ..................................    $78,000,176    $ 40,756,738     $20,313,741    $ 37,153,705
   Undistributed net investment income ..............         12,719           7,521              --           7,855
   Accumulated net realized gains (losses) from
      security and foreign currency transactions ....        160,337        (370,801)          9,493         703,181
   Net unrealized appreciation on investments .......     16,460,849       7,781,605         998,337       3,190,110
   Net unrealized depreciation on translation of
      assets and liabilities in foreign currencies ..             --              --              --        (140,622)
                                                         -----------    ------------     -----------    ------------
Net assets ..........................................    $94,634,081    $ 48,175,063     $21,321,571    $ 40,914,229
                                                         ===========    ============     ===========    ============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) .......      6,001,031       2,807,662       2,057,149       3,615,660
                                                         ===========    ============     ===========    ============
Net asset value, offering price and redemption
   price per share (Note 1) .........................    $     15.77    $      17.16     $     10.36    $      11.32
                                                         ===========    ============     ===========    ============

See accompanying notes to financial statements.

THE JAMESTOWN FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 1998 (Unaudited)
====================================================================================================================
                                                                                           Jamestown     Jamestown
                                                             Jamestown        Jamestown    Tax Exempt  International
                                                              Balanced         Equity       Virginia       Equity
                                                                Fund            Fund          Fund          Fund
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ............................................    $   378,866     $   283,266     $     --    $   599,125
   Foreign withholding taxes on dividends ...............             --              --           --        (53,638)
   Interest .............................................      1,098,723          72,307      497,269         49,297
                                                             -----------     -----------     --------    -----------
      TOTAL INVESTMENT INCOME ...........................      1,477,589         355,573      497,269        594,784
                                                             -----------     -----------     --------    -----------
EXPENSES
   Investment advisory fees (Note 3) ....................        332,220         170,326       39,674        223,575
   Administration fees (Note 3) .........................         85,770          48,717       14,842         53,271
   Custodian fees .......................................          7,000           3,547        1,800         38,611
   Pricing costs ........................................          4,687             494        3,176          3,894
   Professional fees ....................................          6,783           3,992        3,963          5,903
   Trustees' fees and expenses ..........................          3,210           3,210        3,210          3,210
   Printing of shareholder reports ......................          2,283           2,385        1,046          2,123
   Postage and supplies .................................          2,266           2,425        1,153          2,164
   Insurance expense ....................................          1,634           1,245          701            934
   Other expenses .......................................          5,700           7,995        4,808         15,018
                                                             -----------     -----------     --------    -----------
      TOTAL EXPENSES ....................................        451,553         244,336       74,373        348,703
   Expenses reimbursed through a directed
      brokerage arrangement (Note 4) ....................        (12,000)         (8,500)          --             --
                                                             -----------     -----------     --------    -----------
      NET EXPENSES ......................................        439,553         235,836       74,373        348,703
                                                             -----------     -----------     --------    -----------

NET INVESTMENT INCOME ...................................      1,038,036         119,737      422,896        246,081
                                                             -----------     -----------     --------    -----------
REALIZEDAND UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS AND FOREIGN CURRENCIES (Note 5)
   Net realized gains (losses) from:
      Security transactions .............................        172,535        (356,315)       8,711      1,652,610
      Foreign currency transactions .....................             --              --           --        453,255
   Net change in unrealized appreciation/depreciation on:
      Investments .......................................     (9,909,173)     (8,039,620)     416,135     (6,780,876)
      Foreign currency translation ......................             --              --           --       (266,482)
                                                             -----------     -----------     --------    -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS AND FOREIGN CURRENCIES ................     (9,736,638)     (8,395,935)     424,846     (4,941,493)
                                                             -----------     -----------     --------    -----------
NET INCREASE (DECREASE) IN
   NET ASSETS FROM OPERATIONS ...........................    $(8,698,602)    $(8,276,198)    $847,742    $(4,695,412)
                                                             ===========     ===========     ========    ===========

See accompanying notes to financial  statements.

THE JAMESTOWN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended September 30, 1998 and March 31, 1998
==============================================================================================================================
                                                                      Jamestown                           Jamestown
                                                                    Balanced Fund                        Equity Fund
                                                           -------------------------------     -------------------------------
                                                            Six Months                          Six Months
                                                               Ended             Year              Ended            Year
                                                           September 30,        Ended          September 30,        Ended
                                                               1998            March 31,           1998            March 31,
                                                            (Unaudited)          1998           (Unaudited)          1998
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ..............................    $   1,038,036     $   1,911,506     $     119,737     $     238,229
   Net realized gains (losses) from
      security transactions ...........................          172,535         9,533,601          (356,315)        3,855,317
   Net change in unrealized appreciation/
      depreciation on investments .....................       (9,909,173)       12,603,990        (8,039,620)       10,606,115
                                                           -------------     -------------     -------------     -------------
Net increase (decrease) in net assets from operations .       (8,698,602)       24,049,097        (8,276,198)       14,699,661
                                                           -------------     -------------     -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income .........................       (1,028,295)       (1,934,092)         (116,238)         (242,370)
   From net realized gains from security transactions .               --       (10,800,423)               --        (4,379,490)
                                                           -------------     -------------     -------------     -------------
Decrease in net assets from distributions
   to shareholders ....................................       (1,028,295)      (12,734,515)         (116,238)       (4,621,860)
                                                           -------------     -------------     -------------     -------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ..........................        6,674,255        17,601,307         6,739,638        10,499,561
   Net asset value of shares issued in reinvestment
      of distributions to shareholders ................          968,629        12,174,707           101,463         4,351,536
   Payments for shares redeemed .......................       (4,690,193)      (10,335,880)       (2,487,707)       (3,895,041)
                                                           -------------     -------------     -------------     -------------
Net increase in net assets from
   capital share transactions .........................        2,952,691        19,440,134         4,353,394        10,956,056
                                                           -------------     -------------     -------------     -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ...............       (6,774,206)       30,754,716        (4,039,042)       21,033,857

NET ASSETS:
   Beginning of period ................................      101,408,287        70,653,571        52,214,105        31,180,248
                                                           -------------     -------------     -------------     -------------
   End of period ......................................    $  94,634,081     $ 101,408,287     $  48,175,063     $  52,214,105
                                                           =============     =============     =============     =============

CAPITAL SHARE ACTIVITY:
   Sold ...............................................          387,459         1,041,126           342,649           571,636
   Reinvested .........................................           58,697           735,126             5,507           236,191
   Redeemed ...........................................         (280,899)         (599,080)         (130,231)         (209,264)
                                                           -------------     -------------     -------------     -------------
   Net increase in shares outstanding .................          165,257         1,177,172           217,925           598,563
   Shares outstanding, beginning of period ............        5,835,774         4,658,602         2,589,737         1,991,174
                                                           -------------     -------------     -------------     -------------
   Shares outstanding, end of period ..................        6,001,031         5,835,774         2,807,662         2,589,737
                                                           =============     =============     =============     =============

See accompanying notes to financial statements.

THE JAMESTOWN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended September 30, 1998 and March 31, 1998
============================================================================================================================
                                                                  Jamestown Tax Exempt                   Jamestown
                                                                     Virginia Fund               International Equity Fund
                                                             -----------------------------     -----------------------------
                                                              Six Months                        Six Months
                                                                 Ended            Year             Ended            Year
                                                             September 30,       Ended         September 30,       Ended
                                                                 1998           March 31,          1998           March 31,
                                                              (Unaudited)         1998          (Unaudited)         1998
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income (loss) .........................    $    422,896     $    673,872     $    246,081     $    (19,285)
   Net realized gains (losses) from:
      Security transactions .............................           8,711           57,902        1,652,610          (60,926)
      Foreign currency transactions .....................              --               --          453,255          190,757
   Net change in unrealized appreciation/depreciation on:
      Investments .......................................         416,135          399,917       (6,780,876)       8,970,013
      Foreign currency translation ......................              --               --         (266,482)         126,420
                                                             ------------     ------------     ------------     ------------
Net increase (decrease) in net assets from operations ...         847,742        1,131,691       (4,695,412)       9,206,979
                                                             ------------     ------------     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income ...........................        (422,896)        (673,872)        (238,226)        (325,257)
                                                             ------------     ------------     ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ............................       3,400,000        8,481,218        3,980,960        4,706,633
   Net asset value of shares issued in reinvestment
      of distributions to shareholders ..................         234,873          360,594          231,344          321,283
   Payments for shares redeemed .........................        (950,876)      (2,284,029)        (907,081)        (657,411)
                                                             ------------     ------------     ------------     ------------
Net increase in net assets from
   capital share transactions ...........................       2,683,997        6,557,783        3,305,223        4,370,505
                                                             ------------     ------------     ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .................       3,108,843        7,015,602       (1,628,415)      13,252,227

NET ASSETS:
   Beginning of period ..................................      18,212,728       11,197,126       42,542,644       29,290,417
                                                             ------------     ------------     ------------     ------------
   End of period ........................................    $ 21,321,571     $ 18,212,728     $ 40,914,229     $ 42,542,644
                                                             ============     ============     ============     ============
CAPITAL SHARE ACTIVITY:
   Sold .................................................         334,511          843,460          299,525          418,420
   Reinvested ...........................................          23,014           35,724           17,619           28,068
   Redeemed .............................................         (93,636)        (225,366)         (74,026)         (60,156)
                                                             ------------     ------------     ------------     ------------
   Net increase in shares outstanding ...................         263,889          653,818          243,118          386,332
   Shares outstanding, beginning of period ..............       1,793,260        1,139,442        3,372,542        2,986,210
                                                             ------------     ------------     ------------     ------------
   Shares outstanding, end of period ....................       2,057,149        1,793,260        3,615,660        3,372,542
                                                             ============     ============     ============     ============

See accompanying notes to financial statements.

THE JAMESTOWN BALANCED FUND
FINANCIAL HIGHLIGHTS
=================================================================================================================================
                                                Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
=================================================================================================================================
                                                    Six Months
                                                       Ended
                                                     Sept. 30,                           Years Ended March 31,
                                                       1998          ------------------------------------------------------------
                                                    (Unaudited)        1998         1997         1996         1995         1994
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...........   $  17.38        $  15.17     $  14.77     $  12.76     $  12.15     $  12.49
                                                     --------        --------     --------     --------     --------     --------

Income (loss) from investment operations:
   Net investment income .........................       0.17            0.37         0.35         0.36         0.33         0.30
   Net realized and unrealized gains (losses)
      on investments .............................      (1.61)           4.31         1.45         2.50         0.90        (0.18)
                                                     --------        --------     --------     --------     --------     --------
Total from investment operations .................      (1.44)           4.68         1.80         2.86         1.23         0.12
                                                     --------        --------     --------     --------     --------     --------
Less distributions:
   Dividends from net investment income ..........      (0.17)          (0.37)       (0.35)       (0.36)       (0.33)       (0.30)
   Distributions from net realized gains .........         --           (2.10)       (1.05)       (0.49)       (0.29)       (0.16)
                                                     --------        --------     --------     --------     --------     --------
Total distributions ..............................      (0.17)          (2.47)       (1.40)       (0.85)       (0.62)       (0.46)
                                                     --------        --------     --------     --------     --------     --------

Net asset value at end of period .................   $  15.77        $  17.38     $  15.17     $  14.77     $  12.76     $  12.15
                                                     ========        ========     ========     ========     ========     ========

Total return .....................................    (8.31)%          32.42%       12.29%       22.79%       10.54%        0.94%
                                                     ========        ========     ========     ========     ========     ========

Net assets at end of period (000's) ..............   $ 94,634        $101,408     $ 70,654     $ 61,576     $ 52,062     $ 46,928
                                                     ========        ========     ========     ========     ========     ========

Ratio of gross expenses to average net assets ....      0.88%(b)        0.90%        0.91%        0.93%        0.99%        1.01%

Ratio of net expenses to average net assets (a) ..      0.86%(b)        0.87%        0.87%        0.88%        0.96%        0.98%

Ratio of net investment income
   to average net assets .........................      2.03%(b)        2.21%        2.31%        2.52%        2.72%        2.47%

Portfolio turnover rate ..........................        82%(b)          90%          58%          72%          95%         123%

(a) Ratios were determined based on net expenses after expense reimbursements through a directed brokerage arrangement (Note 4).

(b)  Annualized.

See accompanying notes to financial statements.

THE JAMESTOWN EQUITY FUND
FINANCIAL HIGHLIGHTS
=================================================================================================================================
                                                Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
=================================================================================================================================
                                                Six Months
                                                   Ended
                                                 Sept. 30,                             Years Ended March 31,
                                                   1998          ----------------------------------------------------------------
                                                (Unaudited)        1998          1997          1996          1995          1994
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ........  $  20.16        $  15.66      $  13.96      $  11.29      $  10.19      $  10.18
                                                 --------        --------      --------      --------      --------      --------
Income (loss) from investment operations:
   Net investment income ......................      0.04            0.11          0.13          0.15          0.10          0.08
   Net realized and unrealized gains (losses)
      on investments ..........................     (3.00)           6.47          2.00          2.98          1.15         (0.01)
                                                 --------        --------      --------      --------      --------      --------
Total from investment operations ..............     (2.96)           6.58          2.13          3.13          1.25          0.07
                                                 --------        --------      --------      --------      --------      --------
Less distributions:
   Dividends from net investment income .......     (0.04)          (0.11)        (0.13)        (0.15)        (0.12)        (0.06)
   Distributions from net realized gains ......        --           (1.97)        (0.30)        (0.31)        (0.03)           --
                                                 --------        --------      --------      --------      --------      --------
Total distributions ...........................     (0.04)          (2.08)        (0.43)        (0.46)        (0.15)        (0.06)
                                                 --------        --------      --------      --------      --------      --------

Net asset value at end of period ..............  $  17.16        $  20.16      $  15.66      $  13.96      $  11.29      $  10.19
                                                 ========        ========      ========      ========      ========      ========

Total return ..................................  (14.68)%          43.74%        15.27%        28.00%        12.33%         0.67%
                                                 ========        ========      ========      ========      ========      ========

Net assets at end of period (000's) ...........  $ 48,175        $ 52,214      $ 31,180      $ 17,857      $  8,111      $  2,811
                                                 ========        ========      ========      ========      ========      ========

Ratio of gross expenses to average net assets .     0.93%(c)        0.93%         0.98%         1.14%         1.99%         3.16%

Ratio of net expenses to average net assets ...     0.90%(a)(c)     0.90%(a)      0.92%(a)      1.01%(a)      1.44%(b)      1.50%(b)

Ratio of net investment income
   to average net assets ......................     0.46%(c)        0.60%         0.85%         1.27%         1.18%         0.82%

Portfolio turnover rate .......................       65%(c)          59%           44%           54%           48%           92%

(a) Ratios were determined based on net expenses after expense reimbursements through a directed brokerage arrangement (Note 4).

(b) Ratios were determined based on net expenses after the Adviser waived all or a portion of its advisory fee and/or reimbursed the Fund for other operating expenses.

(c)  Annualized.

See accompanying notes to financial statements.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
FINANCIAL HIGHLIGHTS
========================================================================================================================
                                       Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
========================================================================================================================
                                                Six Months
                                                   Ended                                                        Period
                                                 Sept. 30,                  Years Ended March 31,                Ended
                                                   1998         --------------------------------------------    March 31,
                                                (Unaudited)       1998        1997        1996        1995      1994 (a)
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ........  $  10.16       $   9.83    $   9.85    $   9.68    $   9.61    $  10.00
                                                 --------       --------    --------    --------    --------    --------
Income (loss) from investment operations:
  Net investment income .......................      0.22           0.44        0.45        0.45        0.44        0.23
  Net realized and unrealized gains (losses)
      on investments ..........................      0.20           0.33       (0.02)       0.17        0.07       (0.39)
                                                 --------       --------    --------    --------    --------    --------
Total from investment operations ..............      0.42           0.77        0.43        0.62        0.51       (0.16)
                                                 --------       --------    --------    --------    --------    --------
Less distributions:
   Dividends from net investment income .......     (0.22)         (0.44)      (0.45)      (0.45)      (0.44)      (0.23)
                                                 --------       --------    --------    --------    --------    --------

Net asset value at end of period ..............  $  10.36       $  10.16    $   9.83    $   9.85    $   9.68    $   9.61
                                                 ========       ========    ========    ========    ========    ========

Total return ..................................     4.16%          8.00%       4.39%       6.51%       5.47%     (2.96)%(c)
                                                 ========       ========    ========    ========    ========    ========

Net assets at end of period (000's) ...........  $ 21,322       $ 18,213    $ 11,197    $  8,779    $  7,712    $  2,056
                                                 ========       ========    ========    ========    ========    ========

Ratio of net expenses to average net assets (b)     0.75%(c)       0.75%       0.75%       0.75%       0.75%       0.75%(c)

Ratio of net investment income
   to average net assets ......................     4.26%(c)       4.40%       4.51%       4.57%       4.64%       4.07%(c)

Portfolio turnover rate .......................       25%(c)         33%         24%         14%         97%         33%

(a) Represents the period from the commencement of operations (September 1, 1993) through March 31, 1994.

(b) Absent investment advisory fees waived and/or expenses reimbursed by the Adviser, the ratios of expenses to average net assets would have been 0.78%, 0.88%, 1.04%, 1.62% and 4.83%(c) for the periods ended March 31,
     1998, 1997, 1996, 1995 and 1994, respectively.

(c)  Annualized.

See accompanying notes to financial statements.

THE JAMESTOWN INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
===================================================================================================
                  Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
===================================================================================================
                                                               Six Months
                                                                  Ended          Year      Period
                                                              September 30,     Ended       Ended
                                                                  1998         March 31,   March 31,
                                                               (Unaudited)       1998      1997 (a)
                                                                --------       --------    --------
Net asset value at beginning of period .......................  $  12.61       $   9.81    $  10.00
                                                                --------       --------    --------
Income (loss) from investment operations:
   Net investment income (loss) ..............................      0.07          (0.01)      (0.01)
   Net realized and unrealized gains (losses)
      on investments and foreign currencies ..................     (1.29)          2.91       (0.14)
                                                                --------       --------    --------
Total from investment operations .............................     (1.22)          2.90       (0.15)
                                                                --------       --------    --------
Less distributions:
   Dividends from net investment income ......................     (0.07)         (0.10)      (0.04)
                                                                --------       --------    --------

Net asset value at end of period .............................  $  11.32       $  12.61    $   9.81
                                                                ========       ========    ========

Total return .................................................   (9.75)%         29.67%     (1.56)%(c)
                                                                ========       ========    ========

Net assets at end of period (000's) ..........................  $ 40,914       $ 42,543    $ 29,290
                                                                ========       ========    ========

Ratio of net expenses to average net assets (b) ..............     1.56%(c)       1.56%       1.60%(c)

Ratio of net investment income (loss) to average net assets ..     1.10%(c)     (0.05)%     (0.15)%(c)

Portfolio turnover rate ......................................       40%(c)         47%         70%(c)

(a) Represents the period from the commencement of operations (April 16, 1996) through March 31, 1997.

(b) Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.71%(c) for the period ended March 31, 1997.

(c)  Annualized.

See accompanying notes to financial statements.

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 1998 (Unaudited)
================================================================================
1.   SIGNIFICANT ACCOUNTING POLICIES

The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown Tax Exempt Virginia Fund and The Jamestown International Equity Fund (individually, a Fund, and, collectively, the Funds) are each a no-load series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on July 18, 1988.

The Jamestown Balanced Fund's investment objectives are long-term growth of capital and income through investment in a balanced portfolio of equity and fixed income securities. Capital protection and low volatility are important investment goals.

The Jamestown Equity Fund's investment objective is long-term growth of capital through investment in a diversified portfolio composed primarily of common stocks. Current income is incidental to this objective and may not be significant.

The Jamestown Tax Exempt Virginia Fund's investment objectives are to provide current income exempt from federal income taxes and from the personal income taxes of Virginia, to preserve capital, to limit credit risk and to take advantage of opportunities to increase and enhance the value of an investment in the Fund. The Fund invests primarily in debt obligations issued by the State of Virginia and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from the personal income taxes of Virginia. The marketability and market value of these obligations could be affected by certain Virginia political and economic developments.

The Jamestown International Equity Fund's investment objective is to achieve superior total returns through investment in equity securities of issuers located outside the United States.

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange
(currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national or foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. If a pricing service cannot provide a valuation, securities will be valued in good faith at value using methods consistent with those determined by the Board of Trustees. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Repurchase agreements -- The Jamestown Balanced Fund and The Jamestown Equity Fund generally enter into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Funds enter into the joint repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, each Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown International Equity Fund and are declared daily and paid monthly to shareholders of The Jamestown Tax Exempt Virginia Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security transactions -- Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

Securities traded on a "to-be-announced" basis -- The Jamestown Balanced Fund occasionally trades securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount in mortgage-backed securities transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of September 30, 1998:

-------------------------------------------------------------------------------------------------
                                      Jamestown        Jamestown       Jamestown      Jamestown
                                      Balanced          Equity         Tax Exempt   International
                                        Fund             Fund        Virginia Fund   Equity Fund
-------------------------------------------------------------------------------------------------
Gross unrealized appreciation ..    $ 20,292,749     $ 11,427,446     $   998,337    $  7,831,133
Gross unrealized depreciation ..      (4,568,655)      (4,165,628)             --      (4,641,152)
                                    ------------     ------------     -----------    ------------
Net unrealized appreciation ....    $ 15,724,094     $  7,261,818     $   998,337    $  3,189,981
                                    ============     ============     ===========    ============

Federal income tax cost ........    $ 75,412,450     $ 38,353,907     $20,077,048    $ 35,941,755
                                    ============     ============     ===========    ============
-------------------------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
As of March 31, 1998, The Jamestown International Equity Fund had capital loss carryforwards for federal income tax purposes of $496,302 which expire on March 31, 2005. In addition, the Fund had net realized capital losses of $791,824 during the period from November 1, 1997 through March 31, 1998, which are treated for federal income tax purposes as arising during the Fund's tax year ending March 31, 1999. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

2.   INVESTMENT TRANSACTIONS

During the six months ended September 30, 1998, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $43,691,193 and $39,107,413, respectively, for The
Jamestown Balanced Fund, $21,065,090 and $15,857,362, respectively, for The Jamestown Equity Fund, $4,971,856 and $2,419,070, respectively, for The
Jamestown Tax Exempt Virginia Fund, and $11,368,349 and $8,468,605, respectively, for The Jamestown International Equity Fund.

3.   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
The Funds' investments are managed by Lowe, Brockenbrough & Company, Inc. (the Adviser), under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, The Jamestown Balanced Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of
 .65% on its average daily net assets up to $250 million, .60% on the next $250 million of such net assets and .55% on such net assets in excess on $500 million. The Jamestown Equity Fund pays the Adviser a fee at an annual rate of
 .65% on its average daily net assets up to $500 million and .50% on such net assets in excess on $500 million. The Jamestown Tax Exempt Virginia Fund pays the Adviser a fee at an annual rate of .40% on its average daily net assets up to $250 million, .35% on the next $250 million of such net assets and .30% on such net assets in excess of $500 million. The Jamestown International Equity Fund pays the Adviser a fee at an annual rate of 1.00% on its average daily net assets. Certain trustees and officers of the Trust are also officers of the Adviser.

The Adviser retains Oechsle International Advisors, LLC (Oechsle) to provide The Jamestown International Equity Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and to furnish advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to the terms of a Sub-Advisory Agreement. Under the Sub-Advisory Agreement, the Adviser, not the Fund, pays Oechsle a fee in the amount of one-half of the monthly advisory fee received by the Adviser, net of any investment advisory fee waivers.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and Countrywide Fund Services, Inc. (CFS), CFS provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Funds. For these services, CFS receives a monthly fee from each of The Jamestown Balanced Fund and The Jamestown Equity Fund at an annual rate of .20% on its respective average daily net assets up to $25 million; .175% on the next $25 million of such net assets; and .15% on such net assets in excess of $50 million, subject to a $2,000 minimum monthly fee with respect to each Fund. From The Jamestown Tax Exempt Virginia Fund, CFS receives a monthly fee at an annual rate of .15% on its average daily net assets up to $200 million and
 .10% on such net assets in excess of $200 million, subject to a $2,000 minimum monthly fee. From The Jamestown International Equity Fund, CFS receives a monthly fee at an annual rate of .25% on its average daily net assets up to $25 million; .225% on the next $25 million of such net assets; and .20% on such net assets in excess of $50 million, subject to a $4,000 minimum monthly fee. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds' portfolio securities. Certain officers of the Trust are also officers of CFS.

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
4.   DIRECTED BROKERAGE ARRANGEMENT

In order to reduce the total operating expenses of The Jamestown Balanced Fund and The Jamestown Equity Fund, each Fund's custodian fees and a portion of other operating expenses have been paid through an arrangement with a thirdparty brokerdealer who is compensated through commission trades. Payment of expenses by the brokerdealer is based on a percentage of commissions earned. Expenses reimbursed through the directed brokerage arrangement totaled $12,000 and $8,500 for The Jamestown Balanced Fund and The Jamestown Equity Fund, respectively, during the six months ended September 30, 1998.

5.   FOREIGN CURRENCY TRANSLATION

With respect to The Jamestown International Equity Fund, amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

6.   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Jamestown International Equity Fund enters into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses are included in the Fund's Statement of Assets and Liabilities and Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

THE JAMESTOWN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
As of September 30, 1998, the Jamestown International Equity Fund had forward foreign currency exchange contracts outstanding as follows:

---------------------------------------------------------------------------------------------
                                                                               Net Unrealized
     Settlement                                     Initial        Market       Appreciation
        Date                  To Deliver             Value          Value      (Depreciation)
---------------------------------------------------------------------------------------------
Contracts To Sell
   10/01/98 ...........       761,113  JPY       $    (5,623)    $    (5,591)       $      32
   10/06/98 ...........     1,859,116  PHP           (42,157)        (42,473)            (316)
   10/30/98 ...........       374,543  FRF           (66,729)        (66,941)            (212)
   11/25/98 ...........   379,000,000  JPY        (2,658,437)     (2,806,887)        (148,450)
   12/03/98 ...........       872,000  NZD          (437,744)       (436,150)           1,594
                                                 -----------     -----------        ---------
Total sell contracts ..                          $(3,210,690)    $(3,358,042)       $(147,352)
                                                 ===========     ===========        =========
---------------------------------------------------------------------------------------------

FRF - French Franc
JPY - Japanese Yen
NZD - New Zealand Dollar
PHP - Philippine Peso

7.   SPECIAL MEETING OF THE JAMESTOWN INTERNATIONAL EQUITY FUND SHAREHOLDERS

On September 30, 1998, a Special Meeting of Shareholders of The Jamestown International Equity Fund was held (1) to approve or disapprove a new
Sub-Advisory Agreement among the Trust, the Adviser and Oechsle to become effective upon the closing of the proposed reorganization and recapitalization of Oechsle International Advisors, L.P. and (2) to ratify or reject the selection of Tait, Weller & Baker as the Fund's independent public accountants for the current fiscal year. The total number of shares of the Fund present by proxy represented 66.4% of the shares entitled to vote at the meeting. Each of the matters submitted to shareholders was approved.

With respect to the approval or disapproval of the new Sub-Advisory Agreement, 2,397,574.261 shares voted for approval of the new Sub-Advisory Agreement and 6,864.918 shares abstained from voting. With respect to the ratification or rejection of the selection of Tait, Weller & Baker, 2,399,264.878 shares voted for ratification of Tait, Weller & Baker and 5,174.301 shares abstained from voting.

THE JAMESTOWN BALANCED FUND PORTFOLIO OF INVESTMENTS
September 30, 1998 (Unaudited)
================================================================================
    Shares     COMMON STOCKS -- 61.8%                                   Value
--------------------------------------------------------------------------------
               ADVERTISING -- 1.5%
    26,000     Interpublic Group of Companies, Inc. .........       $ 1,402,375
                                                                    -----------
               CHEMICALS -- 1.1%
    34,000     Air Products & Chemicals, Inc. ...............         1,011,500
                                                                    -----------
               COMMERCIAL BANKING -- 4.8%
    26,000     Fannie Mae ...................................         1,670,500
    29,400     First Union Corporation ......................         1,504,912
    25,000     NationsBank Corporation ......................         1,337,500
                                                                    -----------
                                                                      4,512,912
                                                                    -----------
               COMMUNICATIONS -- 5.5%
    51,000     Equifax, Inc. ................................         1,820,062
    19,000     Lucent Technologies, Inc. ....................         1,312,188
    41,048     MCI WorldCom, Inc.(a) ........................         2,006,255
                                                                    -----------
                                                                      5,138,505
                                                                    -----------
               COMPUTERS/COMPUTER TECHNOLOGY SERVICES -- 8.2%
    25,500     Cisco Systems, Inc.(a) .......................         1,576,219
    30,400     Computer Sciences Corporation(a) .............         1,656,800
    64,300     Diebold, Inc. ................................         1,414,600
    13,900     Intel Corporation ............................         1,191,925
     5,000     Microsoft Corporation(a) .....................           550,312
    29,000     Sundstrand Corporation .......................         1,344,875
                                                                    -----------
                                                                      7,734,731
                                                                    -----------
               CONSUMER PRODUCTS -- 10.7%
    52,000     Avon Products, Inc. ..........................         1,459,250
   140,000     Cendant Corporation(a) .......................         1,627,500
    60,000     Crane Company ................................         1,410,000
    22,000     General Electric Company .....................         1,750,375
    20,000     Gillette Company .............................           765,000
    33,000     Kimberly-Clark Corporation ...................         1,336,500
    15,000     Sara Lee Corporation .........................           810,000
    42,000     Sysco Corporation ............................           989,625
                                                                    -----------
                                                                     10,148,250
                                                                    -----------
               DRUGS/MEDICAL EQUIPMENT -- 9.4%
    35,000     Abbott Laboratories ..........................         1,520,312
    16,000     Bristol-Myers Squibb Company .................         1,662,000
    21,000     Lilly (Eli) & Company ........................         1,644,563
    14,000     Merck and Company, Inc. ......................         1,813,875
    22,000     Schering-Plough Corporation ..................         2,278,375
                                                                    -----------
                                                                      8,919,125
                                                                    -----------
               ELECTRONICS -- 1.4%
    25,000     Hewlett-Packard Company ......................         1,323,437
                                                                    -----------
               ENTERTAINMENT -- 0.5%
    19,200     Walt Disney Company ..........................           486,000
                                                                    -----------
               FINANCIAL SERVICES -- 0.6%
     6,000     Citicorp, Inc. ...............................           557,625
                                                                    -----------

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
    Shares     COMMON STOCKS -- 61.8% (Continued)                       Value
--------------------------------------------------------------------------------
               FIRE SYSTEMS -- 2.4%
    42,000     Tyco International Ltd. ......................       $ 2,320,500
                                                                    -----------
               FUNERAL SERVICES -- 1.5%
    44,500     Service Corporation International ............         1,418,438
                                                                    -----------
               HEALTH CARE CENTERS -- 0.7%
    65,000     HealthSouth Corporation(a) ...................           686,563
                                                                    -----------
               HOTELS -- 1.6%
   118,100     Choice Hotel International, Inc.(a) ..........         1,498,394
                                                                    -----------
               INSURANCE -- 4.4%
    21,500     American International Group .................         1,655,500
    30,700     Conseco, Inc. ................................           938,269
    25,500     Jefferson-Pilot Corporation ..................         1,542,750
                                                                    -----------
                                                                      4,136,519
                                                                    -----------
               OIL AND GAS DRILLING -- 5.1%
    50,000     Coastal Corporation ..........................         1,687,500
    28,000     Halliburton Company ..........................           799,750
    29,000     Schlumberger Ltd. ............................         1,459,063
    14,600     Texaco, Inc. .................................           915,237
                                                                    -----------
                                                                      4,861,550
                                                                    -----------
               RETAIL STORES -- 2.4%
    65,000     AutoZone, Inc.(a) ............................         1,600,625
    20,000     Circuit City Stores, Inc. ....................           666,250
                                                                    -----------
                                                                      2,266,875
                                                                    -----------

               TOTAL COMMON STOCKS (COST $42,960,662) .......       $58,423,299
                                                                    -----------

================================================================================
      Par
     Value     U.S. TREASURY OBLIGATIONS -- 7.5%                        Value
--------------------------------------------------------------------------------
               U.S. TREASURY NOTES -- 6.9%
$  875,000     7.75%, due 11/30/1999 ........................       $   905,896
 2,575,000     6.50%, due 05/31/2001 ........................         2,710,600
 2,485,000     7.00%, due 07/15/2006 ........................         2,895,025
                                                                    -----------
                                                                      6,511,521
                                                                    -----------
               U.S. TREASURY INFLATION-PROTECTION NOTES -- 0.6%
   397,413     3.625%, due 07/15/2002 .......................           399,027
   211,164     3.375%, due 01/15/2007 .......................           207,997
                                                                    -----------
                                                                        607,024
                                                                    -----------

               TOTAL U.S. TREASURY OBLIGATIONS (COST $6,875,089)    $ 7,118,545
                                                                    -----------

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
      Par
     Value     MORTGAGE-BACKED SECURITIES -- 10.3%                      Value
--------------------------------------------------------------------------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.3%
$  182,953     Pool #G50153, 4.50%, due 05/01/1999 ..........       $   181,046
   366,517     Pool #1490-PE, 5.75%, due 07/15/2006 .........           367,433
   475,000     Pool #1471-G, 7.00%, due 03/15/2008 ..........           508,692
   175,000     Pool #1655-HB, 6.50%, due 10/01/2008 .........           185,390
                                                                    -----------
                                                                      1,242,561
                                                                    -----------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.0%
   385,644     Pool #73718, 7.23%, due 11/01/2003 ...........           416,375
   347,028     Pool #375448, 6.66%, due 10/01/2004 ..........           368,935
   315,124     Series #93-63-PE, 6.25%, due 06/25/2005 ......           316,501
   619,234     Pool #375296, 6.92%, due 08/01/2007 ..........           677,191
   425,000     Series #93-18-PJ, 6.50%, due 12/25/2007 ......           448,375
   712,055     Pool #380190, 6.325%, due 04/01/2008 .........           754,000
   734,377     Pool #380512, 6.15%, due 08/01/2008 ..........           768,112
   699,396     Pool #380555, 6.17%, due 08/01/2008 ..........           732,836
   174,349     Pool #70, 8.50%, due 01/01/2012 ..............           183,235
   146,555     Series #88-29-B, 9.50%, due 12/25/2018 .......           165,286
   237,962     Series #90-35-E, 9.50%, due 04/25/2020 .......           265,475
   500,000     Series #98-M4-B, 6.424%, due 12/01/2023 ......           517,656
   550,000     TBA, 6.00%, due 10/01/2028 ...................           548,625
   470,000     TBA, 6.50%, due 10/01/2028 ...................           477,784
                                                                    -----------
                                                                      6,640,386
                                                                    -----------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.5%
   455,482     Pool #343536, 7.50%, due 02/15/2023 ..........           472,646
                                                                    -----------
               STUDENT LOAN MARKETING ASSOCIATION -- 1.4%
   535,339     Series #97-3-A1, 5.817%, adjustable
                 rate, due 04/25/2006 .......................           531,325
   832,761     Series #98-1-A1, 5.253%, adjustable
                 rate, due 01/25/2007 .......................           832,761
                                                                    -----------
                                                                      1,364,086
                                                                    -----------
               OTHER MORTGAGE-BACKED SECURITIES -- 0.1%
    37,112     Lehman Brothers Mortgage Trust #91-2-A1,
                 8.00%, due 03/20/1999 ......................            37,112
                                                                    -----------

               TOTAL MORTGAGE-BACKED SECURITIES (COST $9,447,812)   $ 9,756,791
                                                                    -----------

================================================================================
      Par
     Value     ASSET-BACKED SECURITIES -- 2.0%                          Value
--------------------------------------------------------------------------------
               Advanta Mortgage Loan Trust #92-2-A2,
$  166,975     7.03%, due 03/25/2011 ........................       $   167,142
               AFG Receivables Trust #95-A-A,
    64,965     6.15%, due 09/15/2000 ........................            65,128
               Fleetwood Credit Corporation Grantor Trust #95-A-A,
   324,564     8.45%, due 11/15/2010 ........................           343,834
               Green Tree Financial Corporation #98-A-A1C,
   431,570     6.18%, due 06/15/2019 ........................           436,749
               Nomura Asset Securties Corporation #96-MD5-A1A,
   623,199     7.07%, due 04/13/2036 ........................           675,972
               NationsCredit Grantor Trust #96-1-A,
   228,618     5.85%, due 09/15/2011 ........................           229,853
                                                                    -----------

               TOTAL ASSET-BACKED SECURITIES (COST $1,874,338)      $ 1,918,678
                                                                    -----------

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
      Par
     Value     CORPORATE BONDS -- 14.7%                                Value
--------------------------------------------------------------------------------
               Beneficial Corporation Medium Term Notes,
$  230,000     6.35%, due 12/03/2001 ........................       $   237,544
               Caterpillar Financial Services Medium Term Notes,
   450,000     6.80%, due 06/15/1999 ........................           454,932
               Chrysler Financial Corporation,
 1,000,000     5.90%, due 01/26/2001 ........................         1,018,100
               Duke Realty L.P. Medium Term Notes,
   390,000     6.75%, due 05/30/08 ..........................           388,058
               Enron Corporation,
   750,000     6.45%, due 11/15/2001 ........................           767,340
               Equity Residential Properties,
   875,000     6.65%, due 11/15/2003 ........................           886,594
               Finova Capital Corporation,
 1,000,000     6.25%, due 08/15/2000 ........................         1,014,090
               Ford Motor Credit Medium Term Notes,
   225,000     7.55%, due 07/19/1999 ........................           228,996
   475,000     7.20%, due 06/15/2007 ........................           530,143
               GMAC Medium Term Notes,
   525,000     6.65%, due 05/24/2000 ........................           538,387
               International Paper Company,
   735,000     8.68%, due 09/14/2001 ........................           803,884
               International Lease Finance Corporation,
   425,000     6.42%, due 09/11/2000 ........................           435,973
               International Lease Finance Corporation
                 Medium Term Notes,
   425,000     6.55%, due 09/15/2000 ........................           437,036
   265,000     6.375%, due 08/01/2002 .......................           274,320
               KeyCorp Medium Term Notes,
   675,000     6.75%, due 05/29/2001 ........................           701,615
               Manitoba (Province of) Medium Term Notes,
   205,000     5.50%, due 10/01/2008 ........................           209,018
               Merrill Lynch & Company Medium Term Notes,
   265,000     7.26%, due 03/25/2002 ........................           266,031
               National City Corporation,
   575,000     7.20%, due 05/15/2005 ........................           623,162
               Norwest Financial, Inc.,
   140,000     6.05%, due 11/19/1999 ........................           141,579
               Norwest Corporation,
   400,000     5.375%, due 09/30/2003 .......................           403,560
               Pacific Bell,
   185,000     6.625%, due 11/01/2009 .......................           205,681
               Pacific Bell Medium Term Notes,
   400,000     6.875%, due 08/15/2006 .......................           438,320
               Sears Roebuck Acceptance Corporation,
   400,000     6.99%, due 09/30/2002 ........................           425,804
               Southern California Edison Company,
   700,000     6.17%, due 03/25/2003 ........................           707,700
               Suntrust Banks,
   310,000     6.125%, due 02/15/2004 .......................           321,151
               TRW, Inc.,
   400,000     6.25%, due 01/15/2010 ........................           424,640
                                                                    -----------

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
      Par
     Value     CORPORATE BONDS -- 14.7% (Continued)                     Value
--------------------------------------------------------------------------------
               Union Camp Corporation,
$  425,000     6.50%, due 11/15/2007 ........................       $   444,015
               U.S. WEST Capital Funding, Inc. Medium Term Notes,
   550,000     6.375%, due 07/15/2008 .......................           591,558
                                                                    -----------

               TOTAL CORPORATE BONDS (COST $13,517,794) .....       $13,919,231
                                                                    -----------

               TOTAL INVESTMENTS AT VALUE
                 (COST $74,675,695) -- 96.3% ................       $91,136,544
                                                                    -----------

================================================================================
     Face
    Amount     REPURCHASE AGREEMENTS(b) -- 3.7%                         Value
--------------------------------------------------------------------------------
$3,531,000     Star Bank, N.A., 5.15%, dated 09/30/1998,
                 due 10/01/1998 repurchase proceeds
                 $3,531,505 (Cost $3,531,000) ...............       $ 3,531,000
                                                                    -----------

               TOTAL INVESTMENTS AND REPURCHASE
                 AGREEMENTS AT VALUE -- 100.0% ..............       $94,667,544

               LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%            (33,463)
                                                                    -----------

               NET ASSETS -- 100.0% .........................       $94,634,081
                                                                    ===========

(a)  Non-income producing security.

(b) Joint repurchase agreement is fully collateralized by $12,560,000 GNMA II, Pool #8375, 6.875%, due 02/20/24; $12,360,000 GNMA II, Pool #8932, 6.875%,
     due 03/20/22; and $5,510,000 GNMA II, Pool #8395, 6.875%, due 03/20/24. The
     aggregate market value of the collateral at September 30, 1998 was $30,730,289. The Fund's pro-rata interest in the collateral at September 30, 1998 was $3,968,570.

See accompanying notes to financial statements.

THE JAMESTOWN EQUITY FUND
PORTFOLIO OF INVESTMENTS
September 30, 1998  (Unaudited)
================================================================================
    Shares     COMMON STOCKS -- 94.7%                                   Value
--------------------------------------------------------------------------------
               ADVERTISING -- 2.4%
    21,000     Interpublic Group of Companies, Inc. .........       $ 1,132,688
                                                                    -----------
               CHEMICALS -- 1.4%
    22,800     Air Products & Chemicals, Inc. ...............           678,300
                                                                    -----------
               COMMERCIAL BANKING -- 7.6%
    21,000     Fannie Mae ...................................         1,349,250
    24,000     First Union Corporation ......................         1,228,500
    20,000     NationsBank Corporation ......................         1,070,000
                                                                    -----------
                                                                      3,647,750
                                                                    -----------
               COMMUNICATIONS -- 8.3%
    40,000     Equifax, Inc. ................................         1,427,500
    15,000     Lucent Technologies, Inc. ....................         1,035,937
    31,097     MCI WorldCom, Inc.(a) ........................         1,519,890
                                                                    -----------
                                                                      3,983,327
                                                                    -----------
               COMPUTERS/COMPUTER TECHNOLOGY SERVICES -- 14.0%
    20,250     Cisco Systems, Inc.(a) .......................         1,251,703
    22,000     Computer Sciences Corporation(a) .............         1,199,000
    62,000     Diebold, Inc. ................................         1,364,000
    14,000     Intel Corporation ............................         1,200,500
     5,000     Microsoft Corporation(a) .....................           550,313
    25,000     Sunstrand Corporation ........................         1,159,375
                                                                    -----------
                                                                      6,724,891
                                                                    -----------
               CONSUMER PRODUCTS -- 18.3%
    41,000     Avon Products, Inc. ..........................         1,150,563
   120,000     Cendant Corporation(a) .......................         1,395,000
    42,750     Crane Company ................................         1,004,625
    17,000     General Electric Company .....................         1,352,562
    26,000     Gillette Company .............................           994,500
    32,000     Kimberly-Clark Corporation ...................         1,296,000
    15,000     Sara Lee Corporation .........................           810,000
    35,000     Sysco Corporation ............................           824,688
                                                                    -----------
                                                                      8,827,938
                                                                    -----------
               DRUGS/MEDICAL EQUIPMENT -- 13.0%
    15,000     Abbott Laboratories ..........................           651,563
    13,000     Bristol-Myers Squibb Company .................         1,350,375
    17,000     Lilly (Eli) & Company ........................         1,331,312
    11,500     Merck and Company, Inc. ......................         1,489,969
    14,000     Schering-Plough Corporation ..................         1,449,875
                                                                    -----------
                                                                      6,273,094
                                                                    -----------
               ELECTRONICS -- 2.3%
    21,000     Hewlett-Packard Company ......................         1,111,687
                                                                    -----------
               ENTERTAINMENT -- 0.8%
    15,300     Walt Disney Company ..........................           387,281
                                                                    -----------
               FINANCIAL SERVICES -- 1.0%
     5,000     Citicorp, Inc. ...............................           464,688
                                                                    -----------

THE JAMESTOWN EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
    Shares     COMMON STOCKS -- 94.7% (Continued)                       Value
--------------------------------------------------------------------------------
               FIRE SYSTEMS -- 3.9%
    34,000     Tyco International Ltd. ......................       $ 1,878,500
                                                                    -----------
               FUNERAL SERVICES -- 2.4%
    37,000     Service Corporation International ............         1,179,375
                                                                    -----------
               HEALTH CARE CENTERS -- 1.0%
    47,000     HealthSouth Corporation(a) ...................           496,437
                                                                    -----------
               HOTELS -- 2.4%
    92,900     Choice Hotel International, Inc.(a) ..........         1,178,669
                                                                    -----------
               INSURANCE -- 6.6%
    16,550     American International Group .................         1,274,350
    22,000     Conseco, Inc. ................................           672,375
    20,000     Jefferson-Pilot Corporation ..................         1,210,000
                                                                    -----------
                                                                      3,156,725
                                                                    -----------
               OIL AND GAS DRILLING -- 6.4%
    40,000     Coastal Corporation ..........................         1,350,000
    20,000     Halliburton Company ..........................           571,250
    23,000     Schlumberger Ltd. ............................         1,157,188
                                                                    -----------
                                                                      3,078,438
                                                                    -----------
               RETAIL STORES -- 2.9%
    57,500     AutoZone, Inc.(a) ............................         1,415,937
                                                                    -----------

               TOTAL COMMON STOCKS (COST $37,834,120) .......       $45,615,725
                                                                    -----------

================================================================================
     Face
    Amount     REPURCHASE AGREEMENTS(b) -- 3.4%                        Value
--------------------------------------------------------------------------------
$1,630,000     Star Bank, N.A., 5.15%, dated 09/30/1998,
                  due 10/01/1998, repurchase proceeds
                  $1,630,233 (Cost $1,630,000) ..............       $ 1,630,000
                                                                    -----------

               TOTAL INVESTMENTS AND REPURCHASE
                 AGREEMENTS AT VALUE -- 98.1% ...............       $47,245,725

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.9%            929,338
                                                                    -----------

               NET ASSETS -- 100.0% .........................       $48,175,063
                                                                    ===========

(a)  Non-income producing security.

(b) Joint repurchase agreement is fully collateralized by $12,560,000 GNMA II, Pool #8375, 6.875%, due 02/20/24; $12,360,000 GNMA II, Pool #8932, 6.875%,
     due 03/20/22; and $5,510,000 GNMA II, Pool #8395, 6.875%, due 03/20/24. The
     aggregate market value of the collateral at September 30, 1998 was $30,730,289. The Fund's pro-rata interest in the collateral at September 30, 1998 was $1,831,994.

See accompanying notes to financial statements.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
PORTFOLIO OF INVESTMENTS
September 30, 1998 (Unaudited)
================================================================================
      Par      VIRGINIA FIXED RATE REVENUE AND GENERAL
     Value     OBLIGATION (GO) BONDS -- 97.6%                           Value
--------------------------------------------------------------------------------
               Arlington Co., Virginia, GO,
$  700,000       5.60%, due 08/01/2006 ......................       $   774,263
               Augusta Co., Virginia, Industrial Dev.
                 Authority, Hospital, Revenue,
   500,000       7.00%, due 09/01/2021, prerefunded 09/01/2001          553,830
               Brunswick Co., Virginia, Industrial
                 Dev. Authority, Revenue,
   300,000       5.45%, due 07/01/2006 ......................           329,151
               Chesterfield Co., Virginia, GO,
   350,000       6.25%, due 07/15/2005 ......................           379,274
               Fairfax Co., Virginia, GO,
   350,000       5.60%, due 05/01/2003 ......................           360,252
   600,000       5.00%, due 06/01/2014 ......................           621,372
               Fairfax Co., Virginia, Park Authority, Revenue,
   300,000       6.25%, due 07/15/2005 ......................           330,783
               Fairfax Co., Virginia, Sewer, Revenue,
   350,000       5.625%, due 07/15/2008 .....................           390,621
               Hanover Co., Virginia, Industrial
                 Dev. Authority, Revenue,
   225,000       6.25%, due 10/01/2011 ......................           242,786
               Henrico Co., Virginia, GO,
   500,000       4.70%, due 01/15/2002 ......................           515,650
               James City Co., Virginia, GO,
   500,000       5.25%, due 12/15/2015 ......................           524,520
               Loudoun Co., Virginia, GO,
   300,000       5.50%, due 06/01/2009 ......................           330,939
               Lynchburg, Virginia, GO,
   500,000       5.30%, due 05/01/2014 ......................           530,685
               Medical College of Virginia
                 Hospitals Authority, Revenue,
   700,000       5.00%, due 07/01/2013 ......................           716,205
               Newport News, Virginia, GO,
   400,000       5.40%, due 07/01/2002 ......................           407,808
   400,000       5.15%, due 01/01/2010 ......................           421,908
               Norfolk, Virginia, GO,
   300,000       5.75%, due 06/01/2011 ......................           328,326
   500,000       5.00%, due 07/01/2014 ......................           515,495
               Norfolk, Virginia, Industrial Dev.
                 Authority, Hospital, Revenue,
   350,000       6.80%, due 06/01/2005 ......................           404,499
               Petersburg, Virginia, GO,
   500,000       5.125%, due 01/15/2013 .....................           525,145
               Peumansend Creek, Virginia,
                 Regional Jail Authority, Revenue,
   300,000       5.75%, due 06/01/2017 ......................           328,692
               Pittsylvania Co., Virginia, GO,
   300,000       5.65%, due 07/01/2006 ......................           329,808
               Portsmouth, Virginia, GO,
   800,000       5.00%, due 08/01/2017 ......................           815,376
               Prince William Co., Virginia, GO,
   400,000       4.90%, due 08/01/2005 ......................           424,028
               Prince William Co., Virginia,
                 Park Authority, Revenue,
   250,000       6.10%, due 10/15/2004 ......................           276,935

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
      Par      VIRGINIA FIXED RATE REVENUE AND GENERAL
     Value     OBLIGATION (GO) BONDS -- 97.6% (Continued)               Value
--------------------------------------------------------------------------------
               Prince William Co., Virginia,
                 Service Auth. Water & Sewer, Revenue,
$  150,000       6.40%, due 07/01/2004, prerefunded 07/01/2001      $   163,456
   500,000       5.00%, due 07/01/2003 ......................           525,615
               Richmond, Virginia, GO,
   400,000       6.25%, due 01/15/2018 ......................           427,620
               Richmond, Virginia, Metropolitan
                 Authority, Expressway, Revenue,
   500,000       6.05%, due 07/15/2005 ......................           545,580
               Richmond, Virginia, Redev. &
                 Housing Authority, Revenue,
   500,000       5.00%, due 03/01/2018 ......................           499,980
               Riverside, Virginia, Regional
                 Jail Authority, Revenue,
   300,000       5.30%, due 07/01/2002 ......................           316,011
               Roanoke, Virginia, GO,
   300,000       6.40%, due 08/01/2012 ......................           329,439
               Roanoke Co., Virginia, Water System, Revenue,
   400,000       6.00%, due 07/01/2031, prerefunded 07/01/2001          424,488
               Spotsylvania Co., Virginia, GO,
   400,000       5.75%, due 07/15/2011 ......................           434,644
               Suffolk, Virginia, GO,
   350,000       5.80%, due 06/01/2011 ......................           389,750
               Upper Occoquan, Virginia,
                 Sewer Authority, Revenue,
   700,000       5.00% due 07/01/2015 .......................           717,332
               Virginia Beach, Virginia, GO,
   325,000       6.20%, due 09/01/2013 ......................           369,518
               Virginia College Building Authority,
                 Educational Facilities, Revenue,
   250,000       3.60%, floating rate, due 11/01/2026 .......           250,000
               Virginia State, GO,
   500,000       5.25%, due 07/01/2011 ......................           528,750
   500,000       5.375%, due 06/01/2015 .....................           529,075
               Virginia State Housing Dev. Authority,
                 Commonwealth Mortgages, Revenue,
   150,000       5.60%, due 01/01/2002 ......................           155,537
               Virginia State Housing Dev.
                 Authority, Multi-Family, Revenue,
   150,000       6.60%, due 11/01/2012 ......................           164,854
   150,000       6.30%, due 11/01/2015 ......................           162,371
               Virginia State Public Building Authority, Revenue,
   500,000       6.00%, due 08/01/2003 ......................           533,775
               Virginia State Resource Authority,
                 Solid Waste Disposal System, Revenue,
   500,000       5.50%, due 04/01/2015 ......................           530,650
               Virginia State Transportation Board, Revenue,
   350,000       6.25%, due 05/15/2012, prerefunded 05/15/2004          394,170
               Virginia Commonwealth University, Revenue,
   250,000       5.75%, due 05/01/2006 ......................           278,547
               Winchester, Virginia, Industrial Dev.
                 Authority, Educational Facilities, Revenue,
   500,000       5.00% due 10/01/2018 .......................           505,400
               York Co., Virginia, Certificates of
                 Participation, Revenue,
   250,000       6.625%, due 03/01/2012 .....................           263,995
                                                                    -----------
               TOTAL VIRGINIA FIXED RATE REVENUE AND GENERAL
                 OBLIGATION (GO) BONDS (COST $19,820,571) ...       $20,818,908
                                                                    -----------
22

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
    Shares     MONEY MARKETS -- 1.2%                                    Value
--------------------------------------------------------------------------------
   256,477     Star Tax-Free Fund (Cost $256,477) ...........       $   256,477
                                                                    -----------

               TOTAL INVESTMENTS AT VALUE
                 (COST $20,077,048) -- 98.8% ................       $21,075,385

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.2%            246,186
                                                                    -----------

               NET ASSETS -- 100.0% .........................       $21,321,571
                                                                    ===========

See accompanying notes to financial statements.

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
September 30, 1998 (Unaudited)
================================================================================
    Shares     COMMON STOCKS -- 95.6%                                   Value
--------------------------------------------------------------------------------
               AUSTRALIA -- 1.6%
    85,700     Australia and New Zealand Banking Group Ltd. .       $   457,704
    70,326     Coca-Cola Amatil Ltd. ........................           185,319
                                                                    -----------
                                                                        643,023
                                                                    -----------
               BELGIUM -- 1.3%
     7,970     Kredietbank NV ...............................           515,312
                                                                    -----------
               CANADA -- 1.2%
    18,100     BCE, Inc. ....................................           506,402
                                                                    -----------
               FRANCE -- 13.6%
     4,980     Banque Nationale de Paris ....................           266,557
     3,424     Danone .......................................           899,863
    18,357     Renault SA(a) ................................           733,651
     7,915     Schneider SA .................................           412,357
     8,970     Suez Lyonnaise des Eaux ......................         1,526,795
     8,601     Thomson CSF ..................................           262,413
    20,670     Usinor SA ....................................           229,757
     8,229     Valeo SA .....................................           587,282
     3,335     Vivendi ......................................           664,049
                                                                    -----------
                                                                      5,582,724
                                                                    -----------
               GERMANY -- 5.2%
     7,683     Daimler-Benz AG ..............................           642,625
    10,500     Mannesmann AG ................................           961,170
     7,270     Volkswagen AG ................................           528,482
                                                                    -----------
                                                                      2,132,277
                                                                    -----------
               HONG KONG -- 0.7%
    57,000     Hutchison Whampoa Ltd. .......................           300,136
                                                                    -----------
               INDIA -- 0.3%
     4,220     Richter Gedeon Rt. - GDR .....................           130,306
                                                                    -----------
               ITALY -- 9.1%
   390,565     Banca di Roma ................................           697,248
     9,100     Banca Popolare di Bergamo Credito Varesino SpA           184,208
   187,722     Credito Italiano SpA .........................           781,583
   116,200     Mediaset SpA .................................           778,792
   186,202     Telecom Italia SpA ...........................         1,281,762
                                                                    -----------
                                                                      3,723,593
                                                                    -----------
               JAPAN -- 13.2%
    24,000     Canon, Inc. ..................................           488,393
    25,000     Denso Corporation ............................           364,568
       500     Isetan Company ...............................             4,132
    11,000     Ito-Yokado Company Ltd. ......................           525,272
    33,000     Matsushita Electric Industrial Company Ltd. ..           449,714
    23,000     Mitsui Fudosan Company Ltd. ..................           118,109
    15,000     Murata Manufacturing Company Ltd. ............           508,008
       134     Nippon Telegraph and Telephone Corporation ...           979,503

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
    Shares     COMMON STOCKS -- 95.6% (Continued)                       Value
--------------------------------------------------------------------------------
               JAPAN -- 13.2% (CONTINUED)
    44,000     Nomura Securities Company Ltd. ...............       $   316,779
     7,000     Rohm Company .................................           668,528
     6,500     Sony Corporation .............................           453,166
    24,000     Sumitomo Realty & Development ................            44,079
    18,000     Takeda Chemical Industries ...................           482,662
                                                                    -----------
                                                                      5,402,913
                                                                    -----------
               MEXICO -- 1.7%
    12,300     Grupo Televisa SA ............................           237,544
     9,961     Telefonos de Mexico SA - ADR .................           440,774
                                                                    -----------
                                                                        678,318
                                                                    -----------
               NETHERLANDS -- 10.6%
    13,500     Gucci Group NV - ADR .........................           487,688
    26,514     KPN NV .......................................           818,585
    13,310     Royal Dutch Petroleum Company ................           660,169
     7,618     Royal Philips Electronics NV .................           410,178
     7,129     Vedior NV ....................................           175,852
     7,225     Vendex International NV ......................           268,288
    36,406     VNU NV .......................................         1,502,513
                                                                    -----------
                                                                      4,323,273
                                                                    -----------
               NEW ZEALAND -- 1.1%
    69,065     Telecom Corporation of New Zealand Ltd. ......           264,438
    98,164     Telecom Corporation of New Zealand Ltd. - IR .           174,415
                                                                    -----------
                                                                        438,853
                                                                    -----------
               PHILIPPINES -- 0.3%
   540,000     Filinvest Land, Inc.(a) ......................            13,330
    24,192     Metropolitan Bank & Trust Company(a) .........            82,944
     2,278     Philippine Long Distance Telephone Company ...            47,903
                                                                    -----------
                                                                        144,177
                                                                    -----------
               PORTUGAL -- 1.0%
    11,354     Portugal Telecom SA ..........................           412,807
                                                                    -----------
               SINGAPORE -- 0.1%
    12,000     Development Bank of Singapore Ltd. ...........            48,436
                                                                    -----------
               SPAIN -- 5.2%
    55,549     Argentaria SA ................................         1,104,606
    28,326     Telefonica de Espana .........................         1,032,828
                                                                    -----------
                                                                      2,137,434
                                                                    -----------
               SWEDEN -- 3.0%
    15,760     Hennes and Mauritz AB - Class B ..............         1,146,621
     7,710     Skandinaviska Enskilda Banken - Class A ......            67,411
                                                                    -----------
                                                                      1,214,032
                                                                    -----------
               SWITZERLAND -- 6.6%
       414     Nestle SA ....................................           823,634
       581     Novartis AG ..................................           931,329
        89     Roche Holding AG .............................           957,957
                                                                    -----------
                                                                      2,712,920
                                                                    -----------

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
    Shares     COMMON STOCKS -- 95.6% (Continued)                       Value
--------------------------------------------------------------------------------
               UNITED KINGDOM -- 19.8%
    36,942     Allied Zurich PLC ............................       $   377,936
    36,942     British American Tobacco PLC .................           275,134
   186,880     British Aerospace PLC ........................         1,126,629
    11,556     British Sky Broadcasting Group PLC ...........            97,995
    94,155     Diageo PLC ...................................           867,238
    47,580     Glaxo Wellcome PLC ...........................         1,401,260
    78,079     Imperial Chemical Industries PLC .............           615,006
   248,170     LucasVarity PLC ..............................           772,839
    11,792     Railtrack Group PLC ..........................           336,460
   138,037     Somerfield PLC ...............................           979,372
   105,931     Vodafone Group PLC ...........................         1,234,931
                                                                    -----------
                                                                      8,084,800
                                                                    -----------

               TOTAL COMMON STOCKS (COST $35,941,626) .......       $39,131,736
                                                                    -----------

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 4.4%          1,782,493
                                                                    -----------

               NET ASSETS -- 100.0% .........................       $40,914,229
                                                                    ===========

(a)  Non-income producing security.

See accompanying notes to financial statements.

                      THIS PAGE INTENTIONALLY LEFT BLANK

THE JAMESTOWN FUNDS

INVESTMENT ADVISER
Lowe, Brockenbrough & Company, Inc.
6620 West Broad Street
Suite 300
Richmond, Virginia 23230

ADMINISTRATOR
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354
1-800-443-4249

INDEPENDENT AUDITORS
Tait, Weller & Baker
Eight Penn Center Plaza, Suite 800
Philadelphia, Pennsylvania 19103

LEGAL COUNSEL
Sullivan & Worcester LLP
One Post Office Square
Boston, Massachusetts 02109

BOARD OF TRUSTEES
Austin Brockenbrough, III
John T. Bruce
Charles M. Caravati, Jr.
J. Finley Lee, Jr.
Richard Mitchell
Richard L. Morrill
Harris V. Morrissette
Fred T. Tattersall
Erwin H. Will, Jr.
Samuel B. Witt, III

                                   Davenport
                                  Equity Fund
                                  -----------


                              SEMI-ANNUAL REPORT

                              September 30, 1998

                                  (Unaudited)

LETTER TO SHAREHOLDERS                                         November 12, 1998
================================================================================

As everyone knows by now, the stock market, after being ahead almost twenty percent in just the six months through June, lost about three-quarters of that gain during the September quarter. In fact, by the end of August the entire gain had been wiped out. Then there was some strengthening during September. The problem has been fears of a growing global economic slowdown and the effect this will have on corporate earnings growth. The Federal Reserve has recently swung into action with a .25% decrease in the Federal Funds rate in October and many observers feel another decrease is possible. These moves are aimed at stimulating business here in recognition of falling interest rates worldwide.

As has been the case all year, the Dow Jones Industrial Average and the S&P 500 tell only a small part of the story. The average stock is down much more than the indices so far this year. There are many examples of smaller technology issues and financial stocks that are off over 50%. Investors have become jittery, with August marking the first month in several years that there has been a net outflow of money from mutual funds.

Those are the grim statistics. However, behind these statistics lie great opportunities to invest in some of the world's best companies at prices significantly lower than they were just six months ago. We remain fully invested as always and on market weakness look to increase our equity portfolios with the addition of more of these superb companies at very attractive prices.

Our expectation is that the market will remain volatile with a flight to quality, both on the stock side as well as the bond side. For example, U.S. Treasury Bond prices have soared as investors seek both their quality and their protection. The thirty-year bond rate dropped as low as 4.75%, which is a level not seen in many years. The economically strong nations of the world can and, we believe, will pull together in order to protect themselves from this creeping global weakness. This will take a while and will probably continue to test our peace of mind. It will also have a salutary effect on the economies of the emerging markets. We remain convinced of the fine future prospects of the companies we hold.

In thinking about the recent huge, mostly negative, daily price swings and, in response to the many calls I have gotten from understandably nervous investors, I've thought back to a short novel I studied during college and looked at once again fairly recently. About a hundred years ago, Joseph Conrad's Heart of Darkness, was published. It has become a classic of English literature. It is both an exciting tale of adventure as well as a psychological journey into the human condition. The tale revolves around a journey up a rugged river into an impenetrable jungle. The first of the two main characters, Mr. Kurtz, travels up river in search of ivory for his employer. Along the way, the uncertainty of where the trip will eventually lead him and lack of order in the difficult environment begin to cloud his judgment. He becomes emotional and delusional. He loses any contact with the outside world as he sinks further into his spiraling fears. As he moves into his personal heart of darkness, the horror of being out of control completely incapacitates him.

The second character's name is Marlow, who goes into the jungle to find Kurtz and bring him out. In spite of dire warnings about the difficulties and ambiguities he is about to confront, Marlow succeeds. He is confronted with every imaginable challenge that an uncertain and unordered world can throw at him, and yet he maintains his intellect, judgment and humanity.

A bear market is like a journey up that river into the heart of darkness. Emotions rule and logic and intellect seem of little help. Some investors become disoriented and disheartened as they focus on the next bend in the river, instead of the journey back downstream. There definitely is a psychological aspect to successful investing. The greats on Wall Street have always taken a long-term view, avoiding the Kurtz-like behavior of succumbing to what seems chaotic at the time.

Another sign of the times is an advertisement I've heard several times recently on the radio. It goes something like this: "Sometimes the market goes up, recently it has gone down, but if you know the Wall Street formulas you can make money in any market." Thinking you can reduce successful investing to a formula is like believing you can create a beautiful priceless piece of art by painting by the numbers!

I apologize for the rather rambling thoughts above; however, we at Davenport strongly believe that there is not only a craft to investing, but an art. Part of this art lies in knowing yourself, your goals, and always keeping your eye on the long term. What success we've achieved over the last fifteen years has been a direct result of this long-term view.

Please don't hesitate to contact any of us with any questions or comments you may have.

                                                Sincerely,
                                                Joseph L. Antrim, CFA

For additional Fund inquiries please contact your investment executive or call Davenport Asset Management at (888) 285-1863 or (804) 697-2999 to discover how we can add value to your portfolio.

THE DAVENPORT EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 1998 (Unaudited)
================================================================================
ASSETS
   Investments in securities:
      At acquisition cost ....................................     $ 43,643,809
                                                                   ============
      At market value (Note 1) ...............................     $ 40,603,510
   Investments in repurchase agreements (Note 1) .............        1,198,000
   Cash ......................................................              847
   Receivable for capital shares sold ........................          108,134
   Dividends and interest receivable .........................           65,094
   Other assets ..............................................            7,919
                                                                   ------------
      TOTAL ASSETS ...........................................       41,983,504
                                                                   ------------
LIABILITIES
   Dividends payable .........................................            2,683
   Payable for capital shares redeemed .......................           15,500
   Accrued investment advisory fees (Note 3) .................           26,374
   Accrued administration fees (Note 3) ......................            6,525
   Other accrued expenses ....................................            8,009
                                                                   ------------
      TOTAL LIABILITIES ......................................           59,091
                                                                   ------------

NET ASSETS ...................................................     $ 41,924,413
                                                                   ============
Net assets consist of:
Paid-in capital ..............................................     $ 45,293,617
Undistributed net investment income ..........................            6,014
Accumulated net realized losses from security transactions ...         (334,919)
Net unrealized depreciation on investments ...................       (3,040,299)
                                                                   ------------

Net assets ...................................................     $ 41,924,413
                                                                   ============
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) ......        4,230,313
                                                                   ============
Net asset value, offering price and redemption
  price per share (Note 1) ...................................     $       9.91
                                                                   ============

See accompanying notes to financial statements.

THE DAVENPORT EQUITY FUND
STATEMENT OF OPERATIONS
Six Months Ended September 30, 1998 (Unaudited)
================================================================================
INVESTMENT INCOME
   Dividends .................................................      $   327,375
   Interest ..................................................           34,097
                                                                    -----------
      TOTAL INVESTMENT INCOME ................................          361,472
                                                                    -----------
EXPENSES
   Investment advisory fees (Note 3) .........................          140,597
   Administration fees (Note 3) ..............................           35,855
   Registration fees .........................................           10,270
   Printing of shareholder reports ...........................            7,290
   Custodian fees ............................................            6,917
   Postage and supplies ......................................            5,029
   Professional fees .........................................            3,963
   Trustees' fees and expenses ...............................            3,210
   Insurance expense .........................................              778
   Pricing costs .............................................              755
   Other expenses ............................................              919
                                                                    -----------
      TOTAL EXPENSES .........................................          215,583
                                                                    -----------

NET INVESTMENT INCOME ........................................          145,889
                                                                    -----------
REALIZED AND UNREALIZED LOSSES ON INVESTMENTS

   Net realized losses from security transactions ............         (357,491)
   Net change in unrealized appreciation/depreciation
     on investments ..........................................       (4,559,210)
                                                                    -----------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ............       (4,916,701)
                                                                    -----------

NET DECREASE IN NET ASSETS FROM OPERATIONS ...................      $(4,770,812)
                                                                    ===========

See accompanying notes to financial statements.

THE DAVENPORT EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended September 30, 1998 and March 31, 1998
=====================================================================================================
                                                                        Six Months
                                                                           Ended           Period
                                                                        September 30,       Ended
                                                                            1998           March 31,
                                                                         (Unaudited)       1998 (a)
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ...........................................    $    145,889     $     24,604
   Net realized gains (losses) from security transactions ..........        (357,491)          22,572
   Net change in unrealized appreciation/depreciation on investments      (4,559,210)       1,518,911
                                                                        ------------     ------------
Net increase (decrease) in net assets from operations ..............      (4,770,812)       1,566,087
                                                                        ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income ......................................        (164,479)              --
                                                                        ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold .......................................      24,064,460       23,577,618
   Net asset value of shares issued in reinvestment
     of distributions to shareholders ..............................         155,419               --
   Payments for shares redeemed ....................................      (2,054,350)        (449,530)
                                                                        ------------     ------------
Net increase in net assets from capital share transactions .........      22,165,529       23,128,088
                                                                        ------------     ------------

TOTAL INCREASE IN NET ASSETS .......................................      17,230,238       24,694,175

NET ASSETS:
   Beginning of period .............................................      24,694,175               --
                                                                        ------------     ------------
   End of period (including undistributed net investment
     income of $6,014 and  $24,604, respectively) ..................    $ 41,924,413     $ 24,694,175
                                                                        ============     ============
CAPITAL SHARE ACTIVITY:
   Sold ............................................................       2,186,945        2,259,111
   Reinvested ......................................................          14,658               --
   Redeemed ........................................................        (188,644)         (41,757)
                                                                        ------------     ------------
   Net increase in shares outstanding ..............................       2,012,959        2,217,354
   Shares outstanding at beginning of period .......................       2,217,354               --
                                                                        ------------     ------------
   Shares outstanding at end of period .............................       4,230,313        2,217,354
                                                                        ============     ============

(a) Represents the period from the commencement of operations (January 15, 1998) through March 31, 1998.

See accompanying notes to financial statements.

THE DAVENPORT EQUITY FUND
FINANCIAL HIGHLIGHTS
==========================================================================================
         Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
==========================================================================================
                                                                 Six Months
                                                                    Ended        Period
                                                                 September 30,    Ended
                                                                    1998         March 31,
                                                                 (Unaudited)     1998 (a)
------------------------------------------------------------------------------------------
Net asset value at beginning of period .......................    $   11.14      $   10.00
                                                                  ---------      ---------
Income (loss) from investment operations:
   Net investment income .....................................         0.03           0.01
   Net realized and unrealized gains (losses) on investments .        (1.22)          1.13
                                                                  ---------      ---------
Total from investment operations .............................        (1.19)          1.14
                                                                  ---------      ---------
Less distributions:
   Dividends from net investment income ......................        (0.04)            --
                                                                  ---------      ---------
Net asset value at end of period .............................    $    9.91      $   11.14
                                                                  =========      =========

Total return .................................................      (10.69%)        11.40%
                                                                  =========      =========

Net assets at end of period (000's) ..........................    $  41,924      $  24,694
                                                                  =========      =========

Ratio of net expenses to average net assets(c) ...............        1.15%          1.15%(b)

Ratio of net investment income to average net assets(c) ......        0.78%          0.76%

Portfolio turnover rate(c) ...................................           7%            17%


(a) Represents the period from the commencement of operations (January 15, 1998) through March 31, 1998.

(b) Absent investment advisory fees waived and expenses reimbursed by the Adviser, the ratio of expenses to average net assets would have been 2.13%(c) for the period ended March 31, 1998.

(c)  Annualized.

See accompanying notes to financial statements.

THE DAVENPORT EQUITY FUND
PORTFOLIO OF INVESTMENTS
September 30, 1998 (Unaudited)
================================================================================
                                                                       Market
    Shares     COMMON STOCKS -- 96.8%                                   Value
--------------------------------------------------------------------------------
               BASIC MATERIALS -- 4.0%
     8,163     Aluminum Company of America ..................       $   579,573
    18,140     Chesapeake Corporation .......................           629,231
    12,698     Cleveland - Cliffs, Inc. .....................           495,222
                                                                    -----------
                                                                      1,704,026
                                                                    -----------
               CHEMICALS AND DRUGS -- 10.3%
    18,140     Air Products & Chemicals, Inc. ...............           539,665
    23,582     ChemFirst Inc. ...............................           415,633
    12,698     duPont (E.I.) de Nemours & Company ...........           712,675
     8,971     Merck & Company, Inc. ........................         1,162,305
    14,512     Schering-Plough Corporation ..................         1,502,899
                                                                    -----------
                                                                      4,333,177
                                                                    -----------
               COMPUTERS/COMPUTER TECHNOLOGY SERVICES -- 9.2%
    18,140     Allied Signal, Inc. ..........................           641,703
    14,512     Hewlett-Packard Company ......................           768,229
     9,070     Intel Corporation ............................           777,753
     6,349     Lockheed Martin Corporation ..................           640,059
    18,140     Media General, Inc. ..........................           702,925
     7,256     Motorola, Inc. ...............................           309,740
                                                                    -----------
                                                                      3,840,409
                                                                    -----------
               CONSUMER PRODUCTS -- 16.4%
    18,140     American Home Products .......................           950,083
     7,256     Amgen, Inc.(a) ...............................           548,281
    10,884     Bristol-Myers Squibb Company .................         1,130,576
    14,512     Ford Motor Company ...........................           681,157
    14,600     Gillette Company .............................           558,450
    10,884     International Flavors & Fragrances ...........           359,172
    13,061     Johnson & Johnson ............................         1,022,023
    14,512     Mattel, Inc. .................................           406,336
    30,838     Owens & Minor, Inc. Holding Company ..........           358,492
    36,280     Sysco Corporation ............................           854,848
                                                                    -----------
                                                                      6,869,418
                                                                    -----------
               DURABLE GOODS -- 10.8%
    14,512     CSX Corporation ..............................           610,411
    10,884     Deere & Company ..............................           329,241
     9,070     General Electric Company .....................           721,632
    18,140     Martin Marietta Materials ....................           783,421
    19,047     Norfolk Southern Corporation .................           553,553
    12,670     Philips Electronics NV-NY ....................           676,261
    47,617     Tredegar Industries, Inc. ....................           871,986
                                                                    -----------
                                                                      4,546,505
                                                                    -----------
               ENTERTAINMENT -- 1.7%
    27,812     The Walt Disney Company ......................           703,991
                                                                    -----------

THE DAVENPORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
                                                                       Market
    Shares     COMMON STOCKS -- 96.8% (Continued)                       Value
--------------------------------------------------------------------------------
               FINANCIAL SERVICES -- 22.7%
    12,244     American International Group .................       $   942,788
     3,809     Associates First Capital Corporation .........           248,537
    18,140     BB&T Corporation .............................           543,066
     6,757     Capital One Financial ........................           699,350
     6,258     CCB Financial Corporation ....................           630,494
    10,884     Crestar Financial Corporation ................           617,667
    21,768     Federal Realty Investments Trust .............           492,501
    10,884     First Union Corporation ......................           557,125
     3,628     General RE Corporation .......................           736,484
     7,256     Markel Corporation(a) ........................         1,106,540
    39,908     MGI Properties, Inc. .........................         1,107,447
    17,637     The Pioneer Group, Inc. ......................           291,010
    18,800     St. Paul Companies, Inc. .....................           611,000
    36,100     United Dominion Realty .......................           410,638
     6,349     Wachovia Corporation .........................           541,252
                                                                    -----------
                                                                      9,535,899
                                                                    -----------
               FOOD/BEVERAGES -- 3.4%
    14,512     Anheuser-Busch Company, Inc. .................           783,648
    10,884     Coca-Cola Company ............................           627,190
                                                                    -----------
                                                                      1,410,838
                                                                    -----------
               OIL/ENERGY -- 11.0%
    12,698     Amoco Corporation ............................           684,105
     6,530     Atlantic Richfield Company ...................           463,222
     9,070     Chevron Corporation ..........................           762,447
    13,605     Enron Corporation ............................           718,514
     9,070     Mobil Corporation ............................           688,753
    10,884     Schlumberger Limited .........................           547,601
    18,140     Tidewater, Inc. ..............................           376,405
    18,140     Valero Energy Corporation ....................           360,532
                                                                    -----------
                                                                      4,601,579
                                                                    -----------
               RETAIL STORES -- 5.0%
    18,140     Circuit City Stores, Inc. ....................           604,289
    18,140     Saks, Inc.(a) ................................           407,016
    24,489     Walgreen Company .............................         1,079,047
                                                                    -----------
                                                                      2,090,352
                                                                    -----------
               UTILITIES -- 2.3%
    21,768     SBC Communications, Inc. .....................           967,316
                                                                    -----------

               TOTAL COMMON STOCKS (COST $43,643,809) .......       $40,603,510
                                                                    -----------

THE DAVENPORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
     Face                                                              Market
    Amount     REPURCHASE AGREEMENTS(b) -- 2.9%                         Value
--------------------------------------------------------------------------------
$1,198,000     Star Bank, N.A., 5.15%, dated 09/30/98,
                 due 10/01/98, repurchase proceeds
                 $1,198,171 (Cost $1,198,000) ...............       $ 1,198,000
                                                                    -----------

               TOTAL INVESTMENTS AND REPURCHASE
                 AGREEMENTS AT VALUE -- 99.7% ...............       $41,801,510
                                                                    -----------

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%            122,903
                                                                    -----------

               NET ASSETS -- 100.0% .........................       $41,924,413
                                                                    ===========

(a)  Non-income producing security.

(b) Joint repurchase agreement is fully collateralized by $12,560,000 GNMA II, Pool #8375, 6.875%, due 02/20/24; $12,360,000 GNMA II, Pool #8932, 6.875%,
     due 03/20/22; and $5,510,000 GNMA II, Pool #8395, 6.875%, due 03/20/24. The
     aggregate market value of the collateral at September 30, 1998 was $30,730,289. The Fund's pro-rata interest in the collateral at September 30, 1998 was $1,346,459.

See accompanying notes to financial statements.

THE DAVENPORT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 1998 (Unaudited)
================================================================================
1.   SIGNIFICANT ACCOUNTING POLICIES

The Davenport Equity Fund (the Fund) is a no-load, diversified series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on July 18, 1988. The Fund began operations on January 15, 1998.

The  Fund's  investment   objective  is  long-term  growth  of  capital  through
investment in a diversified portfolio of common stocks. Current income is incidental to this objective and may not be significant.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange
(currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.

Repurchase agreements -- The Fund generally enters into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Fund enters into the joint repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

THE DAVENPORT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of $43,643,809 as of September 30, 1998:

--------------------------------------------------------------------------------
Gross unrealized appreciation ..........................            $ 2,288,213
Gross unrealized depreciation ..........................             (5,328,512)
                                                                    -----------
Net unrealized depreciation ............................            $(3,040,299)
                                                                    ===========
--------------------------------------------------------------------------------

2.   INVESTMENT TRANSACTIONS

During the six months ended September 30, 1998, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $24,102,744 and $1,296,682, respectively.

3.   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by Davenport & Company LLC (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of .75% of its average daily net assets. Certain officers of the Fund are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement between the Trust and Countrywide Fund Services, Inc. (CFS), CFS provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, CFS receives a monthly fee from the Fund at an annual rate of .20% on its average daily net assets up to $25 million; .175% on the next $25 million of such net assets; and .15% on such net assets in excess of $50 million, subject to a $2,000 minimum monthly fee. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund's portfolio securities. Certain officers of the Trust are also officers of CFS.

                       THIS PAGE INTENTIONALLY LEFT BLANK

THE DAVENPORT EQUITY FUND

INVESTMENT ADVISER
Davenport & Company LLC
One James Center
901 East Cary Street
Richmond, Virginia 23219-4037
1-800-281-3217

ADMINISTRATOR
Countrywide Fund Services, Inc.
312 Walnut Street
P.O. Box 5354
Cincinnati, Ohio 45201-5354

CUSTODIAN
Star Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

INDEPENDENT AUDITORS
Tait, Weller & Baker
Eight Penn Center Plaza, Suite 800
Philadelphia, Pennsylvania 19103

LEGAL COUNSEL
Sullivan & Worcester LLP
One Post Office Square
Boston, Massachusetts 02109

BOARD OF TRUSTEES
Austin Brockenbrough III
John T. Bruce
Charles M. Caravati, Jr.
J. Finley Lee, Jr.
Richard Mitchell
Richard L. Morrill
Harris V. Morrissette
Fred T. Tattersall
Erwin H. Will, Jr.
Samuel B. Witt III

OFFICERS
Joseph L. Antrim III, President
Coleman Wortham III, Vice President
J. Lee Keiger III, Vice President
John P. Ackerly IV, Vice President

--------------------------------------------------------------------------------

                             THE JAMESTOWN BOND FUND
                             -----------------------

                               No Load Mutual Fund


                               SEMI-ANNUAL REPORT
                               September 30, 1998
                                   (Unaudited)



      INVESTMENT ADVISER                                  ADMINISTRATOR
      ------------------                                  -------------
TATTERSALL ADVISORY GROUP, INC.                  COUNTRYWIDE FUND SERVICES, INC.
 6802 Paragon Place, Suite 200                            P.O. Box 5354
 Richmond, Virginia 23230-1655                     Cincinnati, Ohio 45201-5354
        1.804.289.2663                                    1.800.443.4249

--------------------------------------------------------------------------------

                             THE JAMESTOWN BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                               September 30, 1998
                                   (Unaudited)

ASSETS
   Investments in securities:
      At acquisition cost                                           $106,172,374
                                                                    ============
      At value (Note 1)                                             $110,205,868
   Investments in repurchase agreements (Note 1)                      11,785,000
   Cash                                                                   39,332
   Interest and dividends receivable                                   1,063,048
   Receivable for securities sold                                      5,657,871
   Receivable for capital shares sold                                  1,125,000
   Other assets                                                           13,565
                                                                    ------------
      TOTAL ASSETS                                                   129,889,684
                                                                    ------------
LIABILITIES
   Dividends payable                                                      49,998
   Payable for securities purchased                                   12,398,526
   Payable for capital shares redeemed                                   102,375
   Accrued investment advisory fees (Note 3)                              24,465
   Accrued administration fees (Note 3)                                    8,165
   Accrued distribution expenses (Note 3)                                  1,051
   Other accrued expenses                                                    800
                                                                    ------------
      TOTAL LIABILITIES                                               12,585,380
                                                                    ------------

NET ASSETS                                                          $117,304,304
                                                                    ============
Net assets consist of:
Paid-in capital                                                     $111,185,140
Undistributed net investment income                                        8,115
Accumulated net realized gains from security transactions              2,077,555
Net unrealized appreciation on investments                             4,033,494
                                                                    ------------
   Net assets                                                       $117,304,304
                                                                    ============

PRICING OF INSTITUTIONAL SHARES
Net assets attributable to Institutional Shares                     $114,444,529
                                                                    ============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                         10,211,169
                                                                    ============

Net asset value, offering price and redemption
   price per share (Note 1)                                         $      11.21
                                                                    ============

PRICING OF SERVICE GROUP SHARES
Net assets applicable to Service Group Shares                       $  2,859,775
                                                                    ============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value)                            255,186
                                                                    ============

Net asset value, offering price and
   redemption price per share (Note 1)                              $      11.21
                                                                    ============

See accompanying notes to financial statements.

                             THE JAMESTOWN BOND FUND

                             STATEMENT OF OPERATIONS

                       Six Months Ended September 30, 1998
                                   (Unaudited)


INVESTMENT INCOME
   Interest                                                         $ 3,180,766
   Dividends                                                            224,355
                                                                    -----------
      TOTAL INVESTMENT INCOME                                         3,405,121
                                                                    -----------
EXPENSES
   Investment advisory fees (Note 3)                                    202,997
   Administration fees (Note 3)                                          50,515
   Custodian fees                                                         9,129
   Professional fees                                                      7,463
   Pricing costs                                                          6,582
   Printing of shareholder reports                                        4,375
   Trustees' fees and expenses                                            3,210
   Distribution expenses, Service Group Shares (Note 3)                   2,151
   Insurance expense                                                      1,634
   Postage and supplies                                                   1,339
   Registration fees                                                      1,293
   Other expenses                                                         1,986
                                                                    -----------
      TOTAL EXPENSES                                                    292,674
   Fees waived by the Adviser (Note 3)                                  (10,866)
   Expenses reimbursed through a directed
      brokerage arrangement (Note 4)                                     (8,994)
                                                                    -----------
      NET EXPENSES                                                      272,814
                                                                    -----------

NET INVESTMENT INCOME                                                 3,132,307
                                                                    -----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions                      1,780,328
   Net change in unrealized
      appreciation/depreciation on investments                        1,969,321
                                                                    -----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                      3,749,649
                                                                    -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $ 6,881,956
                                                                    ===========

See accompanying notes to financial statements.

                             THE JAMESTOWN BOND FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

               Periods Ended September 30, 1998 and March 31, 1998

                                                                       SIX MONTHS
                                                                          ENDED             YEAR
                                                                      SEPTEMBER 30,        ENDED
                                                                          1998            MARCH 31,
                                                                      (UNAUDITED)           1998
                                                                     -------------     -------------
FROM OPERATIONS:
   Net investment income                                             $   3,132,307     $   5,273,886
   Net realized gains from security transactions                         1,780,328         1,826,210
   Net change in unrealized appreciation/depreciation
      on investments                                                     1,969,321         2,574,722
                                                                     -------------     -------------
Net increase in net assets from operations                               6,881,956         9,674,818
                                                                     -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Institutional Shares                     (3,055,068)       (5,189,396)
   From net investment income, Service Group Shares                        (77,248)          (99,842)
                                                                     -------------     -------------
Decrease in net assets from distributions from shareholders             (3,132,316)       (5,289,238)
                                                                     -------------     -------------
FROM CAPITAL SHARE TRANSACTIONS:
INSTITUTIONAL SHARES
   Proceeds from shares sold                                            13,187,869        15,597,164
   Net asset value of shares issued in reinvestment
      of distributions to shareholders                                   2,952,334         5,049,237
   Payments for shares redeemed                                         (1,597,130)       (5,227,155)
                                                                     -------------     -------------
Net increase in net assets from Institutional Shares transactions       14,543,073        15,419,246
                                                                     -------------     -------------
SERVICE GROUP SHARES
   Proceeds from shares sold                                               153,370         4,316,277
   Net asset value of shares issued in reinvestment
      of distributions to shareholders                                      77,248            99,842
   Payments for shares redeemed                                           (537,727)       (1,401,739)
                                                                     -------------     -------------
Net increase (decrease) in net assets from
   Service Group Shares transactions                                      (307,109)        3,014,380
                                                                     -------------     -------------

TOTAL INCREASE IN NET ASSETS                                            17,985,604        22,819,206

NET ASSETS:
   Beginning of period                                                  99,318,700        76,499,494
                                                                     -------------     -------------
   End of period - (including undistributed net investment
      income of $8,115 and $8,124, respectively)                     $ 117,304,304     $  99,318,700
                                                                     =============     =============
CAPITAL SHARE ACTIVITY:
INSTITUTIONAL SHARES
   Sold                                                                  1,202,850         1,446,450
   Reinvested                                                              266,695           472,113
   Redeemed                                                               (145,074)         (486,114)
                                                                     -------------     -------------
   Net increase in shares outstanding                                    1,324,471         1,432,449
   Shares outstanding, beginning of period                               8,886,698         7,454,249
                                                                     -------------     -------------
   Shares outstanding, end of period                                    10,211,169         8,886,698
                                                                     =============     =============
SERVICE GROUP SHARES
   Sold                                                                     14,036           402,367
   Reinvested                                                                6,981             9,229
   Redeemed                                                                (49,141)         (128,286)
                                                                     -------------     -------------
   Net increase (decrease) in shares outstanding                           (28,124)          283,310
   Shares outstanding, beginning of period                                 283,310                --
                                                                     -------------     -------------
   Shares outstanding, end of period                                       255,186           283,310
                                                                     =============     =============

See accompanying notes to financial statements.

                 THE JAMESTOWN BOND FUND - INSTITUTIONAL SHARES

                              FINANCIAL HIGHLIGHTS

                    Selected Per Share Data and Ratios for a
                    Share Outstanding Throughout Each Period

                                                           SIX MONTHS
                                                              ENDED
                                                          SEPTEMBER 30,                      YEARS ENDED MARCH 31,
                                                              1998         --------------------------------------------------------
                                                           (UNAUDITED)       1998        1997        1996        1995        1994
                                                            --------       --------    --------    --------    --------    --------
Net asset value at beginning of period ...................  $  10.83       $  10.26    $  10.39    $   9.97    $  10.15    $  10.82
                                                            --------       --------    --------    --------    --------    --------

Income from investment operations:
   Net investment income .................................      0.30           0.58        0.68        0.70        0.62        0.55
   Net realized and unrealized gains
      (losses) on investments ............................      0.39           0.63       (0.12)       0.41       (0.18)      (0.30)
                                                            --------       --------    --------    --------    --------    --------
Total from investment operations .........................      0.69           1.21        0.56        1.11        0.44        0.25
                                                            --------       --------    --------    --------    --------    --------

Less distributions:
   Dividends from net investment income ..................     (0.31)         (0.64)      (0.69)      (0.69)      (0.62)      (0.55)
   Distributions from net realized gains .................        --             --          --          --          --       (0.19)
   Distributions in excess of net realized gains .........        --             --          --          --          --       (0.18)
                                                            --------       --------    --------    --------    --------    --------
Total distributions ......................................     (0.31)         (0.64)      (0.69)      (0.69)      (0.62)      (0.92)
                                                            --------       --------    --------    --------    --------    --------

Net asset value at end of period .........................  $  11.21       $  10.83    $  10.26    $  10.39    $   9.97    $  10.15
                                                            ========       ========    ========    ========    ========    ========

Total return .............................................     6.45%         12.06%       5.52%      11.23%       4.56%       2.12%
                                                            ========       ========    ========    ========    ========    ========

Net assets at end of period (000's) ......................  $114,445       $ 96,250    $ 76,499    $ 74,774    $ 72,029    $ 64,029
                                                            ========       ========    ========    ========    ========    ========

Ratio of gross expenses to average net assets ............     0.54%(b)       0.53%       0.53%       0.56%       0.57%       0.60%

Ratio of net expenses to average net assets (a) ..........     0.50%(b)       0.50%       0.50%       0.53%       0.53%       0.60%

Ratio of net investment income to average net assets .....     5.78%(b)       6.06%       6.48%       6.54%       6.28%       5.03%

Portfolio turnover rate ..................................      114%           235%        207%        268%        381%        381%

(a) Ratios were determined based on net expenses after expense reimbursements through a directed brokerage arrangement for periods after March 31, 1994 (Note 4) and investment advisory fee waivers for the periods ended September 30, 1998 and March 31, 1998 (Note 3).

(b)  Annualized.

See accompanying notes to financial statements.

                 THE JAMESTOWN BOND FUND - SERVICE GROUP SHARES

                              FINANCIAL HIGHLIGHTS

                    Selected Per Share Data and Ratios for a
                     Share Outstanding Throughout the Period

                                                            SIX MONTHS
                                                               ENDED        PERIOD
                                                            SEPTEMBER 30,    ENDED
                                                               1998        MARCH 31,
                                                            (UNAUDITED)    1998 (A)
                                                             --------      --------

Net asset value at beginning of period ..................    $  10.83      $  10.69
                                                             --------      --------
Income from investment operations:
   Net investment income ................................        0.32          0.37
   Net realized and unrealized gains on investments .....        0.37          0.08
                                                             --------      --------
Total from investment operations ........................        0.69          0.45
                                                             --------      --------
Less distributions:
   Dividends from net investment income .................       (0.31)        (0.31)
                                                             --------      --------

Net asset value at end of period ........................    $  11.21      $  10.83
                                                             ========      ========

Total return ............................................       6.38%         8.55%(c)
                                                             ========      ========

Net assets at end of period (000's) .....................    $  2,860      $  3,069
                                                             ========      ========

Ratio of gross expenses to average net assets ...........       0.69%(c)      0.68%(c)

Ratio of net expenses to average net assets (b) .........       0.65%(c)      0.65%(c)

Ratio of net investment income to average net assets ....       5.64%(c)      5.96%(c)

Portfolio turnover rate .................................        114%          235%

(a) Represents the period from the initial public offering of Service Group Shares (October 2, 1997) through March 31, 1998.

(b) Ratios were determined based on net expenses after expense reimbursements through a directed brokerage arrangement (Note 4) and investment advisory fee waivers (Note 3).

(c)  Annualized.

See accompanying notes to financial statements.

                             THE JAMESTOWN BOND FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1998
                                   (Unaudited)

 Par Value                                                             Value
 ---------                                                             -----
               U.S. TREASURY OBLIGATIONS - 14.6%
               U.S. TREASURY BONDS - 8.1%
$6,855,000       8.125%, due 08/15/2021 .....................       $ 9,505,966
                                                                    -----------
               U.S. TREASURY NOTES - 5.1%
 3,155,000       6.50%, due 05/31/2001 ......................         3,321,142
 2,260,000       7.00%, due 07/15/2006 ......................         2,632,900
                                                                    -----------
                                                                      5,954,042
                                                                    -----------
               U.S. TREASURY INFLATION-PROTECTION NOTES - 1.4%
 1,700,000       3.375%, due 01/15/2007 .....................         1,679,194
                                                                    -----------

               TOTAL U.S. TREASURY OBLIGATIONS (COST $16,266,026)   $17,139,202
                                                                    -----------

               MORTGAGE-BACKED SECURITIES - 37.7%
               FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.3%
$  825,000       Pool #1197-H, 6.75%, due 02/15/2007                $   883,781
   900,194       Pool #1221-I, 7.00%, due 03/15/2007                    933,384
   700,000       Pool #1457-PK, 7.00%, due 01/15/2008                   759,717
   925,000       Pool #1460-I, 7.00%, due 01/15/2008                  1,001,313
   825,000       Pool #1655-HB, 6.50%, due 10/15/2008                   873,980
   600,000       Pool #1857-D, 6.50%, due 11/15/2022                    636,372
                                                                    -----------
                                                                      5,088,547
                                                                    -----------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 19.9%
   813,175       Pool #313443, 6.775%, due 04/01/2004                   864,508
 1,186,519       Pool #375139, 7.13%, due 05/01/2004                  1,283,851
 1,460,650       Pool #375299, 6.81%, due 08/01/2004                  1,561,755
   597,119       Pool #73061, 8.66%, due 01/01/2005                     682,022
   621,824       Pool #73126, 7.00%, due 07/01/2005                     646,175
   557,395       Pool #73443, 6.87%, due 04/01/2006                     603,032
   626,199       Series #92-61-ZB, 7.50%, due 05/25/2007                675,312
   765,000       Series #92-179-H, 7.00%, due 09/01/2007                809,462
   545,801       Pool #375538, 6.70%, due 11/01/2007                    589,397
 1,425,000       Series #93-10-PH, 6.50%, due 12/01/2007              1,503,375
 1,275,000       Pool #380701, 6.19%, due 09/01/2008                  1,338,152
   750,000       Series #98-M3, 6.45%, due 01/01/2011                   778,125
 1,410,000       Series #96-53-PG, 6.50%, due 12/18/2011              1,502,087
 1,011,096       Pool #398341, 6.00%, due 04/01/2013                  1,021,794
 1,889,531       Pool #424298, 6.00%, due 06/01/2013                  1,909,523
   605,877       Series #G92-23-Z, 7.50%, due 05/01/2021                659,649
   776,666       Series #G92-44-Z, 8.00%, due 07/25/2022                857,727
 2,885,000       TBA, 6.00%, due 10/01/2028                           2,877,787
 1,375,000       TBA, 6.50%, due 10/01/2028                           1,397,773
 1,800,000       TBA, 6.00%, due 11/01/2028                           1,794,375
                                                                    -----------
                                                                     23,355,881
                                                                    -----------

                             THE JAMESTOWN BOND FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1998
                                   (Unaudited)

 Par Value                                                             Value
 ---------                                                             -----
               MORTGAGE-BACKED SECURITIES - CONTINUED
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 10.8%
$   64,741       Pool #223997, 8.85%, due 05/15/2018                $    69,491
   515,853       Pool #224002, 8.85%, due 07/15/2018                    553,702
   127,328       Pool #316205, 7.50%, due 02/15/2022                    132,126
 1,829,230       Pool #373331, 7.50%, due 05/15/2022                  1,898,156
   346,789       Pool #333658, 7.50%, due 01/15/2023                    359,855
   741,440       Pool #342526, 7.50%, due 02/15/2023                    769,377
   304,450       Pool #349314, 7.50%, due 02/15/2023                    315,922
   649,155       Pool #352143, 7.50%, due 07/15/2023                    673,615
   532,223       Pool #008505, 7.00%, adjustable rate,
                  due 09/20/2024                                        541,787
 1,559,804       Pool #8541, 7.00%, adjustable rate,
                  due 11/20/2024                                      1,586,368
   575,011       Pool #8552, 7.00%, adjustable rate,
                  due 11/20/2024                                        584,982
   484,999       Pool #455413, 7.50%, due 08/15/2027                    502,974
   674,375       Pool #780798, 7.50%, due 12/15/2027                    699,368
 1,350,000       Pool #433882, 7.00%, due 07/15/2028                  1,394,118
   485,000       Pool #473853, 7.00%, due 09/15/2028                    500,850
 2,000,000       TBA, 7.00%, due 10/15/2028                           2,062,500
                                                                    -----------
                                                                     12,645,191
                                                                    -----------
               OTHER MORTGAGE-BACKED SECURITIES - 2.7%
               Contimortgage Home Equity Loan Trust #98-2-A4,
   925,000       6.19%, due 01/15/2014                                  936,849
               CS First Boston Mortgage Securities
                 Corporation #98-C1-A1A,
   811,923       6.26%, due 12/17/2007                                  837,296
               GS Mortgage Securities Corporation II #98-GLII-A1,
 1,195,370       6.312%, due 04/13/2031                               1,231,606
               Lehman Brothers Mortgage Trust #91-2-A1,
   184,074       8.00%, due 03/20/1999                                  184,074
                                                                    -----------
                                                                      3,189,825
                                                                    -----------

               TOTAL MORTGAGE-BACKED SECURITIES (COST $43,203,593)  $44,279,444
                                                                    -----------


               ASSET-BACKED SECURITIES - 8.8%
               STUDENT LOAN MARKETING ASSOCIATION - 4.4%
$2,138,651       Series #97-2-A1, 5.083%, adjustable rate,
                   due 10/25/2005                                   $ 2,122,612
 2,611,940       Series #97-3-A1, 5.817%, adjustable rate,
                   due 04/25/2006                                     2,592,351
   428,277       Series #98-1-A1, 5.253%, adjustable rate,
                   due 01/25/2007                                       428,277
                                                                    -----------
                                                                      5,143,240
                                                                    -----------

                            THE JAMESTOWN BOND FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1998
                                   (Unaudited)

 Par Value                                                             Value
 ---------                                                             -----
               ASSET-BACKED SECURITIES - CONTINUED
               OTHER ASSET-BACKED SECURITIES - 4.4%
               Bank America Manufactured Housing Contract #96-1-A6,
$  650,000       8.00%, due 10/10/2026                              $   705,510
               CIT RV Trust #95-B-A1,
   197,137       6.50%, due 04/15/2011                                  200,771
               CIT RV Trust #96-A-A1,
   499,320       5.40%, due 12/15/2011                                  502,127
               Fleetwood Credit Corporation Grantor Trust #94-A-A,
   397,429       4.70%, due 07/15/2009                                  395,812
               Fleetwood Credit Corporation Grantor Trust #96-A-A,
   378,938       6.75%, due 10/15/2011                                  391,845
               Green Tree Financial Corporation, #97-2-A6,
   775,000       7.24%, due 06/15/2028                                  812,293
               Green Tree Financial Corporation, #97-2-A7,
   700,000       7.62%, due 04/15/2028                                  753,151
               Green Tree Financial Corporation, #98-A,
 1,337,868       6.18%, due 04/01/2018                                1,353,922
                                                                    -----------
                                                                      5,115,431
                                                                    -----------

               TOTAL ASSET-BACKED SECURITIES (COST $10,115,395)     $10,258,671
                                                                    -----------

               CORPORATE BONDS - 25.2%
               Aluminum Company of American,
$  775,000       6.50%, due 06/15/2018                              $   794,693
               Allmerica Financial Corporation,
   390,000       7.625%, due 10/15/2025                                 415,892
               Associates Corporation,
   700,000       5.75%, due 10/15/2003                                  709,303
               Avalon Properties, Inc.,
   485,000       6.625%, due 01/15/2005                                 483,623
               Bank of New York Company, Inc.,
   610,000       6.50%, due 12/01/2003                                  638,566
               BellSouth Telecommunications,
 1,075,000       6.375%, due 06/01/2028                               1,128,965
               Beneficial Corporation Medium Term Notes,
   800,000       6.33%, due 10/09/2001                                  824,472
               BRE Properties, Inc.,
   425,000       7.125%, due 02/15/2013                                 427,486
               Coca-Cola Enterprises,
   325,000       6.75%, due 09/15/2028                                  335,692
   440,000       6.75%, due 01/15/2038                                  448,052
               Dana Corporation,
   425,000       7.00%, due 03/15/2028                                  429,246

                             THE JAMESTOWN BOND FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1998
                                   (Unaudited)

 Par Value                                                             Value
 ---------                                                             -----
               CORPORATE BONDS - CONTINUED
               Dayton Hudson Corporation,
$  370,000       6.75%, due 01/01/2028                              $   376,242
               Duke Realty LP,
   470,000       7.05%, due 03/01/2006                                  478,394
   510,000       6.75%, due 05/30/2008                                  507,460
               Equity Residential Properties Trust,
   875,000       6.55%, due 11/15/2001                                  887,399
   450,000       6.63%, due 04/13/2005                                  449,240
               Finova Capital Corporation,
   385,000       6.25%, due 08/15/2000                                  390,425
               Firstar Bank Milwaukee,
 2,450,000       6.25%, due 12/01/2002                                2,556,820
               Ford Motor Company,
   300,000       6.625%, due 02/15/2028                                 303,759
   900,000       6.625%, due 10/01/2028                                 912,519
   335,000       8.90%, due 01/15/2032                                  428,706
               General Motors Corporation,
   235,000       8.80%, due 03/01/2021                                  295,797
               General Motors Acceptance Corporation
                 Medium Term Notes,
 1,400,000       6.80%, due 04/17/2001                                1,456,210
               IBM Corporation,
   950,000       6.50%, due 01/15/2028                                  992,417
               International Lease Finance Medium Term Notes,
 1,315,000       6.42%, due 09/11/2000                                1,348,953
               JDN Realty Corporation,
   375,000       6.95%, due 08/01/2007                                  395,456
               May Department Stores,
   275,000       7.45%, due 09/15/2011                                  314,168
   650,000       6.70%, due 09/15/2028                                  670,969
               Mellon Financial Company,
   915,000       7.625%, due 11/15/1999                                 938,616
               Morgan Stanley Dean Witter & Company,
   500,000       6.09%, due 11/19/1999                                  510,885
               National City Corporation,
   900,000       7.20%, due 05/15/2005                                  975,384
               Norwest Financial, Inc.,
   450,000       6.05%, due 11/19/1999                                  455,076
               Philips Petroleum Company,
   375,000       6.65%, due 07/15/2018                                  384,581
               Price Development Company,
   485,000       7.29%, due 03/11/2008                                  484,370
               SBC Communications, Inc.,
   600,000       6.625%, due 11/01/2009                                 667,074

                             THE JAMESTOWN BOND FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1998
                                   (Unaudited)

 Par Value                                                             Value
 ---------                                                             -----
               CORPORATE BONDS - CONTINUED
               Sears Roebuck & Company,
$1,500,000       5.63%, due 02/07/2001                              $ 1,518,075
   750,000       6.86%, due 07/03/2001                                  782,288
   750,000       6.99%, due 09/30/2002                                  798,382
               Suntrust Banks,
   340,000       6.125%, due 02/15/2004                                 352,230
               Textron, Inc.,
   510,000       6.625%, due 11/15/2007                                 548,444
               TRW, Inc.,
   425,000       6.25%, due 01/15/2010                                  451,180
   350,000       9.35%, due 06/04/2020                                  453,968
               Union Camp Corporation,
   325,000       6.50%, due 11/15/2007                                  339,540
               United Parcel Service of America, Inc.,
   420,000       8.375%, due 04/01/2030                                 534,790
                                                                    -----------
               TOTAL CORPORATE BONDS (COST $28,512,167)             $29,595,807
                                                                    -----------

   Shares                                                               Value
   ------                                                               -----
               CLOSED-END MUTUAL FUNDS - 7.6%
    37,400     Blackrock 1999 Term Trust, Inc.                     $    364,650
   226,400     Blackrock 2001 Term Trust, Inc.                        2,037,600
    53,900     Blackrock Investment Quality Term Trust, Inc.            485,100
    63,200     Blackrock North American Government Income Trust         639,900
   125,300     Blackrock Strategic Term Trust, Inc.                   1,151,194
    12,000     Dean Witter Government Income Trust                      108,000
     7,400     Excelsior Income Shares, Inc.                            125,800
    15,500     First Commonwealth Fund                                  165,656
   232,200     Hyperion 1999 Term Trust, Inc.                         1,683,450
   201,000     Hyperion 2002 Term Trust, Inc.                         1,695,938
     4,100     Hyperion 2005 Investment Grade
                 Opportunity Term Trust, Inc.                            36,131
    16,400     Income Opportunities Fund, Inc. - 1999                   157,850
    41,700     MFS Government Markets Income Trust                      281,475
                                                                   ------------
               TOTAL CLOSED-END FUNDS (COST $8,075,193)            $  8,932,744
                                                                   ------------

               TOTAL INVESTMENTS AT VALUE
                 (COST $106,172,374) - 93.9%                       $110,205,868
                                                                   ------------

                             THE JAMESTOWN BOND FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1998
                                   (Unaudited)

Face Amount                                                            Value
-----------                                                            -----
               REPURCHASE AGREEMENTS (A) - 10.1%
$11,785,000      Star Bank, N.A., 5.15%, dated 09/30/1998,
                   due 10/01/1998 repurchase proceeds
                   $11,786,686 (Cost $11,785,000)                  $ 11,785,000
                                                                   ------------

               TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
                 AT VALUE - 104.0%                                 $121,990,868

               LIABILITIES IN EXCESS OF OTHER ASSETS - (4.0)%        (4,686,564)
                                                                   ------------

               NET ASSETS - 100.0%                                 $117,304,304
                                                                   ============

(a) Joint repurchase agreement is fully collateralized by $12,560,000 GNMA II, Pool #8375, 6.875%, due 02/20/24; $12,360,000 GNMA II, Pool #8932, 6.875%,
     due 03/20/22; and $5,510,000 GNMA II, Pool #8395, 6.875%, due 03/20/24. The
     aggregate market value of the collateral at September 30, 1998 was $30,730,289. The Fund's pro-rata interest in the collateral at September 30, 1998 was $13,245,427.

See accompanying notes to financial statements.

                             THE JAMESTOWN BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

The Jamestown Bond Fund (the Fund) is a no-load, diversified series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940 (the 1940 Act). The Trust was organized as a Massachusetts business trust on July 18, 1988. The Fund began operations on December 13, 1990.

The Fund offers two classes of shares: Service Group Shares, sold subject to a 12b-1 fee up to 0.15% of average daily net assets, and Institutional Shares, sold without a 12b-1 fee. Each Service Group and Institutional Share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Service Group Shares bear the expenses of the distribution fees, which will cause Service Group Shares to have a higher expense ratio and to pay lower dividends than Institutional Shares; (ii) certain class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters affecting only that class.

The Fund's investment objective is to maximize total return, consisting of current income and capital appreciation (both realized and unrealized), consistent with the preservation of capital through active management of investment grade fixed income securities.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that fixed income securities of the Fund will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees.

Repurchase agreements -- The Fund generally enters into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Fund enters into the joint repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of shares of the Fund is equal to the net asset value per share.

                             THE JAMESTOWN BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)

Investment income and distributions to shareholders -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations. Dividends arising from net investment income are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Allocations between classes -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Security transactions -- Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

Securities traded on a "to-be-announced" basis -- The Fund occasionally trades securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount in mortgage-backed securities transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

                             THE JAMESTOWN BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)

The following information is based upon the federal income tax cost of portfolio investments of $106,181,654 as of September 30, 1998:

     Gross unrealized appreciation...............................  $ 4,105,603
     Gross unrealized depreciation...............................      (81,389)
     Net unrealized appreciation.................................  $ 4,024,214

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

2.   INVESTMENT TRANSACTIONS

During the six months ended September 30, 1998, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $122,341,098 and $108,594,862, respectively.

3.   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by Tattersall Advisory Group, Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.375% of its average daily net assets. The Adviser currently intends to limit the total operating expenses of the Institutional Shares of the Fund to 0.50% of its average daily net assets, and to limit the total operating expenses of the Service Group Shares of the Fund to 0.65% of its average daily net assets. Accordingly, the Adviser voluntarily waived $10,866 of its investment advisory fees for the six months ended September 30, 1998. Certain trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement with the Trust, Countrywide Fund Services, Inc. (CFS) provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, CFS receives a monthly fee from the Fund at an annual rate of 0.075% on its average daily net assets up to $200 million and 0.05% on such net assets in excess of $200 million, subject to a $2,000 minimum monthly fee, plus a surcharge of $1,000 per month. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and cost of pricing the Fund's portfolio securities. Certain officers of the Trust are also officers of CFS.

                             THE JAMESTOWN BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)

DISTRIBUTION PLAN
The Fund has adopted a Distribution Plan (the Plan) with respect to Service Group Shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may incur certain costs related to the distribution of Service Group Shares, not to exceed 0.15% of average daily net assets applicable to Service Group Shares. For the six months ended September 30, 1998, Service Group Shares incurred $2,151 of distribution expenses under the Plan.

4.   DIRECTED BROKERAGE ARRANGEMENT

In order to reduce the total operating expenses of the Fund, a portion of the Fund's custodian fees have been paid through an arrangement with a third-party broker-dealer who is compensated through security trades. Expenses reimbursed through the directed brokerage arrangement totaled $8,994 for the six months ended September 30, 1998.

--------------------------------------------------------------------------------

                       THE JAMESTOWN SHORT TERM BOND FUND
                       ----------------------------------

                               No Load Mutual Fund


                               SEMI-ANNUAL REPORT
                               September 30, 1998
                                   (Unaudited)


      INVESTMENT ADVISER                                  ADMINISTRATOR
      ------------------                                  -------------
TATTERSALL ADVISORY GROUP, INC.                  COUNTRYWIDE FUND SERVICES, INC.
 6802 Paragon Place, Suite 200                            P.O. Box 5354
 Richmond, Virginia 23230-1655                     Cincinnati, Ohio 45201-5354
       1.804.289.2663                                     1.800.443.4249

--------------------------------------------------------------------------------

                       THE JAMESTOWN SHORT TERM BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                               September 30, 1998
                                   (Unaudited)

ASSETS
   Investments in securities:
      At acquisition cost                                           $ 7,108,002
                                                                    ===========
      At value (Note 1)                                             $ 7,158,599
   Investments in repurchase agreements (Note 1)                        475,000
   Cash                                                                     608
   Interest receivable                                                   69,481
   Due from Adviser (Note 3)                                              7,404
   Other assets                                                           6,748
                                                                    -----------
      TOTAL ASSETS                                                    7,717,840
                                                                    -----------
LIABILITIES
   Payable for capital shares redeemed                                    4,330
   Accrued administration fees (Note 3)                                   2,000
   Other accrued expenses                                                 1,900
                                                                    -----------
      TOTAL LIABILITIES                                                   8,230
                                                                    -----------

NET ASSETS                                                          $ 7,709,610
                                                                    ===========
Net assets consist of:
Paid-in capital                                                     $ 8,254,434
Undistributed net investment income                                         607
Accumulated net realized losses from security transactions             (596,028)
Net unrealized appreciation on investments                               50,597
                                                                    -----------
   Net assets                                                       $ 7,709,610
                                                                    ===========
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)                799,702
                                                                    ===========
Net asset value, offering price and redemption
   price per share (Note 1)                                         $      9.64
                                                                    ===========


See accompanying notes to financial statements.

                       THE JAMESTOWN SHORT TERM BOND FUND

                             STATEMENT OF OPERATIONS

                       Six Months Ended September 30, 1998
                                   (Unaudited)

INVESTMENT INCOME
   Interest                                                           $ 274,026
                                                                      ---------
EXPENSES
   Investment advisory fees (Note 3)                                     17,756
   Administration fees (Note 3)                                          12,000
   Professional fees                                                      5,713
   Trustees' fees and expenses                                            3,210
   Printing of shareholder reports                                        2,448
   Pricing costs                                                          2,357
   Custodian fees                                                         1,800
   Postage and supplies                                                     718
   Other expenses                                                           878
                                                                      ---------
      TOTAL EXPENSES                                                     46,880
   Fees waived and expenses reimbursed by the Adviser (Note 3)          (23,205)
                                                                      ---------
      NET EXPENSES                                                       23,675
                                                                      ---------

NET INVESTMENT INCOME                                                   250,351
                                                                      ---------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized losses from security transactions                        (4,012)
   Net change in unrealized appreciation/depreciation
      on investments                                                     53,429
                                                                      ---------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                         49,417
                                                                      ---------

NET INCREASE IN NET ASSETS FROM OPERATIONS                            $ 299,768
                                                                      =========

See accompanying notes to financial statements.

                       THE JAMESTOWN SHORT TERM BOND FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

               Periods Ended September 30, 1998 and March 31, 1998

                                                               SIX MONTHS
                                                                  ENDED            YEAR
                                                              SEPTEMBER 30,       ENDED
                                                                  1998           MARCH 31,
                                                               (UNAUDITED)         1998
                                                              ------------     ------------
FROM OPERATIONS:
   Net investment income                                      $    250,351     $    566,720
   Net realized losses from security transactions                   (4,012)         (45,768)
   Net change in unrealized appreciation/depreciation
      on investments                                                53,429           48,104
                                                              ------------     ------------
Net increase in net assets from operations                         299,768          569,056
                                                              ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                     (251,042)        (568,054)
                                                              ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                     1,913,653        2,162,478
   Net asset value of shares issued in reinvestment
      of distributions to shareholders                             251,043          568,054
   Payments for shares redeemed                                 (4,715,676)      (2,444,148)
                                                              ------------     ------------
Net increase (decrease) in net assets
   from capital share transactions                              (2,550,980)         286,384
                                                              ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                         (2,502,254)         287,386

NET ASSETS:
   Beginning of period                                          10,211,864        9,924,478
                                                              ------------     ------------
   End of period - (including undistributed net investment
      income of $607 and $1,298, respectively)                $  7,709,610     $ 10,211,864
                                                              ============     ============
CAPITAL SHARE ACTIVITY:
   Sold                                                            197,597          223,127
   Reinvested                                                       26,100           59,049
   Redeemed                                                       (486,306)        (252,774)
                                                              ------------     ------------
   Net increase (decrease) in shares outstanding                  (262,609)          29,402
   Shares outstanding, beginning of period                       1,062,311        1,032,909
                                                              ------------     ------------
   Shares outstanding, end of period                               799,702        1,062,311
                                                              ============     ============

See accompanying notes to financial statements.

                       THE JAMESTOWN SHORT TERM BOND FUND

                              FINANCIAL HIGHLIGHTS

                    Selected Per Share Data and Ratios for a
                    Share Outstanding Throughout Each Period

                                                      SIX MONTHS
                                                         ENDED
                                                     SEPTEMBER 30,                         YEARS ENDED MARCH 31,
                                                         1998          ------------------------------------------------------------
                                                      (UNAUDITED)        1998         1997         1996         1995         1994
                                                       --------        --------     --------     --------     --------     --------
Net asset value at beginning of period                 $   9.61        $   9.61     $   9.72     $   9.64     $   9.82     $  10.07
                                                       --------        --------     --------     --------     --------     --------
Income from investment operations:
   Net investment income                                   0.29            0.54         0.58         0.62         0.60         0.51
   Net realized and unrealized gains
      (losses) on investments                              0.03            0.00        (0.11)        0.08        (0.17)       (0.23)
                                                       --------        --------     --------     --------     --------     --------
Total from investment operations                           0.32            0.54         0.47         0.70         0.43         0.28
                                                       --------        --------     --------     --------     --------     --------
Less distributions:
   Dividends from net investment income                   (0.29)          (0.54)       (0.58)       (0.62)       (0.61)       (0.51)
   Distributions from net realized gains                     --              --           --           --           --        (0.02)
                                                       --------        --------     --------     --------     --------     --------
Total distributions                                       (0.29)          (0.54)       (0.58)       (0.62)       (0.61)       (0.53)
                                                       --------        --------     --------     --------     --------     --------

Net asset value at end of period                       $   9.64        $   9.61     $   9.61     $   9.72     $   9.64     $   9.82
                                                       ========        ========     ========     ========     ========     ========

Total return                                              3.33%           5.76%        5.01%        7.38%        4.53%        2.76%
                                                       ========        ========     ========     ========     ========     ========

Net assets at end of period (000's)                    $  7,710        $ 10,212     $  9,924     $  9,426     $ 14,122     $ 18,715
                                                       ========        ========     ========     ========     ========     ========

Ratio of net expenses to average net assets (a)           0.50%(b)        0.50%        0.50%        0.50%        0.50%        0.50%

Ratio of net investment income to average net assets      5.30%(b)        5.64%        5.96%        6.27%        6.04%        5.22%

Portfolio turnover rate                                     31%            109%          62%         157%         144%         324%

(a) Absent investment advisory fees waived and expenses reimbursed by the Adviser, the ratios of expenses to average net assets would have been 0.99%(b), 0.95%, 0.94%, 0.85%, 0.85% and 0.81% for the periods ended
     September  30,  1998 and  March  31,  1998,  1997,  1996,  1995  and  1994,
     respectively (Note 3).

(b)  Annualized.


See accompanying notes to financial statements.

                       THE JAMESTOWN SHORT TERM BOND FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1998
                                   (Unaudited)

 Par Value                                                              Value
 ---------                                                              -----
               U.S. TREASURY AND AGENCY OBLIGATIONS - 14.6%
               U.S. TREASURY NOTES - 6.9%
$  280,000       6.50%, due 05/31/2001                              $   294,745
   225,000       5.75%, due 10/31/2002                                  236,495
                                                                    -----------
                                                                        531,240
                                                                    -----------
               U.S. TREASURY INFLATION-PROTECTION NOTES - 2.6%
   200,000       3.625%, due 07/15/2002                                 204,629
                                                                    -----------

               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.1%
   390,000       due 10/09/1998                                         389,548
                                                                    -----------

               TOTAL U.S. TREASURY AND AGENCY OBLIGATIONS
                 (COST $1,107,197)                                  $ 1,125,417
                                                                    -----------

               MORTGAGE-BACKED SECURITIES - 16.5%
               FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.7%
$  242,536       Pool #1697-PE, 5.65%, due 07/15/2003               $   242,309
    42,396       Pool #1272-D, 7.50%, due 11/15/2005                     42,541
                                                                    -----------
                                                                        284,850
                                                                    -----------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.2%
   109,903       Pool #124029, 8.00%, due 12/01/2002                    111,436
   210,000       Series #94-13-PE, 5.8%, due 12/25/2006                 210,853
   152,043       Pool #313383, 6.50%, due 11/01/2009                    155,244
                                                                    -----------
                                                                        477,533
                                                                    -----------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.9%
   147,198       Pool #8542, 7.00%, adjustable rate, due 11/20/2024     149,683
                                                                    -----------

               OTHER MORTGAGE-BACKED SECURITIES - 4.7%
               Lehman Brothers Mortgage Trust #91-2-A1,
   116,902       8.00%, due 03/20/1999                                  116,902
               GE Capital Mortgage Services, Inc. #93-4A-A1,
    25,684       6.388%, adjustable rate, due 03/25/2023                 25,740
               GE Capital Mortgage Services, Inc. #94-2-A4,
   221,548       6.00%, due 01/25/2009                                  222,239
                                                                    -----------
                                                                        364,881
                                                                    -----------

               TOTAL MORTGAGE-BACKED SECURITIES (COST $1,271,004)   $ 1,276,947
                                                                    -----------

                       THE JAMESTOWN SHORT TERM BOND FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1998
                                   (Unaudited)

 Par Value                                                              Value
 ---------                                                              -----

               ASSET-BACKED SECURITIES - 11.0%
               CIT RV Trust #96-A-A1,
$  186,702       5.40%, due 12/15/2011                              $   187,752
               Fleetwood Credit Corporation Grantor Trust #97-B-A,
   197,101       6.40%, due 05/15/2013                                  203,937
               Premier Auto Trust #95-1-A6,
    79,534       8.05%, due 04/04/2000                                   79,881
               Student Loan Marketing Association #97-2-A1,
   379,867       5.083%, adjustable rate, due 10/25/2005                377,018
                                                                    -----------
               TOTAL ASSET-BACKED SECURITIES (COST $841,381)        $   848,588
                                                                    -----------

               CORPORATE BONDS - 23.4%
               Caterpillar Financial, Inc.,
$  400,000       5.81%, due 07/05/2000                              $   405,636
               Enron Corporation,
   290,000       6.45%, due 11/15/2001                                  296,705
               International Bank Reconstruction and Development,
   265,000       5.10%, due 09/15/1999                                  265,669
               International Lease Finance Medium Term Notes,
   245,000       6.55%, due 09/15/2000                                  251,938
               Norwest Financial Corporation,
   400,000       6.05%, due 11/19/1999                                  404,512
               Xerox Corporation Medium Term Notes,
   175,000       7.13%, due 04/30/1999                                  176,766
                                                                    -----------
               TOTAL CORPORATE BONDS (COST $1,781,999)              $ 1,801,226
                                                                    -----------


               COMMERCIAL PAPER - 27.3%
$  375,000       Allmerica Financial Corporation, due 10/27/1998    $   373,497
   375,000       Aluminum Company of America, due 11/05/1998            372,999
   375,000       American General, due 11/13/1998                       372,541
   300,000       John Deere Capital Corporation, due 01/05/1999         295,768
   300,000       Prudential Funding Corporation, due 02/17/1999         294,150
   400,000       Walt Disney Company, due 11/12/1998                    397,466
                                                                    -----------
               TOTAL COMMERCIAL PAPER (COST $2,106,421)             $ 2,106,421
                                                                    -----------


               TOTAL INVESTMENTS AT VALUE (COST $7,108,002) - 92.8% $ 7,158,599
                                                                    -----------

                       THE JAMESTOWN SHORT TERM BOND FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1998
                                   (Unaudited)

   Face
  Amount                                                                Value
  ------                                                                -----
               REPURCHASE AGREEMENTS (A) - 6.2%
$  475,000     Star Bank, N.A., 5.15%, dated 09/30/1998,
                  due 10/01/1998 repurchase proceeds
                  $475,068 (Cost $475,000)                          $   475,000
                                                                    -----------

               TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
                 AT VALUE - 99.0%                                   $ 7,633,599

               OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%              76,011
                                                                    -----------

               NET ASSETS - 100.0%                                  $ 7,709,610
                                                                    ===========

(a) Joint repurchase agreement is fully collaterized by $12,560,000 GNMA II, Pool #8375, 6.875%, due 02/20/2024; $12,360,000 GNMA II, Pool #8932 ,
     6.875%,  due 03/20/2022;  and $5,510,000 GNMA II, Pool #8395,  6.875%,  due
     03/20/2024. The aggregate market value of the collateral at September 30, 1998 was $30,730,289. The Fund's pro-rata interest in the collateral at September 30, 1998 was $533,863.

See accompanying notes to financial statements.

                       THE JAMESTOWN SHORT TERM BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

The Jamestown Short Term Bond Fund (the Fund) is a no-load, diversified series of the Williamsburg Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on July 18, 1988. The Fund began operations on January 21, 1992.

The Fund's investment objective is to maximize total return, consisting of current income and capital appreciation (both realized and unrealized), consistent with the preservation of capital through active management of high quality short-term fixed income securities.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national exchange are valued based upon the closing price on the principal exchange where the security is traded. It is expected that securities of the Fund will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees.

Repurchase agreements -- The Fund generally enters into joint repurchase agreements with other funds within the Trust. The joint repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market. At the time the Fund enters into the joint repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, the Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations. Dividends arising from net investment income are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security transactions -- Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

                       THE JAMESTOWN SHORT TERM BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)

Securities traded on a "to-be-announced" basis -- The Fund occasionally trades securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount in mortgage-backed securities transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of $7,108,002 as of September 30, 1998:

     Gross unrealized appreciation..............................   $  61,958
     Gross unrealized depreciation..............................     (11,361)
                                                                   ---------
     Net unrealized depreciation................................   $  50,597
                                                                   +========

As of March 31, 1998, the Fund had capital loss carryforwards for federal income tax purposes of $586,098 which expire on March 31, 2005. In addition, the Fund had net realized capital losses of $5,918 during the period from November 1, 1997 through March 31, 1998, which are treated for federal income tax purposes as arising during the Fund's tax year ending March 31, 1999. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.

2.   INVESTMENT TRANSACTIONS

During the six months ended September 30, 1998, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $1,592,012 and $1,243,062, respectively.

                       THE JAMESTOWN SHORT TERM BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)

3.   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by Tattersall Advisory Group, Inc. (the Adviser) under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.375% of its average daily net assets. The Adviser currently intends to limit the total operating expenses of the Fund to 0.50% of its average daily net assets. Accordingly, the Adviser voluntarily waived its entire investment advisory fee of $17,756 and reimbursed the Fund for $5,449 of other operating expenses for the six months ended September 30, 1998. Certain trustees and officers of the Trust are also officers of the Adviser.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Services Agreement with the Trust, Countrywide Fund Services, Inc. (CFS) provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, CFS receives a monthly fee from the Fund at an annual rate of 0.075% on its average daily net assets up to $200 million and 0.05% on such net assets in excess of $200 million, subject to a $2,000 minimum monthly fee. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and cost of pricing the Fund's portfolio securities. Certain officers of the Trust are also officers of CFS.